UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-00816

AMERICAN CENTURY MUTUAL FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	10-31

Date of reporting period:	04-30-2020

ITEM 1. REPORTS TO STOCKHOLDERS.

Semiannual Report

April 30, 2020

Balanced Fund
Investor Class (TWBIX)
I Class (ABINX)
R5 Class (ABGNX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended April 30, 2020. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Pandemic Led to Severe Economic, Market Disruptions

Early in the reporting period, market sentiment was generally upbeat. Dovish central banks, modest inflation, improving economic and corporate earnings data, and U.S.-China trade-policy progress helped boost global growth outlooks. Key U.S. stock benchmarks rose to record highs in mid-February. But that optimistic tone quickly collapsed. The COVID-19 outbreak originating in China rapidly spread worldwide, triggering health care crises, stay-at-home orders, shutdowns and recession fears. Stocks, corporate bonds and other riskier assets sold off sharply, while U.S. Treasuries rallied in a global flight to quality. Central banks and federal governments stepped in quickly and aggressively to stabilize global financial systems and provide financial relief.

Despite record U.S. unemployment and a first-quarter contraction in U.S. gross domestic product, market performance reversed again in April. Supported by significant fiscal and monetary stimulus and improving virus data, nearly every asset class delivered robust one-month gains. For U.S. large-cap growth stocks, the April rally generally led to solid gains for the six-month reporting period. Other stock and risk-asset indices also rallied in April but not enough to reverse earlier losses. Meanwhile, most U.S. and global bond indices delivered gains for the six-month period.

Promoting Health and Safety Remains Our Focus

With global COVID-19 infection rates slowing, segments of the economy are starting to reopen. But the return to normal, pre-pandemic life will take time and patience. We are monitoring the situation closely, and we continue to follow social distancing, work-from-home and other mandates from all relevant authorities. Additionally, our Business Continuity Plan ensures that we maintain regular business operations and the delivery of outstanding service.

We appreciate your confidence in us during these extraordinary times. We have a long history of helping clients weather volatile markets, and we’re confident we will meet these current challenges. In the meantime, the health and safety of you, your family and our employees remain paramount.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Fund Characteristics

APRIL 30, 2020
Key Fixed-Income Portfolio Statistics
Weighted Average Life to Maturity	7.9 years
Average Duration (effective)	6.1 years

Top Ten Common Stocks	% of net assets
Apple, Inc.	2.7%
Microsoft Corp.	2.7%
Amazon.com, Inc.	2.2%
Alphabet, Inc., Class A	1.8%
Facebook, Inc., Class A	1.8%
Adobe, Inc.	1.1%
Discovery, Inc.*	1.0%
Merck & Co., Inc.	1.0%
Bristol-Myers Squibb Co.	0.9%
Broadcom, Inc.	0.8%
*Includes all classes of the issuer held by the fund.

Top Five Common Stocks Industries	% of net assets
Software	7.4%
Interactive Media and Services	3.6%
Pharmaceuticals	3.4%
Technology Hardware, Storage and Peripherals	3.2%
Semiconductors and Semiconductor Equipment	3.0%

Types of Investments in Portfolio	% of net assets
Common Stocks	56.9%
U.S. Treasury Securities	15.8%
Corporate Bonds	10.5%
U.S. Government Agency Mortgage-Backed Securities	5.5%
Asset-Backed Securities	1.8%
Collateralized Mortgage Obligations	1.8%
Collateralized Loan Obligations	1.3%
Municipal Securities	1.0%
Sovereign Governments and Agencies	0.3%
Commercial Mortgage-Backed Securities	0.2%
U.S. Government Agency Securities	0.1%
Temporary Cash Investments	5.1%
Other Assets and Liabilities	(0.3)%

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2019 to April 30, 2020.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/19	Ending Account Value 4/30/20	Expenses Paid During Period(1) 11/1/19 - 4/30/20	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$997.00	$4.47	0.90%
I Class	$1,000	$998.50	$3.48	0.70%
R5 Class	$1,000	$997.90	$3.48	0.70%
Hypothetical
Investor Class	$1,000	$1,020.39	$4.52	0.90%
I Class	$1,000	$1,021.38	$3.52	0.70%
R5 Class	$1,000	$1,021.38	$3.52	0.70%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

Schedule of Investments

APRIL 30, 2020 (UNAUDITED)

	Shares/ Principal Amount	Value
COMMON STOCKS — 56.9%
Aerospace and Defense — 0.6%
Huntington Ingalls Industries, Inc.	4,412	$844,501
Lockheed Martin Corp.	10,453	4,066,844
		4,911,345
Banks — 1.6%
Bank of America Corp.	114,929	2,764,043
Citigroup, Inc.	14,036	681,588
JPMorgan Chase & Co.	64,887	6,213,579
M&T Bank Corp.	18,363	2,058,125
Wells Fargo & Co.	55,264	1,605,419
Zions Bancorp N.A.	33,590	1,061,780
		14,384,534
Beverages — 0.6%
Molson Coors Beverage Co., Class B	63,127	2,588,838
Monster Beverage Corp.(1)	46,643	2,883,004
		5,471,842
Biotechnology — 2.2%
AbbVie, Inc.	69,672	5,727,038
Amgen, Inc.	5,306	1,269,301
Biogen, Inc.(1)	13,154	3,904,502
Gilead Sciences, Inc.	28,792	2,418,528
Incyte Corp.(1)	15,251	1,489,413
Regeneron Pharmaceuticals, Inc.(1)	6,786	3,568,622
Vertex Pharmaceuticals, Inc.(1)	3,658	918,890
		19,296,294
Building Products — 0.7%
Fortune Brands Home & Security, Inc.	37,456	1,805,379
Masco Corp.	114,442	4,696,700
		6,502,079
Capital Markets — 0.7%
FactSet Research Systems, Inc.	8,600	2,365,000
Moody's Corp.	11,537	2,813,875
SEI Investments Co.	25,595	1,304,321
		6,483,196
Chemicals — 0.1%
Eastman Chemical Co.	11,312	684,489
Communications Equipment — 0.5%
Cisco Systems, Inc.	35,716	1,513,644
Motorola Solutions, Inc.	21,072	3,030,364
		4,544,008
Consumer Finance — 0.1%
Capital One Financial Corp.	11,568	749,144

	Shares/ Principal Amount	Value
Containers and Packaging — 0.6%
International Paper Co.	53,350	$1,827,238
Packaging Corp. of America	24,448	2,362,899
WestRock Co.	27,097	872,252
		5,062,389
Distributors — 0.2%
LKQ Corp.(1)	50,839	1,329,440
Diversified Financial Services — 0.7%
Berkshire Hathaway, Inc., Class B(1)	34,326	6,431,319
Diversified Telecommunication Services — 0.9%
AT&T, Inc.	101,136	3,081,614
Verizon Communications, Inc.	90,723	5,212,036
		8,293,650
Electric Utilities — 0.6%
Evergy, Inc.	42,245	2,468,375
OGE Energy Corp.	43,056	1,357,125
PPL Corp.	76,145	1,935,606
		5,761,106
Electrical Equipment — 0.7%
Emerson Electric Co.	82,339	4,695,793
Hubbell, Inc.	9,310	1,158,443
		5,854,236
Electronic Equipment, Instruments and Components — 0.3%
Trimble, Inc.(1)	27,465	951,113
Zebra Technologies Corp., Class A(1)	7,386	1,696,269
		2,647,382
Entertainment — 1.8%
Activision Blizzard, Inc.	65,978	4,204,778
Electronic Arts, Inc.(1)	53,269	6,086,516
Netflix, Inc.(1)	1,453	610,042
Take-Two Interactive Software, Inc.(1)	21,845	2,644,337
Zynga, Inc., Class A(1)	312,670	2,357,532
		15,903,205
Food and Staples Retailing — 0.2%
Walgreens Boots Alliance, Inc.	25,767	1,115,454
Walmart, Inc.	8,788	1,068,181
		2,183,635
Food Products — 1.8%
Campbell Soup Co.	13,408	670,132
General Mills, Inc.	80,753	4,836,297
Hershey Co. (The)	41,752	5,529,217
Hormel Foods Corp.	49,753	2,330,928
Kellogg Co.	40,899	2,678,885
		16,045,459
Health Care Equipment and Supplies — 2.8%
Abbott Laboratories	71,683	6,601,287
Align Technology, Inc.(1)	9,049	1,944,178

	Shares/ Principal Amount	Value
Baxter International, Inc.	40,747	$3,617,519
Danaher Corp.	6,834	1,117,086
DENTSPLY SIRONA, Inc.	49,424	2,097,554
DexCom, Inc.(1)	7,884	2,642,717
Edwards Lifesciences Corp.(1)	14,902	3,241,185
Hologic, Inc.(1)	39,510	1,979,451
Medtronic plc	12,281	1,198,994
Zimmer Biomet Holdings, Inc.	6,332	757,940
		25,197,911
Health Care Providers and Services — 1.9%
Cardinal Health, Inc.	10,234	506,378
CVS Health Corp.	75,373	4,639,208
Henry Schein, Inc.(1)	8,380	457,213
Humana, Inc.	12,307	4,699,059
McKesson Corp.	23,409	3,306,521
UnitedHealth Group, Inc.	12,066	3,528,943
		17,137,322
Health Care Technology — 0.6%
Cerner Corp.	79,730	5,532,465
Hotels, Restaurants and Leisure — 0.6%
Las Vegas Sands Corp.	26,913	1,292,362
McDonald's Corp.	3,969	744,426
Starbucks Corp.	44,529	3,416,710
		5,453,498
Household Durables — 0.3%
Mohawk Industries, Inc.(1)	13,069	1,146,412
PulteGroup, Inc.	48,747	1,378,078
		2,524,490
Household Products — 1.3%
Colgate-Palmolive Co.	33,466	2,351,656
Kimberly-Clark Corp.	26,344	3,648,117
Procter & Gamble Co. (The)	46,447	5,474,708
		11,474,481
Industrial Conglomerates — 0.5%
Carlisle Cos., Inc.	28,911	3,497,075
Honeywell International, Inc.	5,670	804,573
		4,301,648
Insurance — 1.1%
American Financial Group, Inc.	16,361	1,083,753
Aon plc	3,910	675,140
Brown & Brown, Inc.	45,578	1,636,706
Fidelity National Financial, Inc.	28,232	763,675
Hartford Financial Services Group, Inc. (The)	27,080	1,028,769
Marsh & McLennan Cos., Inc.	25,128	2,445,708
MetLife, Inc.	56,488	2,038,087
		9,671,838

	Shares/ Principal Amount	Value
Interactive Media and Services — 3.6%
Alphabet, Inc., Class A(1)	11,998	$16,157,707
Facebook, Inc., Class A(1)	78,514	16,072,601
		32,230,308
Internet and Direct Marketing Retail — 2.6%
Amazon.com, Inc.(1)	8,107	20,056,718
eBay, Inc.	88,127	3,510,098
		23,566,816
IT Services — 2.4%
Accenture plc, Class A	7,303	1,352,442
Akamai Technologies, Inc.(1)	53,704	5,247,418
Amdocs Ltd.	35,797	2,306,759
International Business Machines Corp.	39,712	4,986,239
Mastercard, Inc., Class A	7,367	2,025,704
Visa, Inc., Class A	16,914	3,022,870
Western Union Co. (The)	114,707	2,187,462
		21,128,894
Life Sciences Tools and Services — 0.6%
Agilent Technologies, Inc.	71,628	5,491,003
Machinery — 1.6%
Allison Transmission Holdings, Inc.	76,123	2,766,310
Cummins, Inc.	41,518	6,788,193
Snap-on, Inc.	32,842	4,278,984
		13,833,487
Media — 1.3%
Discovery, Inc., Class A(1)	149,317	3,347,687
Discovery, Inc., Class C(1)	276,243	5,638,120
DISH Network Corp., Class A(1)	19,254	481,639
Fox Corp., Class B(1)	49,119	1,255,482
Interpublic Group of Cos., Inc. (The)	34,369	583,585
		11,306,513
Metals and Mining — 0.5%
Reliance Steel & Aluminum Co.	35,617	3,190,571
Steel Dynamics, Inc.	63,428	1,539,397
		4,729,968
Multi-Utilities — 0.1%
Dominion Energy, Inc.	7,152	551,634
MDU Resources Group, Inc.	29,346	659,111
		1,210,745
Multiline Retail — 0.4%
Target Corp.	31,049	3,407,317
Oil, Gas and Consumable Fuels — 0.7%
Chevron Corp.	19,928	1,833,376
Exxon Mobil Corp.	59,549	2,767,242
HollyFrontier Corp.	28,108	928,688
Kinder Morgan, Inc.	58,603	892,524
		6,421,830

	Shares/ Principal Amount	Value
Personal Products — 0.4%
Estee Lauder Cos., Inc. (The), Class A	21,895	$3,862,278
Pharmaceuticals — 3.4%
Bristol-Myers Squibb Co.	139,290	8,470,225
Jazz Pharmaceuticals plc(1)	15,036	1,657,719
Johnson & Johnson	47,781	7,169,061
Merck & Co., Inc.	110,316	8,752,472
Mylan NV(1)	159,142	2,668,811
Pfizer, Inc.	46,362	1,778,446
		30,496,734
Professional Services — 0.2%
Nielsen Holdings plc	40,621	598,347
Robert Half International, Inc.	33,424	1,579,953
		2,178,300
Road and Rail — 0.2%
Kansas City Southern	16,347	2,134,101
Semiconductors and Semiconductor Equipment — 3.0%
Applied Materials, Inc.	102,492	5,091,803
Broadcom, Inc.	26,635	7,234,599
Intel Corp.	41,775	2,505,664
KLA Corp.	13,504	2,215,871
Lam Research Corp.	11,832	3,020,473
Maxim Integrated Products, Inc.	30,282	1,664,904
NVIDIA Corp.	2,270	663,476
Qorvo, Inc.(1)	10,769	1,055,685
Texas Instruments, Inc.	32,213	3,738,963
		27,191,438
Software — 7.4%
Adobe, Inc.(1)	27,355	9,673,822
Autodesk, Inc.(1)	19,559	3,660,076
Cadence Design Systems, Inc.(1)	49,911	4,049,279
CDK Global, Inc.	50,338	1,977,277
Fortinet, Inc.(1)	24,275	2,615,388
Intuit, Inc.	15,735	4,245,460
Microsoft Corp.	133,249	23,879,553
NortonLifeLock, Inc.	109,547	2,330,065
Oracle Corp. (New York)	32,135	1,702,191
salesforce.com, Inc.(1)	35,402	5,733,354
ServiceNow, Inc.(1)	11,112	3,906,312
VMware, Inc., Class A(1)	5,201	684,036
Zoom Video Communications, Inc., Class A(1)	10,293	1,391,305
		65,848,118
Specialty Retail — 0.6%
AutoZone, Inc.(1)	1,286	1,312,132
Best Buy Co., Inc.	15,244	1,169,672
Home Depot, Inc. (The)	3,033	666,744

	Shares/ Principal Amount	Value
O'Reilly Automotive, Inc.(1)	4,672	$1,804,981
		4,953,529
Technology Hardware, Storage and Peripherals — 3.2%
Apple, Inc.	83,549	24,546,696
Hewlett Packard Enterprise Co.	102,951	1,035,687
HP, Inc.	130,695	2,027,080
Xerox Holdings Corp.(1)	45,382	830,037
		28,439,500
Textiles, Apparel and Luxury Goods — 0.3%
Ralph Lauren Corp.	35,913	2,649,661
Trading Companies and Distributors — 0.4%
W.W. Grainger, Inc.	13,710	3,778,202
TOTAL COMMON STOCKS (Cost $428,410,087)		508,691,147
U.S. TREASURY SECURITIES — 15.8%
U.S. Treasury Bonds, 5.00%, 5/15/37	$200,000	330,508
U.S. Treasury Bonds, 3.50%, 2/15/39	150,000	214,898
U.S. Treasury Bonds, 4.625%, 2/15/40	1,300,000	2,127,937
U.S. Treasury Bonds, 4.375%, 5/15/41	1,400,000	2,252,195
U.S. Treasury Bonds, 3.125%, 11/15/41	1,000,000	1,370,859
U.S. Treasury Bonds, 3.00%, 5/15/42	3,300,000	4,455,000
U.S. Treasury Bonds, 2.75%, 11/15/42	2,000,000	2,597,266
U.S. Treasury Bonds, 2.875%, 5/15/43	1,300,000	1,723,770
U.S. Treasury Bonds, 3.125%, 8/15/44	500,000	694,844
U.S. Treasury Bonds, 3.00%, 11/15/44	600,000	819,188
U.S. Treasury Bonds, 2.50%, 2/15/45(2)	6,000,000	7,560,937
U.S. Treasury Bonds, 3.00%, 5/15/45	600,000	822,680
U.S. Treasury Bonds, 3.00%, 11/15/45	200,000	275,656
U.S. Treasury Bonds, 3.375%, 11/15/48	1,900,000	2,854,676
U.S. Treasury Bonds, 2.25%, 8/15/49	1,000,000	1,233,789
U.S. Treasury Bonds, 2.375%, 11/15/49	1,900,000	2,404,539
U.S. Treasury Bonds, 2.00%, 2/15/50	1,700,000	1,997,898
U.S. Treasury Inflation Indexed Notes, 0.25%, 7/15/29	2,224,816	2,369,962
U.S. Treasury Notes, 2.50%, 5/31/20(2)	1,200,000	1,202,369
U.S. Treasury Notes, 1.875%, 1/31/22(2)	500,000	514,648
U.S. Treasury Notes, 0.375%, 3/31/22	4,400,000	4,415,727
U.S. Treasury Notes, 1.875%, 3/31/22	900,000	928,828
U.S. Treasury Notes, 0.125%, 4/30/22	5,500,000	5,493,232
U.S. Treasury Notes, 1.875%, 4/30/22	1,800,000	1,859,977
U.S. Treasury Notes, 1.75%, 6/15/22	5,000,000	5,165,332
U.S. Treasury Notes, 1.875%, 9/30/22	300,000	311,941
U.S. Treasury Notes, 1.625%, 11/15/22	3,000,000	3,105,645
U.S. Treasury Notes, 2.00%, 11/30/22	800,000	836,375
U.S. Treasury Notes, 0.50%, 3/15/23	18,600,000	18,735,504
U.S. Treasury Notes, 0.25%, 4/15/23	400,000	400,094
U.S. Treasury Notes, 2.875%, 11/30/23	6,600,000	7,205,859
U.S. Treasury Notes, 2.375%, 2/29/24	1,500,000	1,617,891

	Shares/ Principal Amount	Value
U.S. Treasury Notes, 1.50%, 11/30/24	$6,100,000	$6,422,395
U.S. Treasury Notes, 1.125%, 2/28/25	11,500,000	11,931,250
U.S. Treasury Notes, 0.50%, 3/31/25	3,500,000	3,524,336
U.S. Treasury Notes, 0.25%, 4/30/25	3,000,000	3,002,520
U.S. Treasury Notes, 2.625%, 12/31/25	2,200,000	2,468,211
U.S. Treasury Notes, 1.375%, 8/31/26	1,500,000	1,582,090
U.S. Treasury Notes, 1.625%, 10/31/26	100,000	107,152
U.S. Treasury Notes, 1.75%, 12/31/26	700,000	756,574
U.S. Treasury Notes, 1.50%, 1/31/27	2,000,000	2,129,766
U.S. Treasury Notes, 1.125%, 2/28/27	1,200,000	1,248,562
U.S. Treasury Notes, 0.625%, 3/31/27	13,000,000	13,086,836
U.S. Treasury Notes, 0.50%, 4/30/27	3,600,000	3,591,703
U.S. Treasury Notes, 1.50%, 2/15/30	3,200,000	3,460,500
TOTAL U.S. TREASURY SECURITIES (Cost $131,318,407)		141,211,919
CORPORATE BONDS — 10.5%
Aerospace and Defense — 0.1%
Boeing Co. (The), 5.81%, 5/1/50(3)	260,000	257,015
Lockheed Martin Corp., 3.80%, 3/1/45	80,000	96,501
Raytheon Technologies Corp., 6.05%, 6/1/36	250,000	351,295
		704,811
Automobiles — 0.2%
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	440,000	437,800
Ford Motor Credit Co. LLC, 2.98%, 8/3/22	400,000	366,000
Ford Motor Credit Co. LLC, 3.35%, 11/1/22	310,000	285,200
General Motors Co., 5.15%, 4/1/38	260,000	213,142
General Motors Financial Co., Inc., 3.20%, 7/6/21	620,000	606,452
General Motors Financial Co., Inc., 5.25%, 3/1/26	290,000	278,804
		2,187,398
Banks — 2.2%
Banco Santander SA, 3.50%, 4/11/22	400,000	409,206
Bank of America Corp., MTN, 4.20%, 8/26/24	140,000	151,630
Bank of America Corp., MTN, 4.00%, 1/22/25	1,475,000	1,595,314
Bank of America Corp., VRN, 3.00%, 12/20/23	911,000	944,126
Bank of Montreal, MTN, 3.30%, 2/5/24	765,000	808,274
Barclays Bank plc, 5.14%, 10/14/20	200,000	202,440
BNP Paribas SA, VRN, 2.82%, 11/19/25(4)	393,000	396,467
BPCE SA, 5.15%, 7/21/24(4)	200,000	214,297
Canadian Imperial Bank of Commerce, 2.25%, 1/28/25	493,000	498,151
Citigroup, Inc., 2.90%, 12/8/21	1,287,000	1,311,417
Citigroup, Inc., 2.75%, 4/25/22	355,000	363,717
Citigroup, Inc., 4.05%, 7/30/22	70,000	73,535
Citigroup, Inc., VRN, 3.11%, 4/8/26	767,000	804,572
Citigroup, Inc., VRN, 3.52%, 10/27/28	390,000	414,465
Cooperatieve Rabobank UA, 3.95%, 11/9/22	450,000	464,979
Credit Suisse AG, 2.80%, 4/8/22	270,000	276,634
Discover Bank, 3.35%, 2/6/23	250,000	253,833

	Shares/ Principal Amount	Value
Discover Bank, 3.45%, 7/27/26	$239,000	$238,043
Fifth Third BanCorp., 4.30%, 1/16/24	110,000	118,210
Fifth Third BanCorp., 2.375%, 1/28/25	600,000	610,138
FNB Corp., 2.20%, 2/24/23	460,000	456,436
HSBC Bank plc, 4.125%, 8/12/20(4)	300,000	302,393
HSBC Holdings plc, 2.95%, 5/25/21	800,000	812,032
HSBC Holdings plc, 4.30%, 3/8/26	400,000	443,456
HSBC Holdings plc, VRN, 2.63%, 11/7/25	370,000	377,557
Huntington Bancshares, Inc., 2.55%, 2/4/30	590,000	572,797
JPMorgan Chase & Co., VRN, 4.02%, 12/5/24	220,000	238,038
JPMorgan Chase & Co., VRN, 3.70%, 5/6/30	905,000	998,883
Lloyds Banking Group plc, VRN, 2.91%, 11/7/23	409,000	415,958
Lloyds Banking Group plc, VRN, 2.44%, 2/5/26	340,000	340,000
PNC Bank N.A., 2.70%, 10/22/29	480,000	498,621
Regions Financial Corp., 3.80%, 8/14/23	250,000	264,286
Royal Bank of Canada, 2.15%, 10/26/20	850,000	855,482
Sumitomo Mitsui Financial Group, Inc., 2.35%, 1/15/25	800,000	814,071
Truist Bank, 3.30%, 5/15/26	200,000	212,498
Truist Bank, 2.25%, 3/11/30	250,000	243,224
U.S. Bancorp, MTN, 3.60%, 9/11/24	330,000	358,156
Wells Fargo & Co., 4.125%, 8/15/23	200,000	213,498
Wells Fargo & Co., 3.00%, 10/23/26	600,000	628,462
Wells Fargo & Co., VRN, 3.07%, 4/30/41	310,000	306,368
		19,501,664
Beverages — 0.2%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46	500,000	575,309
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 1/23/29	630,000	727,835
PepsiCo, Inc., 1.625%, 5/1/30(3)	110,000	109,597
		1,412,741
Biotechnology — 0.5%
AbbVie, Inc., 2.90%, 11/6/22	620,000	645,692
AbbVie, Inc., 3.60%, 5/14/25	120,000	130,460
AbbVie, Inc., 3.20%, 11/21/29(4)	440,000	467,301
AbbVie, Inc., 4.40%, 11/6/42	240,000	278,825
AbbVie, Inc., 4.25%, 11/21/49(4)	330,000	382,895
Amgen, Inc., 2.65%, 5/11/22	390,000	402,082
Amgen, Inc., 4.66%, 6/15/51	289,000	378,684
Biogen, Inc., 3.625%, 9/15/22	520,000	549,945
Biogen, Inc., 2.25%, 5/1/30	337,000	335,799
Gilead Sciences, Inc., 4.40%, 12/1/21	310,000	324,813
Gilead Sciences, Inc., 3.65%, 3/1/26	840,000	944,324
		4,840,820
Building Products†
Carrier Global Corp., 2.72%, 2/15/30(4)	331,000	311,174
Capital Markets — 0.7%
Ares Capital Corp., 3.25%, 7/15/25	823,000	733,508

	Shares/ Principal Amount	Value
Credit Suisse Group AG, VRN, 2.59%, 9/11/25(4)	$280,000	$279,636
Goldman Sachs BDC, Inc., 3.75%, 2/10/25	262,000	257,408
Goldman Sachs Group, Inc. (The), 3.50%, 4/1/25	490,000	522,099
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/26	930,000	988,491
KKR Group Finance Co. VII LLC, 3.625%, 2/25/50(4)	800,000	704,577
Morgan Stanley, 2.75%, 5/19/22	200,000	205,179
Morgan Stanley, MTN, 3.70%, 10/23/24	760,000	821,094
Morgan Stanley, VRN, 2.19%, 4/28/26	435,000	440,252
Northern Trust Corp., 1.95%, 5/1/30(3)	425,000	424,045
Oaktree Specialty Lending Corp., 3.50%, 2/25/25	360,000	330,353
State Street Corp., VRN, 2.83%, 3/30/23(4)	90,000	92,597
UBS Group AG, 3.49%, 5/23/23(4)	300,000	308,980
UBS Group AG, 4.125%, 9/24/25(4)	200,000	220,157
		6,328,376
Chemicals — 0.1%
Air Products and Chemicals, Inc., 1.85%, 5/15/27	160,000	162,058
CF Industries, Inc., 4.50%, 12/1/26(4)	300,000	323,578
CF Industries, Inc., 5.15%, 3/15/34	230,000	240,270
		725,906
Commercial Services and Supplies — 0.2%
Republic Services, Inc., 3.55%, 6/1/22	220,000	229,741
Republic Services, Inc., 2.30%, 3/1/30	840,000	853,639
Waste Connections, Inc., 3.50%, 5/1/29	290,000	312,824
Waste Connections, Inc., 2.60%, 2/1/30	580,000	592,100
		1,988,304
Communications Equipment†
Cisco Systems, Inc., 5.90%, 2/15/39	130,000	193,399
Construction Materials — 0.1%
Martin Marietta Materials, Inc., 2.50%, 3/15/30	542,000	508,470
Consumer Finance — 0.1%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 5.00%, 10/1/21	300,000	288,578
Capital One Bank USA N.A., 3.375%, 2/15/23	250,000	254,007
Capital One Bank USA N.A., VRN, 2.28%, 1/28/26	198,000	191,568
Park Aerospace Holdings Ltd., 5.50%, 2/15/24(4)	370,000	326,334
		1,060,487
Diversified Consumer Services†
Pepperdine University, 3.30%, 12/1/59	355,000	380,950
Diversified Financial Services†
Credit Suisse Group Funding Guernsey Ltd., 3.45%, 4/16/21	280,000	284,350
Diversified Telecommunication Services — 0.5%
AT&T, Inc., 3.875%, 8/15/21	500,000	516,579
AT&T, Inc., 3.80%, 2/15/27	150,000	162,094
AT&T, Inc., 4.10%, 2/15/28	150,000	165,775
AT&T, Inc., 4.30%, 2/15/30	500,000	564,550
AT&T, Inc., 5.15%, 11/15/46	141,000	169,435
Deutsche Telekom AG, 3.625%, 1/21/50(4)	500,000	550,296

	Shares/ Principal Amount	Value
Deutsche Telekom International Finance BV, 3.60%, 1/19/27(4)	$140,000	$152,388
Telefonica Emisiones SA, 5.46%, 2/16/21	100,000	103,017
Verizon Communications, Inc., 2.95%, 3/15/22	459,000	477,826
Verizon Communications, Inc., 2.45%, 11/1/22	280,000	290,609
Verizon Communications, Inc., 4.40%, 11/1/34	705,000	858,890
Verizon Communications, Inc., 4.75%, 11/1/41	260,000	340,477
Verizon Communications, Inc., 5.01%, 8/21/54	250,000	360,376
		4,712,312
Electric Utilities — 0.7%
AEP Transmission Co. LLC, 3.75%, 12/1/47	100,000	118,716
American Electric Power Co., Inc., 3.20%, 11/13/27	110,000	117,169
Berkshire Hathaway Energy Co., 3.50%, 2/1/25	160,000	175,219
Berkshire Hathaway Energy Co., 3.80%, 7/15/48	150,000	178,141
Commonwealth Edison Co., 3.20%, 11/15/49	215,000	235,056
DTE Electric Co., 2.25%, 3/1/30	330,000	342,893
Duke Energy Corp., 3.55%, 9/15/21	90,000	92,307
Duke Energy Florida LLC, 6.35%, 9/15/37	110,000	160,777
Duke Energy Florida LLC, 3.85%, 11/15/42	220,000	256,985
Duke Energy Progress LLC, 4.15%, 12/1/44	130,000	158,868
Duke Energy Progress LLC, 3.70%, 10/15/46	270,000	316,722
Exelon Corp., 5.15%, 12/1/20	220,000	222,582
Exelon Corp., 4.45%, 4/15/46	150,000	179,333
Exelon Generation Co. LLC, 4.25%, 6/15/22	120,000	125,603
FirstEnergy Corp., 4.85%, 7/15/47	90,000	116,236
FirstEnergy Transmission LLC, 4.55%, 4/1/49(4)	170,000	201,588
Florida Power & Light Co., 4.125%, 2/1/42	140,000	176,142
Florida Power & Light Co., 3.95%, 3/1/48	130,000	165,283
Florida Power & Light Co., 3.15%, 10/1/49	170,000	196,165
MidAmerican Energy Co., 4.40%, 10/15/44	250,000	323,988
Nevada Power Co., 2.40%, 5/1/30	231,000	242,227
NextEra Energy Capital Holdings, Inc., 3.55%, 5/1/27	290,000	319,355
NextEra Energy Operating Partners LP, 4.50%, 9/15/27(4)	120,000	123,846
Oncor Electric Delivery Co. LLC, 3.10%, 9/15/49	170,000	191,864
PacifiCorp, 2.70%, 9/15/30	99,000	107,736
PacifiCorp, 3.30%, 3/15/51	310,000	348,989
Potomac Electric Power Co., 3.60%, 3/15/24	120,000	128,743
Progress Energy, Inc., 3.15%, 4/1/22	90,000	92,701
Southern Co. Gas Capital Corp., 3.95%, 10/1/46	90,000	94,950
Southwestern Public Service Co., 3.70%, 8/15/47	100,000	115,018
Xcel Energy, Inc., 3.35%, 12/1/26	100,000	109,076
Xcel Energy, Inc., 3.40%, 6/1/30	330,000	367,661
		6,101,939
Electronic Equipment, Instruments and Components — 0.1%
Amphenol Corp., 2.05%, 3/1/25	500,000	498,324
Energy Equipment and Services†
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc., 3.14%, 11/7/29	209,000	195,521

	Shares/ Principal Amount	Value
Equity Real Estate Investment Trusts (REITs) — 0.4%
Alexandria Real Estate Equities, Inc., 4.90%, 12/15/30	$100,000	$119,901
American Tower Corp., 3.375%, 10/15/26	110,000	118,594
American Tower Corp., 2.90%, 1/15/30	449,000	472,511
AvalonBay Communities, Inc., MTN, 3.20%, 1/15/28	120,000	126,426
Crown Castle International Corp., 5.25%, 1/15/23	180,000	197,067
Crown Castle International Corp., 3.30%, 7/1/30	474,000	509,402
Duke Realty LP, 2.875%, 11/15/29	484,000	503,110
Duke Realty LP, 3.05%, 3/1/50	200,000	190,204
Essex Portfolio LP, 3.625%, 8/15/22	150,000	155,649
Essex Portfolio LP, 3.25%, 5/1/23	50,000	51,049
Healthcare Realty Trust, Inc., 2.40%, 3/15/30	300,000	265,641
Kilroy Realty LP, 3.80%, 1/15/23	130,000	132,576
Kimco Realty Corp., 2.80%, 10/1/26	240,000	228,964
National Retail Properties, Inc., 2.50%, 4/15/30	114,000	100,675
Prologis LP, 2.125%, 4/15/27	100,000	101,037
Public Storage, 3.39%, 5/1/29	230,000	247,090
Ventas Realty LP, 4.125%, 1/15/26	100,000	101,446
		3,621,342
Food and Staples Retailing — 0.1%
Costco Wholesale Corp., 1.60%, 4/20/30	430,000	425,848
Kroger Co. (The), 3.875%, 10/15/46	350,000	375,225
Walmart, Inc., 4.05%, 6/29/48	210,000	274,321
		1,075,394
Food Products — 0.1%
Campbell Soup Co., 2.375%, 4/24/30	60,000	60,731
Mondelez International, Inc., 2.75%, 4/13/30	412,000	437,141
		497,872
Gas Utilities†
ONE Gas, Inc., 2.00%, 5/15/30(3)	170,000	169,747
Health Care Equipment and Supplies — 0.1%
Baxter International, Inc., 3.95%, 4/1/30(4)	70,000	81,246
Becton Dickinson and Co., 3.73%, 12/15/24	290,000	313,462
DH Europe Finance II Sarl, 3.40%, 11/15/49	210,000	234,471
Medtronic, Inc., 3.50%, 3/15/25	192,000	214,524
Medtronic, Inc., 4.375%, 3/15/35	144,000	183,270
		1,026,973
Health Care Providers and Services — 0.4%
Aetna, Inc., 2.75%, 11/15/22	130,000	134,058
Anthem, Inc., 2.375%, 1/15/25	100,000	102,993
Anthem, Inc., 3.65%, 12/1/27	140,000	152,951
Cigna Corp., 2.40%, 3/15/30	330,000	333,227
CommonSpirit Health, 2.95%, 11/1/22	110,000	111,006
CVS Health Corp., 3.50%, 7/20/22	420,000	438,252
CVS Health Corp., 4.30%, 3/25/28	620,000	699,755
CVS Health Corp., 4.78%, 3/25/38	160,000	189,089
Duke University Health System, Inc., 3.92%, 6/1/47	160,000	188,044

	Shares/ Principal Amount	Value
Partners Healthcare System, Inc., 3.19%, 7/1/49	$215,000	$221,875
UnitedHealth Group, Inc., 2.875%, 3/15/22	310,000	320,497
UnitedHealth Group, Inc., 3.75%, 7/15/25	210,000	234,998
UnitedHealth Group, Inc., 4.75%, 7/15/45	140,000	184,678
Universal Health Services, Inc., 4.75%, 8/1/22(4)	130,000	130,813
		3,442,236
Hotels, Restaurants and Leisure†
McDonald's Corp., MTN, 3.25%, 6/10/24	100,000	107,892
McDonald's Corp., MTN, 3.375%, 5/26/25	80,000	86,747
		194,639
Household Durables — 0.1%
D.R. Horton, Inc., 5.75%, 8/15/23	110,000	122,034
D.R. Horton, Inc., 2.50%, 10/15/24	310,000	309,742
Lennar Corp., 4.75%, 4/1/21	352,000	355,573
Toll Brothers Finance Corp., 4.35%, 2/15/28	332,000	329,377
		1,116,726
Household Products†
Kimberly-Clark Corp., 3.10%, 3/26/30	68,000	75,821
Industrial Conglomerates — 0.1%
Carlisle Cos., Inc., 2.75%, 3/1/30	815,000	746,360
Insurance — 0.5%
American International Group, Inc., 4.125%, 2/15/24	925,000	1,002,185
American International Group, Inc., 4.50%, 7/16/44	313,000	346,083
Chubb INA Holdings, Inc., 3.15%, 3/15/25	280,000	303,629
Hartford Financial Services Group, Inc. (The), 3.60%, 8/19/49	467,000	499,374
Liberty Mutual Group, Inc., 4.50%, 6/15/49(4)	120,000	132,477
Markel Corp., 4.90%, 7/1/22	190,000	202,364
Massachusetts Mutual Life Insurance Co., 3.375%, 4/15/50(4)	465,000	477,783
MetLife, Inc., 4.125%, 8/13/42	110,000	128,432
Metropolitan Life Global Funding I, 3.00%, 1/10/23(4)	200,000	209,243
New York Life Insurance Co., 3.75%, 5/15/50(4)	100,000	113,381
Prudential Financial, Inc., MTN, 1.50%, 3/10/26	700,000	696,640
WR Berkley Corp., 4.625%, 3/15/22	130,000	135,347
		4,246,938
Internet and Direct Marketing Retail†
eBay, Inc., 2.15%, 6/5/20	170,000	170,076
IT Services — 0.2%
Fiserv, Inc., 3.50%, 7/1/29	172,000	188,913
Global Payments, Inc., 3.20%, 8/15/29	340,000	350,833
International Business Machines Corp., 1.70%, 5/15/27(3)	300,000	299,289
International Business Machines Corp., 1.95%, 5/15/30(3)	200,000	199,141
Mastercard, Inc., 3.65%, 6/1/49	170,000	204,263
Visa, Inc., 1.90%, 4/15/27	170,000	176,183
Western Union Co. (The), 2.85%, 1/10/25	127,000	126,486
		1,545,108
Machinery — 0.1%
Otis Worldwide Corp., 2.06%, 4/5/25(4)	330,000	336,134

	Shares/ Principal Amount	Value
Otis Worldwide Corp., VRN, 2.09%, 4/5/23(4)	$150,000	$146,050
Stanley Black & Decker, Inc., 4.00%, 3/15/60	160,000	156,411
		638,595
Media — 0.3%
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.20%, 3/15/28	70,000	77,901
Charter Communications Operating LLC / Charter Communications Operating Capital, 2.80%, 4/1/31	60,000	60,479
Charter Communications Operating LLC / Charter Communications Operating Capital, 5.125%, 7/1/49	112,000	133,413
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.80%, 3/1/50	180,000	204,101
Comcast Corp., 3.20%, 7/15/36	785,000	851,045
Comcast Corp., 6.40%, 5/15/38	310,000	452,032
Comcast Corp., 3.97%, 11/1/47	102,000	120,479
Time Warner Entertainment Co. LP, 8.375%, 3/15/23	201,000	232,792
ViacomCBS, Inc., 3.125%, 6/15/22	190,000	191,253
ViacomCBS, Inc., 4.25%, 9/1/23	160,000	168,997
		2,492,492
Metals and Mining†
Steel Dynamics, Inc., 3.45%, 4/15/30	155,000	147,711
Multi-Utilities — 0.2%
Ameren Corp., 3.50%, 1/15/31	370,000	409,973
CenterPoint Energy, Inc., 4.25%, 11/1/28	270,000	295,142
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	150,000	172,825
Dominion Energy, Inc., 4.90%, 8/1/41	200,000	238,496
NiSource, Inc., 5.65%, 2/1/45	140,000	194,329
Sempra Energy, 2.875%, 10/1/22	200,000	205,302
Sempra Energy, 3.25%, 6/15/27	180,000	188,521
Sempra Energy, 4.00%, 2/1/48	100,000	112,730
		1,817,318
Oil, Gas and Consumable Fuels — 0.8%
Aker BP ASA, 3.75%, 1/15/30(4)	510,000	431,388
Diamondback Energy, Inc., 3.50%, 12/1/29	400,000	347,319
Ecopetrol SA, 5.875%, 5/28/45	90,000	79,389
Enbridge, Inc., 4.00%, 10/1/23	140,000	144,405
Energy Transfer Operating LP, 3.60%, 2/1/23	160,000	155,870
Energy Transfer Operating LP, 4.25%, 3/15/23	370,000	367,269
Energy Transfer Operating LP, 3.75%, 5/15/30	350,000	318,830
Energy Transfer Operating LP, 4.90%, 3/15/35	70,000	63,203
Enterprise Products Operating LLC, 4.85%, 3/15/44	460,000	492,899
EOG Resources, Inc., 4.10%, 2/1/21	130,000	132,362
Equinor ASA, 3.25%, 11/18/49	230,000	241,217
Exxon Mobil Corp., 1.57%, 4/15/23	390,000	395,806
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	170,000	171,311
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	210,000	242,303
MPLX LP, 5.25%, 1/15/25(4)	200,000	198,317
MPLX LP, 4.875%, 6/1/25	410,000	400,449

	Shares/ Principal Amount	Value
MPLX LP, 4.50%, 4/15/38	$120,000	$107,222
Ovintiv, Inc., 6.50%, 2/1/38	90,000	55,445
Petroleos Mexicanos, 4.875%, 1/24/22	240,000	230,400
Petroleos Mexicanos, 3.50%, 1/30/23	60,000	53,250
Petroleos Mexicanos, 6.625%, 6/15/35	50,000	35,500
Petroleos Mexicanos, 5.50%, 6/27/44	230,000	148,925
Phillips 66, 4.30%, 4/1/22	250,000	260,887
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	590,000	618,056
Shell International Finance BV, 3.25%, 5/11/25	200,000	214,095
Sunoco Logistics Partners Operations LP, 4.00%, 10/1/27	200,000	187,618
Total Capital Canada Ltd., 2.75%, 7/15/23	120,000	124,578
Williams Cos., Inc. (The), 4.125%, 11/15/20	300,000	301,001
Williams Cos., Inc. (The), 5.10%, 9/15/45	200,000	208,359
		6,727,673
Paper and Forest Products†
Georgia-Pacific LLC, 2.10%, 4/30/27(4)	370,000	369,962
Pharmaceuticals — 0.2%
Allergan Finance LLC, 3.25%, 10/1/22	400,000	410,713
Allergan Funding SCS, 3.85%, 6/15/24	440,000	471,983
Allergan Funding SCS, 4.55%, 3/15/35	110,000	127,104
Bristol-Myers Squibb Co., 3.25%, 8/15/22(4)	190,000	199,996
Bristol-Myers Squibb Co., 3.625%, 5/15/24(4)	300,000	330,378
Bristol-Myers Squibb Co., 3.40%, 7/26/29(4)	430,000	492,017
		2,032,191
Road and Rail — 0.3%
Ashtead Capital, Inc., 4.125%, 8/15/25(4)	400,000	397,000
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	176,000	176,201
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	50,000	63,533
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	220,000	272,630
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	310,000	371,837
CSX Corp., 3.25%, 6/1/27	380,000	411,028
Norfolk Southern Corp., 3.05%, 5/15/50(3)	200,000	199,733
Union Pacific Corp., 2.40%, 2/5/30	230,000	237,325
Union Pacific Corp., 3.60%, 9/15/37	200,000	216,726
Union Pacific Corp., 3.84%, 3/20/60(4)	150,000	164,858
Union Pacific Corp., MTN, 3.55%, 8/15/39	140,000	151,718
		2,662,589
Semiconductors and Semiconductor Equipment — 0.1%
Analog Devices, Inc., 2.95%, 4/1/25	90,000	93,939
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.125%, 1/15/25	126,000	130,287
Lam Research Corp., 1.90%, 6/15/30(3)	260,000	259,819
NXP BV / NXP Funding, LLC / NXP USA, Inc., 3.875%, 9/1/22(4)	200,000	207,425
NXP BV / NXP Funding, LLC / NXP USA, Inc., 2.70%, 5/1/25(3)(4)	70,000	70,932
NXP BV / NXP Funding, LLC / NXP USA, Inc., 3.15%, 5/1/27(3)(4)	120,000	121,548
NXP BV / NXP Funding, LLC / NXP USA, Inc., 3.40%, 5/1/30(3)(4)	120,000	121,133

	Shares/ Principal Amount	Value
Texas Instruments, Inc., 1.75%, 5/4/30(3)	$210,000	$209,840
		1,214,923
Software — 0.2%
Adobe, Inc., 2.30%, 2/1/30	500,000	526,435
Oracle Corp., 2.50%, 10/15/22	260,000	270,333
Oracle Corp., 3.625%, 7/15/23	280,000	303,290
Oracle Corp., 2.65%, 7/15/26	100,000	106,592
Oracle Corp., 2.80%, 4/1/27	145,000	155,835
Oracle Corp., 3.25%, 11/15/27	430,000	472,279
Oracle Corp., 2.95%, 4/1/30	205,000	224,584
		2,059,348
Specialty Retail — 0.1%
Home Depot, Inc. (The), 3.75%, 2/15/24	150,000	165,352
Home Depot, Inc. (The), 2.50%, 4/15/27	280,000	295,771
Home Depot, Inc. (The), 3.90%, 6/15/47	50,000	59,074
Home Depot, Inc. (The), 3.35%, 4/15/50	479,000	529,641
		1,049,838
Technology Hardware, Storage and Peripherals — 0.1%
Dell International LLC / EMC Corp., 5.45%, 6/15/23(4)	500,000	529,079
Trading Companies and Distributors — 0.1%
Air Lease Corp., 3.875%, 7/3/23	110,000	102,602
Air Lease Corp., MTN, 3.00%, 2/1/30	442,000	354,000
		456,602
Water Utilities — 0.1%
Essential Utilities, Inc., 2.70%, 4/15/30	470,000	482,580
Wireless Telecommunication Services — 0.2%
T-Mobile USA, Inc., 3.75%, 4/15/27(4)	980,000	1,055,489
Vodafone Group plc, 2.95%, 2/19/23	771,000	809,032
		1,864,521
TOTAL CORPORATE BONDS (Cost $91,084,060)		94,411,600
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 5.5%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.4%
FHLMC, VRN, 4.14%, (1-year H15T1Y plus 2.25%), 9/1/35	124,818	130,852
FHLMC, VRN, 4.31%, (12-month LIBOR plus 1.86%), 7/1/36	30,254	31,598
FHLMC, VRN, 4.19%, (1-year H15T1Y plus 2.14%), 10/1/36	116,259	121,417
FHLMC, VRN, 4.11%, (1-year H15T1Y plus 2.25%), 4/1/37	121,417	127,225
FHLMC, VRN, 4.09%, (12-month LIBOR plus 1.80%), 2/1/38	40,379	42,295
FHLMC, VRN, 3.87%, (12-month LIBOR plus 1.84%), 6/1/38	30,395	31,779
FHLMC, VRN, 3.90%, (12-month LIBOR plus 1.78%), 9/1/40	39,212	40,715
FHLMC, VRN, 4.68%, (12-month LIBOR plus 1.88%), 5/1/41	15,897	16,575
FHLMC, VRN, 4.00%, (12-month LIBOR plus 1.87%), 7/1/41	126,757	132,580
FHLMC, VRN, 3.64%, (12-month LIBOR plus 1.64%), 2/1/43	19,030	19,596
FHLMC, VRN, 4.43%, (12-month LIBOR plus 1.65%), 6/1/43	10,109	10,139
FHLMC, VRN, 4.50%, (12-month LIBOR plus 1.62%), 6/1/43	485	488
FHLMC, VRN, 2.83%, (12-month LIBOR plus 1.63%), 1/1/44	193,012	199,103
FHLMC, VRN, 2.57%, (12-month LIBOR plus 1.60%), 6/1/45	157,692	161,173

	Shares/ Principal Amount	Value
FHLMC, VRN, 2.35%, (12-month LIBOR plus 1.63%), 8/1/46	$376,590	$386,866
FHLMC, VRN, 3.06%, (12-month LIBOR plus 1.64%), 9/1/47	639,321	662,728
FNMA, VRN, 3.49%, (6-month LIBOR plus 1.57%), 6/1/35	73,604	74,932
FNMA, VRN, 3.51%, (6-month LIBOR plus 1.57%), 6/1/35	86,282	87,830
FNMA, VRN, 4.11%, (1-year H15T1Y plus 2.16%), 3/1/38	88,711	92,422
FNMA, VRN, 3.69%, (12-month LIBOR plus 1.69%), 1/1/40	9,637	10,000
FNMA, VRN, 3.89%, (12-month LIBOR plus 1.84%), 3/1/40	17,348	18,049
FNMA, VRN, 3.81%, (12-month LIBOR plus 1.77%), 10/1/40	64,292	66,743
FNMA, VRN, 3.72%, (12-month LIBOR plus 1.56%), 3/1/43	93,732	96,839
FNMA, VRN, 3.17%, (12-month LIBOR plus 1.61%), 3/1/47	490,096	509,217
FNMA, VRN, 3.16%, (12-month LIBOR plus 1.61%), 4/1/47	295,693	307,123
FNMA, VRN, 3.25%, (12-month LIBOR plus 1.62%), 5/1/47	355,441	368,421
		3,746,705
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 5.1%
FHLMC, 6.50%, 1/1/28	8,331	9,299
FHLMC, 5.50%, 12/1/33	70,961	80,395
FHLMC, 5.00%, 7/1/35	623,383	712,764
FHLMC, 5.50%, 1/1/38	58,515	66,727
FHLMC, 6.00%, 8/1/38	33,050	37,931
FHLMC, 3.50%, 12/1/47	471,979	502,368
FNMA, 5.00%, 9/1/20	8,287	8,705
FNMA, 6.50%, 1/1/29	13,422	15,449
FNMA, 7.50%, 7/1/29	18,637	19,389
FNMA, 7.50%, 9/1/30	7,719	9,133
FNMA, 5.00%, 7/1/31	327,771	359,523
FNMA, 6.50%, 9/1/31	11,219	12,515
FNMA, 7.00%, 9/1/31	3,555	3,804
FNMA, 6.50%, 1/1/32	12,845	14,738
FNMA, 6.50%, 8/1/32	13,671	15,717
FNMA, 5.50%, 6/1/33	45,753	51,841
FNMA, 5.50%, 7/1/33	66,755	75,824
FNMA, 5.50%, 8/1/33	131,607	150,491
FNMA, 5.50%, 9/1/33	89,485	102,398
FNMA, 5.00%, 11/1/33	229,210	262,105
FNMA, 3.50%, 3/1/34	329,299	349,842
FNMA, 5.00%, 4/1/35	305,087	348,823
FNMA, 4.50%, 9/1/35	139,897	153,793
FNMA, 5.00%, 2/1/36	194,679	222,683
FNMA, 5.50%, 4/1/36	70,945	81,226
FNMA, 5.50%, 5/1/36	137,868	157,862
FNMA, 5.00%, 11/1/36	514,835	589,092
FNMA, 5.50%, 2/1/37	34,921	39,931
FNMA, 6.00%, 7/1/37	260,943	300,351
FNMA, 6.50%, 8/1/37	21,651	25,030
FNMA, 5.50%, 7/1/39	229,469	262,784
FNMA, 5.00%, 4/1/40	571,488	654,157
FNMA, 5.00%, 6/1/40	446,053	509,382

	Shares/ Principal Amount	Value
FNMA, 4.50%, 8/1/40	$712,796	$793,121
FNMA, 4.50%, 9/1/40	1,440,832	1,603,254
FNMA, 3.50%, 1/1/41	902,474	975,284
FNMA, 4.00%, 1/1/41	698,664	782,919
FNMA, 4.00%, 5/1/41	790,385	865,824
FNMA, 4.50%, 7/1/41	273,597	304,288
FNMA, 4.50%, 9/1/41	296,796	330,165
FNMA, 4.50%, 9/1/41	1,284,325	1,428,963
FNMA, 4.00%, 12/1/41	724,272	802,283
FNMA, 4.00%, 1/1/42	587,866	644,045
FNMA, 3.50%, 5/1/42	1,247,404	1,351,767
FNMA, 3.50%, 6/1/42	417,051	454,566
FNMA, 6.50%, 8/1/47	7,774	8,372
FNMA, 6.50%, 9/1/47	15,741	16,911
FNMA, 6.50%, 9/1/47	756	813
FNMA, 6.50%, 9/1/47	8,276	8,888
FNMA, 3.50%, 3/1/48	1,557,968	1,657,465
FNMA, 4.00%, 6/1/48	4,805,694	5,124,632
FNMA, 4.50%, 7/1/48	1,261,733	1,366,103
FNMA, 4.00%, 8/1/48	3,643,408	3,889,448
FNMA, 3.50%, 4/1/49	1,168,059	1,235,665
FNMA, 4.00%, 6/1/49	6,601,315	7,037,408
FNMA, 3.50%, 9/1/49	2,257,633	2,387,585
GNMA, 7.00%, 4/20/26	21,484	24,324
GNMA, 7.50%, 8/15/26	13,534	15,397
GNMA, 7.00%, 2/15/28	4,634	4,651
GNMA, 7.50%, 2/15/28	4,322	4,340
GNMA, 7.00%, 12/15/28	6,308	6,332
GNMA, 7.00%, 5/15/31	30,848	36,892
GNMA, 5.50%, 11/15/32	85,529	96,300
GNMA, 4.50%, 5/20/41	282,911	311,847
GNMA, 4.50%, 6/15/41	328,482	369,348
GNMA, 3.50%, 6/20/42	620,349	680,228
GNMA, 4.50%, 11/20/43	375,449	412,889
GNMA, 3.50%, 3/15/46	2,839,108	3,028,137
GNMA, 2.50%, 7/20/46	670,397	711,398
		44,977,924
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $46,639,064)		48,724,629
ASSET-BACKED SECURITIES — 1.8%
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(4)	511,815	494,586
Goodgreen, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(4)	605,733	633,023
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(4)	154,536	152,997
Hilton Grand Vacations Trust, Series 2017-AA, Class A SEQ, 2.66%, 12/26/28(4)	220,163	212,056
Hilton Grand Vacations Trust, Series 2018-AA, Class B, 3.70%, 2/25/32(4)	1,200,329	1,137,850

	Shares/ Principal Amount	Value
Invitation Homes Trust, Series 2018-SFR1, Class A, VRN, 1.45%, (1-month LIBOR plus 0.70%), 3/17/37(4)	$1,421,842	$1,372,679
Invitation Homes Trust, Series 2018-SFR2, Class B, VRN, 1.89%, (1-month LIBOR plus 1.08%), 6/17/37(4)	1,225,000	1,161,944
Invitation Homes Trust, Series 2018-SFR3, Class A, VRN, 1.75%, (1-month LIBOR plus 1.00%), 7/17/37(4)	1,773,313	1,734,890
MVW Owner Trust, Series 2014-1A, Class A SEQ, 2.25%, 9/22/31(4)	114,097	111,954
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(4)	117,705	114,873
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(4)	179,906	175,833
MVW Owner Trust, Series 2017-1A, Class A SEQ, 2.42%, 12/20/34(4)	418,599	403,010
MVW Owner Trust, Series 2018-1A, Class A SEQ, 3.45%, 1/21/36(4)	577,450	562,873
Progress Residential Trust, Series 2018-SFR3, Class A SEQ, 3.88%, 10/17/35(4)	999,372	1,043,017
Progress Residential Trust, Series 2018-SFR3, Class B, 4.08%, 10/17/35(4)	2,550,000	2,589,901
Progress Residential Trust, Series 2019-SFR3, Class A SEQ, 2.27%, 9/17/36(4)	1,150,000	1,157,284
Sierra Timeshare Conduit Receivables Funding LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(4)	103,764	100,879
Sierra Timeshare Receivables Funding LLC, Series 2018-2A, Class A SEQ, 3.50%, 6/20/35(4)	413,783	405,163
Sierra Timeshare Receivables Funding LLC, Series 2019-2A, Class A SEQ, 2.59%, 5/20/36(4)	661,636	641,143
Towd Point Mortgage Trust, Series 2017-6, Class A1, VRN, 2.75%, 10/25/57(4)	394,889	399,245
Towd Point Mortgage Trust, Series 2018-1, Class A1 SEQ, VRN, 3.00%, 1/25/58(4)	326,438	333,384
Towd Point Mortgage Trust, Series 2018-4, Class A1, VRN, 3.00%, 6/25/58(4)	287,332	294,924
US Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 5/15/27	110,901	90,534
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(4)	272,805	265,193
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(4)	543,186	525,487
TOTAL ASSET-BACKED SECURITIES (Cost $16,322,921)		16,114,722
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.8%
Private Sponsor Collateralized Mortgage Obligations — 1.2%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	11,725	12,288
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 3.93%, 3/25/35	158,050	149,674
Agate Bay Mortgage Loan Trust, Series 2016-3, Class A3, VRN, 3.50%, 8/25/46(4)	266,931	272,654
Banc of America Mortgage Trust, Series 2004-E, Class 2A6 SEQ, VRN, 4.78%, 6/25/34	107,412	99,375
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 3.67%, 8/25/34	136,427	124,324
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 3.77%, 8/25/34	283,644	263,275

	Shares/ Principal Amount	Value
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 4.62%, 8/25/35	$37,002	$35,307
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2, VRN, 2.29%, (1-year H15T1Y plus 2.15%), 9/25/35	70,983	67,458
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	2,776	2,626
Credit Suisse Mortgage Trust, Series 2017-HL2, Class A3 SEQ, VRN, 3.50%, 10/25/47(4)	434,220	439,416
Credit Suisse Mortgage Trust, Series 2019-AFC1, Class A1, VRN, 2.57%, 7/25/49(4)	514,213	515,098
Credit Suisse Mortgage Trust, Series 2020-AFC1, Class A1, VRN, 2.24%, 2/25/50(4)	458,947	438,434
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 3.57%, 10/25/34	167,054	157,766
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 5.01%, 8/25/35	32,731	32,170
Galton Funding Mortgage Trust, Series 2020-H1, Class A1, VRN, 2.31%, 1/25/60(4)	810,527	807,373
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 4.04%, 6/25/34	43,355	40,468
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 4.27%, 5/25/34	71,788	66,297
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 4.00%, 1/25/35	107,340	99,439
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 4.09%, 9/25/35	100,027	96,647
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 4.51%, 9/25/35	130,526	125,571
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 4.06%, 7/25/35	30,036	29,483
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 4.04%, 7/25/35	17,643	16,588
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 4.01%, 4/25/35	85,202	82,555
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 3/25/43(4)	44,623	45,769
JPMorgan Mortgage Trust, Series 2017-1, Class A2, VRN, 3.50%, 1/25/47(4)	590,293	611,050
JPMorgan Mortgage Trust, Series 2018-6, Class 1A4 SEQ, VRN, 3.50%, 12/25/48(4)	319,551	321,172
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 4.68%, 11/21/34	135,089	131,326
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 3.73%, 11/25/35	77,536	70,555
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 3.73%, 2/25/35	124,296	113,777
New Residential Mortgage Loan Trust, Series 2017-1A, Class A1, VRN, 4.00%, 2/25/57(4)	960,374	1,012,257
New Residential Mortgage Loan Trust, Series 2017-2A, Class A3, VRN, 4.00%, 3/25/57(4)	599,619	636,061
New Residential Mortgage Loan Trust, Series 2017-5A, Class A1, VRN, 1.99%, (1-month LIBOR plus 1.50%), 6/25/57(4)	332,085	325,586
Residential Mortgage Loan Trust, Series 2019-2, Class A1 SEQ, VRN, 2.91%, 5/25/59(4)	794,050	783,377
Sequoia Mortgage Trust, Series 2017-CH1, Class A1, VRN, 4.00%, 8/25/47(4)	458,402	469,537

	Shares/ Principal Amount	Value
Sequoia Mortgage Trust, Series 2017-CH2, Class A10 SEQ, VRN, 4.00%, 12/25/47(4)	$322,407	$327,246
Sequoia Mortgage Trust, Series 2018-CH2, Class A12 SEQ, VRN, 4.00%, 6/25/48(4)	645,543	657,647
Sofi Mortgage Trust, Series 2016-1A, Class 1A4 SEQ, VRN, 3.00%, 11/25/46(4)	237,213	237,513
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 3.78%, 7/25/34	62,016	59,000
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 1.23%, (1-month LIBOR plus 0.74%), 9/25/34	428,987	381,590
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 3.62%, 3/25/35	227,085	213,085
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 4.37%, 5/25/35	79,749	79,670
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 4.26%, 1/25/38	41,909	35,672
		10,486,176
U.S. Government Agency Collateralized Mortgage Obligations — 0.6%
FHLMC, Series 2013-DN2, Class M2, VRN, 5.20%, (1-month LIBOR plus 4.25%), 11/25/23	707,369	612,944
FHLMC, Series 2016-DNA3, Class M3, VRN, 5.95%, (1-month LIBOR plus 5.00%), 12/25/28	959,465	963,012
FHLMC, Series 2016-DNA4, Class M2, VRN, 1.79%, (1-month LIBOR plus 1.30%), 3/25/29	7,200	7,114
FHLMC, Series 2018-DNA1, Class M1, VRN, 0.94%, (1-month LIBOR plus 0.45%), 7/25/30	17,164	17,146
FHLMC, Series 2019-DNA3, Class M2, VRN, 2.54%, (1-month LIBOR plus 2.05%), 7/25/49(4)	582,742	505,234
FNMA, Series 2014-C02, Class 1M2, VRN, 3.09%, (1-month LIBOR plus 2.60%), 5/25/24	109,164	83,502
FNMA, Series 2014-C02, Class 2M2, VRN, 3.09%, (1-month LIBOR plus 2.60%), 5/25/24	413,509	332,029
FNMA, Series 2015-C03, Class 1M2, VRN, 5.49%, (1-month LIBOR plus 5.00%), 7/25/25	1,276,903	964,195
FNMA, Series 2015-C04, Class 1M2, VRN, 6.19%, (1-month LIBOR plus 5.70%), 4/25/28	421,639	430,963
FNMA, Series 2016-C04, Class 1M2, VRN, 4.74%, (1-month LIBOR plus 4.25%), 1/25/29	723,260	717,696
FNMA, Series 2016-C06, Class 1M2, VRN, 4.74%, (1-month LIBOR plus 4.25%), 4/25/29	350,000	345,551
FNMA, Series 2018-C01, Class 1M1, VRN, 1.09%, (1-month LIBOR plus 0.60%), 7/25/30	329,168	328,425
		5,307,811
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $16,352,118)		15,793,987
COLLATERALIZED LOAN OBLIGATIONS — 1.3%
Anchorage Credit Opportunities CLO 1 Ltd., Series 2019-1A, Class A1, VRN, 3.69%, (3-month LIBOR plus 1.95%), 1/20/32(4)	700,000	699,982
Ares XLI CLO Ltd., Series 2016-41A, Class AR, VRN, 2.42%, (3-month LIBOR plus 1.20%), 1/15/29(4)	375,000	364,707
Bean Creek CLO Ltd., Series 2015-1A, Class AR, VRN, 2.16%, (3-month LIBOR plus 1.02%), 4/20/31(4)	750,000	693,116
CBAM Ltd., Series 2019-9A, Class A, VRN, 2.50%, (3-month LIBOR plus 1.28%), 2/12/30(4)	650,000	619,755
CIFC Funding Ltd., Series 2013-3RA, Class A1, VRN, 2.00%, (3-month LIBOR plus 0.98%), 4/24/31(4)	450,000	433,897

	Shares/ Principal Amount	Value
Dryden 64 CLO Ltd., Series 2018-64A, Class A, VRN, 2.11%, (3-month LIBOR plus 0.97%), 4/18/31(4)	$550,000	$511,382
Elmwood CLO IV Ltd., Series 2020-1A, Class A, VRN, 2.42%, (3-month LIBOR plus 1.24%), 4/15/33(4)	1,150,000	1,095,917
Goldentree Loan Opportunities X Ltd., Series 2015-10A, Class AR, VRN, 2.26%, (3-month LIBOR plus 1.12%), 7/20/31(4)	1,000,000	964,830
KKR CLO Ltd., Series 2022A, Class A, VRN, 2.29%, (3-month LIBOR plus 1.15%), 7/20/31(4)	500,000	465,343
Madison Park Funding XXII Ltd., Series 2016-22A, Class A1R, VRN, 2.48%, (3-month LIBOR plus 1.26%), 1/15/33(4)	1,000,000	980,000
Magnetite VIII Ltd., Series 2014-8A, Class AR2, VRN, 2.20%, (3-month LIBOR plus 0.98%), 4/15/31(4)	750,000	710,681
Octagon Investment Partners 45 Ltd., Series 2019-1A, Class A, VRN, 2.55%, (3-month LIBOR plus 1.33%), 10/15/32(4)	1,225,000	1,178,203
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class A, VRN, 2.29%, (3-month LIBOR plus 1.15%), 4/18/31(4)	885,000	818,007
Symphony CLO XXII Ltd., Series 2020-22A, Class A1A, VRN, 2.29%, (3-month LIBOR plus 1.29%), 4/18/33(4)	500,000	466,617
Treman Park CLO Ltd., Series 2015-1A, Class ARR, VRN, 2.21%, (3-month LIBOR plus 1.07%), 10/20/28(4)	750,000	715,315
Voya CLO Ltd., Series 2013-2A, Class A1R, VRN, 1.96%, (3-month LIBOR plus 0.97%), 4/25/31(4)	900,000	869,857
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $12,091,429)		11,587,609
MUNICIPAL SECURITIES — 1.0%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	295,000	448,482
California State University Rev., 2.98%, 11/1/51	500,000	498,250
Foothill-Eastern Transportation Corridor Agency Rev., 4.09%, 1/15/49	275,000	277,233
Grand Parkway Transportation Corp. Rev., 3.24%, 10/1/52	225,000	226,204
Houston GO, 3.96%, 3/1/47	120,000	137,072
Los Angeles Department of Water & Power Rev., 5.00%, 7/1/49	465,000	558,753
Metropolitan Transportation Authority Rev., 6.69%, 11/15/40	105,000	127,240
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	60,000	72,937
Metropolitan Water Reclamation District of Greater Chicago GO, 5.72%, 12/1/38	650,000	876,265
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33	130,000	165,183
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40	200,000	314,828
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	95,000	145,450
New York City GO, 6.27%, 12/1/37	95,000	133,841
New York City Water & Sewer System Rev., 5.00%, 6/15/48	350,000	401,492
New York City Water & Sewer System Rev., 5.00%, 6/15/49	280,000	333,407
Ohio Turnpike & Infrastructure Commission Rev., 3.22%, 2/15/48	330,000	332,713
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 5.00%, 6/1/30	55,000	71,923
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 5.00%, 12/1/30	50,000	65,445
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34	110,000	122,783
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 5.00%, 12/1/50	225,000	276,469
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	50,000	63,977

	Shares/ Principal Amount	Value
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	$185,000	$182,290
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	300,000	396,657
Sacramento Municipal Utility District Rev., 5.00%, 8/15/50(3)	565,000	690,300
Sacramento Municipal Utility District Rev., 6.16%, 5/15/36	210,000	284,754
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/47	190,000	230,723
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	105,000	144,258
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	120,000	150,484
State of California GO, 4.60%, 4/1/38	355,000	398,768
State of California GO, 7.55%, 4/1/39	100,000	168,114
State of California GO, 7.30%, 10/1/39	160,000	254,248
State of California GO, 7.60%, 11/1/40	80,000	138,234
State of Washington GO, 5.14%, 8/1/40	20,000	27,260
University of Texas System (The) Rev., 5.00%, 8/15/40	215,000	319,238
TOTAL MUNICIPAL SECURITIES (Cost $8,121,803)		9,035,275
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.3%
Chile†
Chile Government International Bond, 3.25%, 9/14/21	100,000	103,441
Chile Government International Bond, 3.625%, 10/30/42	100,000	105,000
		208,441
Colombia — 0.1%
Colombia Government International Bond, 4.375%, 7/12/21	310,000	315,614
Mexico — 0.1%
Mexico Government International Bond, 4.15%, 3/28/27	600,000	602,250
Peru†
Peruvian Government International Bond, 5.625%, 11/18/50	170,000	255,000
Philippines — 0.1%
Philippine Government International Bond, 4.00%, 1/15/21	300,000	304,875
Philippine Government International Bond, 6.375%, 10/23/34	150,000	214,716
		519,591
Poland†
Republic of Poland Government International Bond, 5.125%, 4/21/21	140,000	145,465
Republic of Poland Government International Bond, 3.00%, 3/17/23	140,000	146,852
		292,317
South Africa†
Republic of South Africa Government International Bond, 4.67%, 1/17/24	110,000	108,763
Uruguay†
Uruguay Government International Bond, 4.125%, 11/20/45	120,000	124,051
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $2,272,529)		2,426,027
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.2%
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, VRN, 4.19%, 9/10/47	900,000	934,566

	Shares/ Principal Amount	Value
GS Mortgage Securities Trust, Series 2016-GS2, Class B, VRN, 3.76%, 5/10/49	$1,000,000	$965,278
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $1,943,079)		1,899,844
U.S. GOVERNMENT AGENCY SECURITIES — 0.1%
FNMA, 2.125%, 4/24/26	270,000	292,690
FNMA, 6.625%, 11/15/30	600,000	929,367
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $1,004,207)		1,222,057
TEMPORARY CASH INVESTMENTS — 5.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $45,591,163)	45,591,163	45,591,163
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $801,150,867)		896,709,979
OTHER ASSETS AND LIABILITIES — (0.3)%		(2,745,671)
TOTAL NET ASSETS — 100.0%		$893,964,308

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini	135	June 2020	$6,750	$19,591,200	$1,993,537
U.S. Treasury 10-Year Notes	6	June 2020	$600,000	834,375	549
U.S. Treasury 2-Year Notes	53	June 2020	$10,600,000	11,682,773	104,235
U.S. Treasury 5-Year Notes	4	June 2020	$400,000	501,938	85
U.S. Treasury Long Bonds	6	June 2020	$600,000	1,086,187	549
U.S. Treasury Ultra Bonds	4	June 2020	$400,000	899,125	(4,009)
				$34,595,598	$2,094,946

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 33	Buy	(5.00)%	12/20/24	$11,595,000	$315,035	$296,220	$611,255

^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	1.78%	8/5/24	$3,500,000	$(450)	$(163,107)	$(163,557)

NOTES TO SCHEDULE OF INVESTMENTS
CDX	-	Credit Derivatives Indexes
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
SEQ	-	Sequential Payer
VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $1,190,303.

(3)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(4)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $47,692,374, which represented 5.3% of total net assets.

See Notes to Financial Statements.

Statement of Assets and Liabilities

APRIL 30, 2020 (UNAUDITED)
Assets
Investment securities, at value (cost of $801,150,867)	$896,709,979
Cash	35,432
Deposits with broker for futures contracts	1,620,000
Receivable for investments sold	79,480
Receivable for capital shares sold	628,699
Interest and dividends receivable	2,225,329
$901,298,919

Liabilities
Payable for investments purchased	6,158,773
Payable for capital shares redeemed	287,610
Payable for variation margin on futures contracts	263,628
Payable for variation margin on swap agreements	9,137
Accrued management fees	615,463
7,334,611

Net Assets	$893,964,308

Net Assets Consist of:
Capital (par value and paid-in surplus)	$758,885,803
Distributable earnings	135,078,505
$893,964,308

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$794,576,705	43,154,939	$18.41
I Class, $0.01 Par Value	$96,412,832	5,232,304	$18.43
R5 Class, $0.01 Par Value	$2,974,771	161,462	$18.42

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2020 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$5,239,257
Dividends	4,525,534
9,764,791

Expenses:
Management fees	3,974,565
Directors' fees and expenses	14,384
Other expenses	2,547
3,991,496

Net investment income (loss)	5,773,295

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	37,958,014
Futures contract transactions	(2,083,773)
Swap agreement transactions	2,032,423
37,906,664

Change in net unrealized appreciation (depreciation) on:
Investments	(50,086,621)
Futures contracts	2,085,425
Swap agreements	165,841
(47,835,355)

Net realized and unrealized gain (loss)	(9,928,691)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(4,155,396)

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2020 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2019
Increase (Decrease) in Net Assets	April 30, 2020	October 31, 2019
Operations
Net investment income (loss)	$5,773,295	$14,020,828
Net realized gain (loss)	37,906,664	32,088,158
Change in net unrealized appreciation (depreciation)	(47,835,355)	52,232,418
Net increase (decrease) in net assets resulting from operations	(4,155,396)	98,341,404

Distributions to Shareholders
From earnings:
Investor Class	(34,788,666)	(56,693,821)
I Class	(2,987,701)	(4,432,562)
R5 Class	(130,966)	(189,961)
Decrease in net assets from distributions	(37,907,333)	(61,316,344)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	25,776,085	10,455,267

Net increase (decrease) in net assets	(16,286,644)	47,480,327

Net Assets
Beginning of period	910,250,952	862,770,625
End of period	$893,964,308	$910,250,952

See Notes to Financial Statements.

Notes to Financial Statements

APRIL 30, 2020 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Balanced Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities. The fund offers the Investor Class, I Class and R5 Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets).

The management fee schedule range and the effective annual management fee for each class for the period ended April 30, 2020 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
Investor Class	0.800% to 0.900%	0.90%
I Class	0.600% to 0.700%	0.70%
R5 Class	0.600% to 0.700%	0.70%

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $23,105,195 and $6,191,483, respectively. The effect of interfund transactions on the Statement of Operations was $479,306 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended April 30, 2020 totaled $717,873,225, of which $230,690,069 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended April 30, 2020 totaled $741,269,538, of which $237,975,432 represented U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2020		Year ended October 31, 2019
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	530,000,000		530,000,000
Sold	1,965,051	$36,892,294	3,650,691	$67,082,586
Issued in reinvestment of distributions	1,781,100	33,927,323	3,226,922	55,463,226
Redeemed	(4,140,748)	(76,413,788)	(6,358,619)	(116,495,515)
	(394,597)	(5,594,171)	518,994	6,050,297
I Class/Shares Authorized	50,000,000		50,000,000
Sold	2,074,149	38,873,483	852,801	15,760,666
Issued in reinvestment of distributions	156,887	2,986,572	257,104	4,432,356
Redeemed	(574,912)	(10,553,440)	(878,313)	(16,141,605)
	1,656,124	31,306,615	231,592	4,051,417
R5 Class/Shares Authorized	30,000,000		30,000,000
Sold	9,148	169,833	12,932	239,892
Issued in reinvestment of distributions	6,874	130,966	11,020	189,961
Redeemed	(13,056)	(237,158)	(4,163)	(76,300)
	2,966	63,641	19,789	353,553
Net increase (decrease)	1,264,493	$25,776,085	770,375	$10,455,267

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$508,691,147	—	—
U.S. Treasury Securities	—	$141,211,919	—
Corporate Bonds	—	94,411,600	—
U.S. Government Agency Mortgage-Backed Securities	—	48,724,629	—
Asset-Backed Securities	—	16,114,722	—
Collateralized Mortgage Obligations	—	15,793,987	—
Collateralized Loan Obligations	—	11,587,609	—
Municipal Securities	—	9,035,275	—
Sovereign Governments and Agencies	—	2,426,027	—
Commercial Mortgage-Backed Securities	—	1,899,844	—
U.S. Government Agency Securities	—	1,222,057	—
Temporary Cash Investments	45,591,163	—	—
	$554,282,310	$342,427,669	—
Other Financial Instruments
Futures Contracts	$2,098,955	—	—
Swap Agreements	—	$611,255	—
	$2,098,955	$611,255	—

Liabilities
Other Financial Instruments
Futures Contracts	$4,009	—	—
Swap Agreements	—	$163,557	—
	$4,009	$163,557	—

7. Derivative Instruments

Credit Risk — The fund is subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. The fund's average notional amount held during the period was $15,670,000.

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to equity price risk derivative instruments held during the period was $5,908 futures contracts purchased.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $14,233,333 futures contracts purchased.

Other Contracts — A fund may enter into total return swap agreements in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets or gain exposure to certain markets in the most economical way possible. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments, including inflationary risk. The fund's average notional amount held during the period was $3,500,000.

Value of Derivative Instruments as of April 30, 2020

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Credit Risk	Receivable for variation margin on swap agreements*	—	Payable for variation margin on swap agreements*	$4,116
Equity Price Risk	Receivable for variation margin on futures contracts*	—	Payable for variation margin on futures contracts*	260,550
Interest Rate Risk	Receivable for variation margin on futures contracts*	—	Payable for variation margin on futures contracts*	3,078
Other Contracts	Receivable for variation margin on swap agreements*	—	Payable for variation margin on swap agreements*	5,021
		—		$272,765

*Included in the unrealized appreciation (depreciation) on centrally cleared swap agreements or futures contracts, as applicable, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2020

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Credit Risk	Net realized gain (loss) on swap agreement transactions	$2,032,423	Change in net unrealized appreciation (depreciation) on swap agreements	$296,220
Equity Price Risk	Net realized gain (loss) on futures contract transactions	(2,465,931)	Change in net unrealized appreciation (depreciation) on futures contracts	1,915,814
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	382,158	Change in net unrealized appreciation (depreciation) on futures contracts	169,611
Other Contracts	Net realized gain (loss) on swap agreement transactions	—	Change in net unrealized appreciation (depreciation) on swap agreements	(130,379)
		$(51,350)		$2,251,266

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund may invest in instruments that have variable or floating coupon rates based on the London Interbank Offered Rate (LIBOR). LIBOR is a benchmark interest rate intended to be representative of the rate at which certain major international banks lend to one another over short-terms. LIBOR will be phased out by the end of 2021. Uncertainty remains regarding a replacement rate or rates for LIBOR. The transition process may lead to increased volatility or illiquidity in markets for instruments that rely on LIBOR. This could result in a change to the value of such instruments.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$804,128,155
Gross tax appreciation of investments	$125,263,590
Gross tax depreciation of investments	(32,681,766)
Net tax appreciation (depreciation) of investments	$92,581,824

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2020(3)	$19.25	0.12	(0.15)	(0.03)	(0.12)	(0.69)	(0.81)	$18.41	(0.30)%	0.90%(4)	1.27%(4)	82%	$794,577
2019	$18.55	0.29	1.73	2.02	(0.29)	(1.03)	(1.32)	$19.25	11.82%	0.90%	1.58%	101%	$838,309
2018	$19.31	0.25	0.09	0.34	(0.25)	(0.85)	(1.10)	$18.55	1.72%	0.90%	1.32%	115%	$798,120
2017	$17.39	0.26	2.10	2.36	(0.28)	(0.16)	(0.44)	$19.31	13.78%	0.91%	1.44%	112%	$814,569
2016	$17.91	0.25	0.26	0.51	(0.26)	(0.77)	(1.03)	$17.39	3.14%	0.90%	1.44%	104%	$754,957
2015	$19.38	0.26	(0.08)	0.18	(0.28)	(1.37)	(1.65)	$17.91	0.98%	0.90%	1.43%	94%	$789,209
I Class
2020(3)	$19.26	0.14	(0.14)	—	(0.14)	(0.69)	(0.83)	$18.43	(0.15)%	0.70%(4)	1.47%(4)	82%	$96,413
2019	$18.56	0.33	1.72	2.05	(0.32)	(1.03)	(1.35)	$19.26	12.04%	0.70%	1.78%	101%	$68,889
2018	$19.32	0.29	0.09	0.38	(0.29)	(0.85)	(1.14)	$18.56	1.92%	0.70%	1.52%	115%	$62,077
2017	$17.40	0.30	2.09	2.39	(0.31)	(0.16)	(0.47)	$19.32	13.99%	0.71%	1.64%	112%	$73,385
2016	$17.92	0.28	0.27	0.55	(0.30)	(0.77)	(1.07)	$17.40	3.35%	0.70%	1.64%	104%	$58,915
2015	$19.39	0.30	(0.09)	0.21	(0.31)	(1.37)	(1.68)	$17.92	1.19%	0.70%	1.63%	94%	$54,230
R5 Class
2020(3)	$19.26	0.14	(0.15)	(0.01)	(0.14)	(0.69)	(0.83)	$18.42	(0.21)%	0.70%(4)	1.47%(4)	82%	$2,975
2019	$18.56	0.33	1.72	2.05	(0.32)	(1.03)	(1.35)	$19.26	12.04%	0.70%	1.78%	101%	$3,053
2018	$19.32	0.30	0.08	0.38	(0.29)	(0.85)	(1.14)	$18.56	1.93%	0.70%	1.52%	115%	$2,574
2017(5)	$18.18	0.17	1.14	1.31	(0.17)	—	(0.17)	$19.32	7.21%	0.71%(4)	1.66%(4)	112%(6)	$5

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended April 30, 2020 (unaudited).

(4)	Annualized.

(5)	April 10, 2017 (commencement of sale) through October 31, 2017.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2017.

See Notes to Financial Statements.

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Directors (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by those members of the ACIM’s Investment Oversight Committee who are members of the ACIM’s Investment Management and Global Analytics departments.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of the Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period December 1, 2018 through December 31, 2019. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Notes

Notes

Notes

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2020 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92356 2006

Semiannual Report

April 30, 2020

Growth Fund
Investor Class (TWCGX)
I Class (TWGIX)
Y Class (AGYWX)
A Class (TCRAX)
C Class (TWRCX)
R Class (AGWRX)
R5 Class (AGWUX)
R6 Class (AGRDX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended April 30, 2020. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Pandemic Led to Severe Economic, Market Disruptions

Early in the reporting period, market sentiment was generally upbeat. Dovish central banks, modest inflation, improving economic and corporate earnings data, and U.S.-China trade-policy progress helped boost global growth outlooks. Key U.S. stock benchmarks rose to record highs in mid-February. But that optimistic tone quickly collapsed. The COVID-19 outbreak originating in China rapidly spread worldwide, triggering health care crises, stay-at-home orders, shutdowns and recession fears. Stocks, corporate bonds and other riskier assets sold off sharply, while U.S. Treasuries rallied in a global flight to quality. Central banks and federal governments stepped in quickly and aggressively to stabilize global financial systems and provide financial relief.

Despite record U.S. unemployment and a first-quarter contraction in U.S. gross domestic product, market performance reversed again in April. Supported by significant fiscal and monetary stimulus and improving virus data, nearly every asset class delivered robust one-month gains. For U.S. large-cap growth stocks, the April rally generally led to solid gains for the six-month reporting period. Other stock and risk-asset indices also rallied in April but not enough to reverse earlier losses. Meanwhile, most U.S. and global bond indices delivered gains for the six-month period.

Promoting Health and Safety Remains Our Focus

With global COVID-19 infection rates slowing, segments of the economy are starting to reopen. But the return to normal, pre-pandemic life will take time and patience. We are monitoring the situation closely, and we continue to follow social distancing, work-from-home and other mandates from all relevant authorities. Additionally, our Business Continuity Plan ensures that we maintain regular business operations and the delivery of outstanding service.

We appreciate your confidence in us during these extraordinary times. We have a long history of helping clients weather volatile markets, and we’re confident we will meet these current challenges. In the meantime, the health and safety of you, your family and our employees remain paramount.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

APRIL 30, 2020
Top Ten Holdings	% of net assets
Microsoft Corp.	12.0%
Amazon.com, Inc.	9.1%
Alphabet, Inc., Class A	8.4%
Apple, Inc.	6.8%
Visa, Inc., Class A	5.5%
PayPal Holdings, Inc.	3.0%
Facebook, Inc., Class A	2.6%
SBA Communications Corp.	2.4%
UnitedHealth Group, Inc.	2.4%
Union Pacific Corp.	2.3%

Top Five Industries	% of net assets
Software	15.7%
Interactive Media and Services	11.6%
Internet and Direct Marketing Retail	9.5%
IT Services	9.4%
Technology Hardware, Storage and Peripherals	6.8%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.1%
Temporary Cash Investments	0.9%
Other Assets and Liabilities	—*
*Category is less than 0.05% of total net assets.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2019 to April 30, 2020.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 11/1/19	Ending Account Value 4/30/20	Expenses Paid During Period(1) 11/1/19 - 4/30/20	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,066.90	$5.04	0.98%
I Class	$1,000	$1,067.70	$4.01	0.78%
Y Class	$1,000	$1,068.60	$3.24	0.63%
A Class	$1,000	$1,065.40	$6.32	1.23%
C Class	$1,000	$1,061.30	$10.15	1.98%
R Class	$1,000	$1,064.30	$7.60	1.48%
R5 Class	$1,000	$1,067.60	$4.01	0.78%
R6 Class	$1,000	$1,068.40	$3.24	0.63%
Hypothetical
Investor Class	$1,000	$1,019.99	$4.92	0.98%
I Class	$1,000	$1,020.99	$3.92	0.78%
Y Class	$1,000	$1,021.73	$3.17	0.63%
A Class	$1,000	$1,018.75	$6.17	1.23%
C Class	$1,000	$1,015.02	$9.92	1.98%
R Class	$1,000	$1,017.50	$7.42	1.48%
R5 Class	$1,000	$1,020.99	$3.92	0.78%
R6 Class	$1,000	$1,021.73	$3.17	0.63%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

5

Schedule of Investments

APRIL 30, 2020 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.1%
Aerospace and Defense — 1.7%
Lockheed Martin Corp.	395,898	$154,028,076
Auto Components — 1.0%
Aptiv plc	1,356,325	94,332,404
Biotechnology — 2.2%
Biogen, Inc.(1)	236,125	70,088,984
CRISPR Therapeutics AG(1)	180,079	8,859,887
Vertex Pharmaceuticals, Inc.(1)	482,486	121,200,483
		200,149,354
Capital Markets — 0.5%
Charles Schwab Corp. (The)	1,177,318	44,408,435
Consumer Finance — 0.4%
American Express Co.	383,344	34,980,140

Electrical Equipment — 1.1%
Ballard Power Systems, Inc.(1)	467,853	4,753,386
Rockwell Automation, Inc.	512,200	97,051,656
		101,805,042
Electronic Equipment, Instruments and Components — 0.8%
CDW Corp.	704,367	78,043,864
Entertainment — 1.8%
Liberty Media Corp.-Liberty Formula One, Class C(1)	1,115,449	35,906,304
Take-Two Interactive Software, Inc.(1)	522,524	63,251,530
Walt Disney Co. (The)	595,375	64,389,806
		163,547,640
Equity Real Estate Investment Trusts (REITs) — 3.0%
Equity Residential	838,042	54,523,012
SBA Communications Corp.	772,914	224,083,227
		278,606,239
Food and Staples Retailing — 0.5%
Walmart, Inc.	387,089	47,050,668
Food Products — 1.3%
Beyond Meat, Inc.(1)	248,330	24,582,187
Mondelez International, Inc., Class A	1,800,493	92,617,360
		117,199,547
Health Care Equipment and Supplies — 4.0%
Baxter International, Inc.	1,395,753	123,914,951
Boston Scientific Corp.(1)	3,314,834	124,239,978
Edwards Lifesciences Corp.(1)	209,815	45,634,763
Intuitive Surgical, Inc.(1)	140,941	72,003,938
		365,793,630
Health Care Providers and Services — 2.7%
Quest Diagnostics, Inc.	254,226	27,992,825

6

	Shares	Value
UnitedHealth Group, Inc.	758,440	$221,820,947
		249,813,772
Hotels, Restaurants and Leisure — 2.8%
Chipotle Mexican Grill, Inc.(1)	82,133	72,157,947
Domino's Pizza, Inc.	89,901	32,537,869
Las Vegas Sands Corp.	1,133,014	54,407,332
Starbucks Corp.	1,316,519	101,016,503
		260,119,651
Household Products — 1.6%
Procter & Gamble Co. (The)	1,265,916	149,213,519
Insurance — 1.0%
Progressive Corp. (The)	1,192,405	92,172,906
Interactive Media and Services — 11.6%
Alphabet, Inc., Class A(1)	576,218	775,992,781
Facebook, Inc., Class A(1)	1,153,944	236,223,876
Twitter, Inc.(1)	1,760,112	50,480,012
		1,062,696,669
Internet and Direct Marketing Retail — 9.5%
Amazon.com, Inc.(1)	339,025	838,747,850
Chewy, Inc., Class A(1)	261,669	11,314,568
Expedia Group, Inc.	334,781	23,762,755
		873,825,173
IT Services — 9.4%
Fastly, Inc., Class A(1)	1,582,114	34,252,768
PayPal Holdings, Inc.(1)	2,226,795	273,895,785
Square, Inc., Class A(1)	75,603	4,924,780
VeriSign, Inc.(1)	222,194	46,547,421
Visa, Inc., Class A	2,808,110	501,865,419
		861,486,173
Life Sciences Tools and Services — 1.3%
Agilent Technologies, Inc.	636,764	48,814,328
Illumina, Inc.(1)	209,472	66,827,852
		115,642,180
Machinery — 1.6%
Cummins, Inc.	923,808	151,042,608
Personal Products — 0.8%
Estee Lauder Cos., Inc. (The), Class A	429,969	75,846,532
Pharmaceuticals — 4.1%
Merck & Co., Inc.	2,254,260	178,852,988
Novo Nordisk A/S, B Shares	2,106,956	134,537,659
Zoetis, Inc.	467,026	60,391,132
		373,781,779
Road and Rail — 2.7%
Lyft, Inc., Class A(1)	1,082,669	35,544,023
Union Pacific Corp.	1,326,908	212,026,630
		247,570,653
Semiconductors and Semiconductor Equipment — 6.4%
Advanced Micro Devices, Inc.(1)	99,494	5,212,491

7

	Shares	Value
Analog Devices, Inc.	810,452	$88,825,539
Applied Materials, Inc.	1,165,856	57,919,726
ASML Holding NV	411,721	122,301,203
Broadcom, Inc.	406,212	110,335,303
NVIDIA Corp.	683,199	199,685,404
		584,279,666
Software — 15.7%
Anaplan, Inc.(1)	622,450	25,433,307
Datadog, Inc., Class A(1)	443,324	20,002,779
Microsoft Corp.	6,174,668	1,106,562,252
PagerDuty, Inc.(1)	1,358,382	28,675,444
salesforce.com, Inc.(1)	859,539	139,202,341
Slack Technologies, Inc., Class A(1)	1,411,000	37,659,590
Zendesk, Inc.(1)	908,069	69,812,345
Zoom Video Communications, Inc., Class A(1)	115,307	15,586,047
		1,442,934,105
Specialty Retail — 1.2%
TJX Cos., Inc. (The)	2,211,885	108,492,959
Technology Hardware, Storage and Peripherals — 6.8%
Apple, Inc.	2,126,769	624,844,732
Textiles, Apparel and Luxury Goods — 1.6%
NIKE, Inc., Class B	1,703,519	148,512,786
TOTAL COMMON STOCKS (Cost $5,078,391,697)		9,102,220,902
TEMPORARY CASH INVESTMENTS — 0.9%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.375% - 3.125%, 4/30/26 - 11/15/28, valued at $27,732,245), in a joint trading account at 0.01%, dated 4/30/20, due 5/1/20 (Delivery value $27,169,460)		27,169,453
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.25%, 8/15/27 - 8/15/49, valued at $51,556,937), at 0.02%, dated 4/30/20, due 5/1/20 (Delivery value $50,540,028)		50,540,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	42,279	42,279
TOTAL TEMPORARY CASH INVESTMENTS (Cost $77,751,732)		77,751,732
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $5,156,143,429)		9,179,972,634
OTHER ASSETS AND LIABILITIES†		3,860,038
TOTAL NET ASSETS — 100.0%		$9,183,832,672

8

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	9,116,532	USD	9,791,876	Credit Suisse AG	6/30/20	$209,838
EUR	6,824,276	USD	7,557,524	Credit Suisse AG	6/30/20	(70,636)
EUR	3,587,119	USD	3,902,570	Credit Suisse AG	6/30/20	32,845
EUR	2,222,264	USD	2,406,594	Credit Suisse AG	6/30/20	31,443
EUR	2,939,688	USD	3,195,176	Credit Suisse AG	6/30/20	29,945
EUR	3,132,168	USD	3,394,198	Credit Suisse AG	6/30/20	42,091
USD	80,649,329	EUR	74,174,626	Credit Suisse AG	6/30/20	(727,377)
USD	5,678,322	EUR	5,301,937	Credit Suisse AG	6/30/20	(138,414)
USD	5,264,485	EUR	4,881,982	Credit Suisse AG	6/30/20	(91,519)
USD	9,535,350	EUR	8,749,071	Credit Suisse AG	6/30/20	(63,223)
USD	3,499,342	EUR	3,149,666	Credit Suisse AG	6/30/20	43,855
USD	5,892,508	EUR	5,336,933	Credit Suisse AG	6/30/20	37,378
USD	6,597,744	EUR	6,036,859	Credit Suisse AG	6/30/20	(25,272)
USD	2,533,180	EUR	2,327,253	Credit Suisse AG	6/30/20	(20,041)
USD	4,286,927	EUR	3,919,584	Credit Suisse AG	6/30/20	(13,234)
USD	4,840,438	EUR	4,444,528	Credit Suisse AG	6/30/20	(35,637)
USD	3,626,234	EUR	3,359,643	Credit Suisse AG	6/30/20	(59,618)
USD	3,175,118	EUR	2,904,692	Credit Suisse AG	6/30/20	(11,608)
						$(829,184)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
NASDAQ 100 E-Mini	153	June 2020	$3,060	$27,504,810	$5,928,534
S&P 500 E-Mini	188	June 2020	$9,400	27,282,560	5,824,953
				$54,787,370	$11,753,487

NOTES TO SCHEDULE OF INVESTMENTS
EUR	-	Euro
USD	-	United States Dollar

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

See Notes to Financial Statements.

9

Statement of Assets and Liabilities

APRIL 30, 2020 (UNAUDITED)
Assets
Investment securities, at value (cost of $5,156,143,429)	$9,179,972,634
Deposits with broker for futures contracts	4,551,000
Receivable for investments sold	40,018,952
Receivable for capital shares sold	3,356,421
Receivable for variation margin on futures contracts	544,276
Unrealized appreciation on forward foreign currency exchange contracts	427,395
Dividends and interest receivable	2,234,706
9,231,105,384

Liabilities
Payable for investments purchased	35,960,259
Payable for capital shares redeemed	3,521,561
Unrealized depreciation on forward foreign currency exchange contracts	1,256,579
Accrued management fees	6,472,843
Distribution and service fees payable	61,470
47,272,712

Net Assets	$9,183,832,672

Net Assets Consist of:
Capital (par value and paid-in surplus)	$5,314,137,926
Distributable earnings	3,869,694,746
$9,183,832,672

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$7,039,937,125	199,393,627	$35.31
I Class, $0.01 Par Value	$1,379,641,155	38,260,570	$36.06
Y Class, $0.01 Par Value	$50,172,867	1,390,714	$36.08
A Class, $0.01 Par Value	$98,183,844	2,888,367	$33.99*
C Class, $0.01 Par Value	$11,881,360	375,720	$31.62
R Class, $0.01 Par Value	$88,296,962	2,684,812	$32.89
R5 Class, $0.01 Par Value	$354,380	9,818	$36.09
R6 Class, $0.01 Par Value	$515,364,979	14,306,882	$36.02
*Maximum offering price $36.06 (net asset value divided by 0.9425).

See Notes to Financial Statements.

10

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2020 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $419,129)	$49,035,229
Interest	494,040
Securities lending, net	488,679
50,017,948

Expenses:
Management fees	38,533,081
Distribution and service fees:
A Class	116,504
C Class	48,084
R Class	216,625
Directors' fees and expenses	131,187
Other expenses	5,293
39,050,774

Net investment income (loss)	10,967,174

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	35,264,285
Forward foreign currency exchange contract transactions	2,753,542
Futures contract transactions	855,243
Foreign currency translation transactions	(15,334)
38,857,736

Change in net unrealized appreciation (depreciation) on:
Investments	359,950,358
Forward foreign currency exchange contracts	(450,015)
Futures contracts	10,321,266
Translation of assets and liabilities in foreign currencies	(7)
369,821,602

Net realized and unrealized gain (loss)	408,679,338

Net Increase (Decrease) in Net Assets Resulting from Operations	$419,646,512

See Notes to Financial Statements.

11

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2020 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2019
Increase (Decrease) in Net Assets	April 30, 2020	October 31, 2019
Operations
Net investment income (loss)	$10,967,174	$22,124,570
Net realized gain (loss)	38,857,736	457,660,058
Change in net unrealized appreciation (depreciation)	369,821,602	661,567,516
Net increase (decrease) in net assets resulting from operations	419,646,512	1,141,352,144

Distributions to Shareholders
From earnings:
Investor Class	(480,259,219)	(620,549,413)
I Class	(114,436,997)	(135,799,946)
Y Class	(4,514,391)	(5,869,002)
A Class	(7,229,137)	(11,268,612)
C Class	(744,058)	(1,173,312)
R Class	(7,119,319)	(11,498,287)
R5 Class	(42,460)	(45,748)
R6 Class	(41,181,311)	(48,975,743)
Decrease in net assets from distributions	(655,526,892)	(835,180,063)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	1,376,708,148	(221,312,359)

Net increase (decrease) in net assets	1,140,827,768	84,859,722

Net Assets
Beginning of period	8,043,004,904	7,958,145,182
End of period	$9,183,832,672	$8,043,004,904

See Notes to Financial Statements.

12

Notes to Financial Statements

APRIL 30, 2020 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Growth Fund (the fund) is one fund in a series issued by the corporation. The fund's investment objective is to seek long-term capital growth.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

13

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

14

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

15

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets). The strategy assets of the fund also include the assets of NT Growth Fund, one fund in a series issued by the corporation.

The management fee schedule range and the effective annual management fee for each class for the period ended April 30, 2020 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
Investor Class	0.800% to 0.990%	0.97%
I Class	0.600% to 0.790%	0.77%
Y Class	0.450% to 0.640%	0.62%
A Class	0.800% to 0.990%	0.97%
C Class	0.800% to 0.990%	0.97%
R Class	0.800% to 0.990%	0.97%
R5 Class	0.600% to 0.790%	0.77%
R6 Class	0.450% to 0.640%	0.62%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended April 30, 2020 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases were $1,859,781 and there were no interfund sales.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended April 30, 2020 were $1,107,556,681 and $1,631,920,155, respectively.

16

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2020		Year ended October 31, 2019
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	2,100,000,000		2,100,000,000
Sold	5,895,059	$203,515,373	6,174,389	$204,624,318
Issued in connection with reorganization (Note 10)	33,740,937	1,281,095,913	—	—
Issued in reinvestment of distributions	12,608,306	463,439,351	20,752,173	599,737,810
Redeemed	(18,693,514)	(655,826,326)	(22,142,478)	(738,868,587)
	33,550,788	1,292,224,311	4,784,084	65,493,541
I Class/Shares Authorized	460,000,000		460,000,000
Sold	3,576,625	126,424,123	8,201,339	284,251,396
Issued in connection with reorganization (Note 10)	238,480	9,244,211	—	—
Issued in reinvestment of distributions	3,019,127	113,217,452	4,549,653	134,032,787
Redeemed	(6,394,803)	(225,790,543)	(9,493,140)	(319,770,751)
	439,429	23,095,243	3,257,852	98,513,432
Y Class/Shares Authorized	40,000,000		40,000,000
Sold	85,522	2,884,331	193,293	6,309,777
Issued in reinvestment of distributions	119,002	4,461,395	197,540	5,819,520
Redeemed	(279,104)	(9,654,183)	(401,561)	(13,473,502)
	(74,580)	(2,308,457)	(10,728)	(1,344,205)
A Class/Shares Authorized	40,000,000		40,000,000
Sold	343,493	11,329,304	583,026	18,601,566
Issued in connection with reorganization (Note 10)	422,151	15,436,291	—	—
Issued in reinvestment of distributions	164,961	5,847,619	335,059	9,354,848
Redeemed	(748,898)	(24,985,452)	(1,260,515)	(40,816,895)
	181,707	7,627,762	(342,430)	(12,860,481)
C Class/Shares Authorized	30,000,000		30,000,000
Sold	33,483	1,038,751	63,391	1,766,765
Issued in connection with reorganization (Note 10)	124,022	4,225,593	—	—
Issued in reinvestment of distributions	20,026	661,725	39,522	1,041,792
Redeemed	(61,550)	(1,919,655)	(149,895)	(4,554,998)
	115,981	4,006,414	(46,982)	(1,746,441)
R Class/Shares Authorized	40,000,000		40,000,000
Sold	211,538	6,778,619	339,606	10,447,195
Issued in connection with reorganization (Note 10)	461,820	16,348,203	—	—
Issued in reinvestment of distributions	205,542	7,043,451	417,329	11,334,663
Redeemed	(799,800)	(25,966,144)	(1,207,308)	(36,468,093)
	79,100	4,204,129	(450,373)	(14,686,235)
R5 Class/Shares Authorized	30,000,000		30,000,000
Sold	504	18,155	2,974	101,028
Issued in reinvestment of distributions	1,135	42,460	1,552	45,748
Redeemed	(6,390)	(230,198)	(1,305)	(44,020)
	(4,751)	(169,583)	3,221	102,756
R6 Class/Shares Authorized	200,000,000		200,000,000
Sold	2,457,736	89,790,554	3,277,264	109,281,671
Issued in reinvestment of distributions	1,098,511	41,181,311	1,664,709	48,975,743
Redeemed	(2,355,701)	(82,943,536)	(15,267,638)	(513,042,140)
	1,200,546	48,028,329	(10,325,665)	(354,784,726)
Net increase (decrease)	35,488,220	$1,376,708,148	(3,131,021)	$(221,312,359)

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6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$8,845,382,040	$256,838,862	—
Temporary Cash Investments	42,279	77,709,453	—
	$8,845,424,319	$334,548,315	—
Other Financial Instruments
Futures Contracts	$11,753,487	—	—
Forward Foreign Currency Exchange Contracts	—	$427,395	—
	$11,753,487	$427,395	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$1,256,579	—

7. Derivative Instruments

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to equity price risk derivative instruments held during the period was $15,450 futures contracts purchased.

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Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $136,560,091.

Value of Derivative Instruments as of April 30, 2020

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Equity Price Risk	Receivable for variation margin on futures contracts*	$544,276	Payable for variation margin on futures contracts*	—
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	427,395	Unrealized depreciation on forward foreign currency exchange contracts	$1,256,579
		$971,671		$1,256,579

*	Included in the unrealized appreciation (depreciation) on futures contracts as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2020

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Equity Price Risk	Net realized gain (loss) on futures contract transactions	$855,243	Change in net unrealized appreciation (depreciation) on futures contracts	$10,321,266
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	2,753,542	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(450,015)
		$3,608,785		$9,871,251

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

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9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$5,166,659,419
Gross tax appreciation of investments	$4,089,526,197
Gross tax depreciation of investments	(76,212,982)
Net tax appreciation (depreciation) of investments	$4,013,313,215

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

10. Reorganization

On September 11, 2019, the Board of Directors approved an agreement and plan of reorganization (the reorganization), whereby the net assets of All Cap Growth Fund, one fund in a series issued by the corporation, were transferred to Growth Fund in exchange for shares of Growth Fund. The purpose of the transaction was to combine two funds with substantially similar investment objectives and strategies. The financial statements and performance history of Growth Fund survived after the reorganization. The reorganization was effective at the close of the NYSE on February 21, 2020.

The reorganization was accomplished by a tax-free exchange of shares. On February 21, 2020, All Cap Growth Fund exchanged its shares for shares of Growth Fund as follows:

Original Fund/Class	Shares Exchanged	New Fund/Class	Shares Received
All Cap Growth Fund – Investor Class	36,344,493	Growth Fund – Investor Class	33,740,937
All Cap Growth Fund – I Class	256,052	Growth Fund – I Class	238,480
All Cap Growth Fund – A Class	451,934	Growth Fund – A Class	422,151
All Cap Growth Fund – C Class	137,457	Growth Fund – C Class	124,022
All Cap Growth Fund – R Class	495,557	Growth Fund – R Class	461,820

The net assets of All Cap Growth Fund and Growth Fund immediately before the reorganization were $1,326,350,211 and $8,778,658,792, respectively. All Cap Growth Fund's unrealized appreciation of $530,451,716 was combined with that of Growth Fund. Immediately after the reorganization, the combined net assets were $10,105,009,003.

Assuming the reorganization had been completed on November 1, 2019, the beginning of the annual reporting period, the pro forma results of operations for the period ended April 30, 2020 are as follows:

Net investment income (loss)	$11,915,166
Net realized and unrealized gain (loss)	580,825,383
Net increase (decrease) in net assets resulting from operations	$592,740,549

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of All Cap Growth Fund that have been included in the fund’s Statement of Operations since February 21, 2020.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2020(3)	$35.80	0.04	2.43	2.47	(0.15)	(2.81)	(2.96)	$35.31	6.69%	0.98%(4)	0.21%(4)	13%	$7,039,937
2019	$34.94	0.08	4.70	4.78	(0.08)	(3.84)	(3.92)	$35.80	16.35%	0.98%	0.24%	30%	$5,937,959
2018	$34.93	0.04	3.35	3.39	(0.06)	(3.32)	(3.38)	$34.94	10.22%	0.97%	0.13%	38%	$5,627,171
2017	$28.64	0.08	7.67	7.75	(0.17)	(1.29)	(1.46)	$34.93	28.26%	0.98%	0.26%	48%	$5,648,965
2016	$30.57	0.16	(0.08)	0.08	(0.10)	(1.91)	(2.01)	$28.64	0.40%	0.98%	0.57%	36%	$5,122,550
2015	$35.39	0.10	2.34	2.44	(0.10)	(7.16)	(7.26)	$30.57	9.07%	0.97%	0.35%	49%	$5,952,798
I Class
2020(3)	$36.56	0.08	2.46	2.54	(0.23)	(2.81)	(3.04)	$36.06	6.77%	0.78%(4)	0.41%(4)	13%	$1,379,641
2019	$35.59	0.15	4.81	4.96	(0.15)	(3.84)	(3.99)	$36.56	16.62%	0.78%	0.44%	30%	$1,382,618
2018	$35.52	0.12	3.40	3.52	(0.13)	(3.32)	(3.45)	$35.59	10.46%	0.77%	0.33%	38%	$1,230,065
2017	$29.11	0.15	7.78	7.93	(0.23)	(1.29)	(1.52)	$35.52	28.48%	0.78%	0.46%	48%	$1,271,821
2016	$31.03	0.23	(0.08)	0.15	(0.16)	(1.91)	(2.07)	$29.11	0.64%	0.78%	0.77%	36%	$1,297,685
2015	$35.83	0.17	2.36	2.53	(0.17)	(7.16)	(7.33)	$31.03	9.30%	0.77%	0.55%	49%	$1,723,219

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Y Class
2020(3)	$36.61	0.10	2.48	2.58	(0.30)	(2.81)	(3.11)	$36.08	6.86%	0.63%(4)	0.56%(4)	13%	$50,173
2019	$35.64	0.20	4.81	5.01	(0.20)	(3.84)	(4.04)	$36.61	16.78%	0.63%	0.59%	30%	$53,641
2018	$35.54	0.17	3.40	3.57	(0.15)	(3.32)	(3.47)	$35.64	10.61%	0.62%	0.48%	38%	$52,601
2017(5)	$30.93	0.08	4.53	4.61	—	—	—	$35.54	14.90%	0.63%(4)	0.43%(4)	48%(6)	$56,218
A Class
2020(3)	$34.52	—(7)	2.32	2.32	(0.04)	(2.81)	(2.85)	$33.99	6.54%	1.23%(4)	(0.04)%(4)	13%	$98,184
2019	$33.82	—(7)	4.54	4.54	—	(3.84)	(3.84)	$34.52	16.06%	1.23%	(0.01)%	30%	$93,422
2018	$33.94	(0.04)	3.24	3.20	—	(3.32)	(3.32)	$33.82	9.94%	1.22%	(0.12)%	38%	$103,115
2017	$27.86	0.01	7.46	7.47	(0.10)	(1.29)	(1.39)	$33.94	27.95%	1.23%	0.01%	48%	$113,348
2016	$29.78	0.10	(0.08)	0.02	(0.03)	(1.91)	(1.94)	$27.86	0.18%	1.23%	0.32%	36%	$147,133
2015	$34.65	0.04	2.26	2.30	(0.01)	(7.16)	(7.17)	$29.78	8.78%	1.22%	0.10%	49%	$290,077
C Class
2020(3)	$32.37	(0.13)	2.19	2.06	—	(2.81)	(2.81)	$31.62	6.13%	1.98%(4)	(0.79)%(4)	13%	$11,881
2019	$32.18	(0.23)	4.26	4.03	—	(3.84)	(3.84)	$32.37	15.23%	1.98%	(0.76)%	30%	$8,408
2018	$32.67	(0.29)	3.12	2.83	—	(3.32)	(3.32)	$32.18	9.12%	1.97%	(0.87)%	38%	$9,871
2017	$26.97	(0.21)	7.20	6.99	—	(1.29)	(1.29)	$32.67	26.99%	1.98%	(0.74)%	48%	$9,962
2016	$29.08	(0.11)	(0.09)	(0.20)	—	(1.91)	(1.91)	$26.97	(0.58)%	1.98%	(0.43)%	36%	$9,379
2015	$34.20	(0.19)	2.23	2.04	—	(7.16)	(7.16)	$29.08	7.95%	1.97%	(0.65)%	49%	$11,713

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2020(3)	$33.50	(0.05)	2.28	2.23	(0.03)	(2.81)	(2.84)	$32.89	6.43%	1.48%(4)	(0.29)%(4)	13%	$88,297
2019	$33.02	(0.08)	4.40	4.32	—	(3.84)	(3.84)	$33.50	15.78%	1.48%	(0.26)%	30%	$87,302
2018	$33.29	(0.13)	3.18	3.05	—	(3.32)	(3.32)	$33.02	9.66%	1.47%	(0.37)%	38%	$100,915
2017	$27.35	(0.07)	7.32	7.25	(0.02)	(1.29)	(1.31)	$33.29	27.62%	1.48%	(0.24)%	48%	$104,368
2016	$29.31	0.02	(0.07)	(0.05)	—	(1.91)	(1.91)	$27.35	(0.06)%	1.48%	0.07%	36%	$96,415
2015	$34.28	(0.04)	2.23	2.19	—	(7.16)	(7.16)	$29.31	8.50%	1.47%	(0.15)%	49%	$114,672
R5 Class
2020(3)	$36.59	0.08	2.46	2.54	(0.23)	(2.81)	(3.04)	$36.09	6.76%	0.78%(4)	0.41%(4)	13%	$354
2019	$35.62	0.15	4.81	4.96	(0.15)	(3.84)	(3.99)	$36.59	16.61%	0.78%	0.44%	30%	$533
2018	$35.53	0.12	3.40	3.52	(0.11)	(3.32)	(3.43)	$35.62	10.45%	0.77%	0.33%	38%	$404
2017(5)	$30.95	0.05	4.53	4.58	—	—	—	$35.53	14.80%	0.78%(4)	0.27%(4)	48%(6)	$6
R6 Class
2020(3)	$36.56	0.10	2.47	2.57	(0.30)	(2.81)	(3.11)	$36.02	6.84%	0.63%(4)	0.56%(4)	13%	$515,365
2019	$35.59	0.21	4.80	5.01	(0.20)	(3.84)	(4.04)	$36.56	16.81%	0.63%	0.59%	30%	$479,123
2018	$35.53	0.17	3.40	3.57	(0.19)	(3.32)	(3.51)	$35.59	10.60%	0.62%	0.48%	38%	$834,003
2017	$29.11	0.18	7.80	7.98	(0.27)	(1.29)	(1.56)	$35.53	28.71%	0.63%	0.61%	48%	$963,039
2016	$31.04	0.26	(0.07)	0.19	(0.21)	(1.91)	(2.12)	$29.11	0.76%	0.63%	0.92%	36%	$390,201
2015	$35.84	0.23	2.35	2.58	(0.22)	(7.16)	(7.38)	$31.04	9.46%	0.62%	0.70%	49%	$333,333

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended April 30, 2020 (unaudited).

(4)	Annualized.

(5)	April 10, 2017 (commencement of sale) through October 31, 2017.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2017.

(7)	Per-share amount was less than $0.005.

See Notes to Financial Statements.

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Directors (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by those members of the ACIM’s Investment Oversight Committee who are members of the ACIM’s Investment Management and Global Analytics departments.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of the Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period December 1, 2018 through December 31, 2019. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

25

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

26

Notes

27

Notes

28

Notes

29

Notes

30

Notes

31

Notes

32

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2020 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92358 2006

Semiannual Report

April 30, 2020

Heritage Fund
Investor Class (TWHIX)
I Class (ATHIX)
Y Class (ATHYX)
A Class (ATHAX)
C Class (AHGCX)
R Class (ATHWX)
R5 Class (ATHGX)
R6 Class (ATHDX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended April 30, 2020. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Pandemic Led to Severe Economic, Market Disruptions

Early in the reporting period, market sentiment was generally upbeat. Dovish central banks, modest inflation, improving economic and corporate earnings data, and U.S.-China trade-policy progress helped boost global growth outlooks. Key U.S. stock benchmarks rose to record highs in mid-February. But that optimistic tone quickly collapsed. The COVID-19 outbreak originating in China rapidly spread worldwide, triggering health care crises, stay-at-home orders, shutdowns and recession fears. Stocks, corporate bonds and other riskier assets sold off sharply, while U.S. Treasuries rallied in a global flight to quality. Central banks and federal governments stepped in quickly and aggressively to stabilize global financial systems and provide financial relief.

Despite record U.S. unemployment and a first-quarter contraction in U.S. gross domestic product, market performance reversed again in April. Supported by significant fiscal and monetary stimulus and improving virus data, nearly every asset class delivered robust one-month gains. For U.S. large-cap growth stocks, the April rally generally led to solid gains for the six-month reporting period. Other stock and risk-asset indices also rallied in April but not enough to reverse earlier losses. Meanwhile, most U.S. and global bond indices delivered gains for the six-month period.

Promoting Health and Safety Remains Our Focus

With global COVID-19 infection rates slowing, segments of the economy are starting to reopen. But the return to normal, pre-pandemic life will take time and patience. We are monitoring the situation closely, and we continue to follow social distancing, work-from-home and other mandates from all relevant authorities. Additionally, our Business Continuity Plan ensures that we maintain regular business operations and the delivery of outstanding service.

We appreciate your confidence in us during these extraordinary times. We have a long history of helping clients weather volatile markets, and we’re confident we will meet these current challenges. In the meantime, the health and safety of you, your family and our employees remain paramount.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

APRIL 30, 2020
Top Ten Holdings	% of net assets
Fiserv, Inc.	3.7%
SBA Communications Corp.	3.5%
Cadence Design Systems, Inc.	2.8%
F5 Networks, Inc.	2.8%
Square, Inc., Class A	2.6%
Cognex Corp.	2.6%
Teleflex, Inc.	2.4%
Twitter, Inc.	2.2%
MSCI, Inc.	2.2%
Arista Networks, Inc.	2.1%

Top Five Industries	% of net assets
Software	11.4%
IT Services	7.8%
Semiconductors and Semiconductor Equipment	7.6%
Health Care Equipment and Supplies	7.2%
Capital Markets	5.2%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.7%
Temporary Cash Investments	0.9%
Other Assets and Liabilities	(0.6)%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2019 to April 30, 2020.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 11/1/19	Ending Account Value 4/30/20	Expenses Paid During Period(1) 11/1/19 - 4/30/20	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$980.30	$4.92	1.00%
I Class	$1,000	$981.00	$3.94	0.80%
Y Class	$1,000	$981.70	$3.20	0.65%
A Class	$1,000	$979.00	$6.15	1.25%
C Class	$1,000	$974.70	$9.82	2.00%
R Class	$1,000	$977.30	$7.37	1.50%
R5 Class	$1,000	$981.00	$3.94	0.80%
R6 Class	$1,000	$981.70	$3.20	0.65%
Hypothetical
Investor Class	$1,000	$1,019.89	$5.02	1.00%
I Class	$1,000	$1,020.89	$4.02	0.80%
Y Class	$1,000	$1,021.63	$3.27	0.65%
A Class	$1,000	$1,018.65	$6.27	1.25%
C Class	$1,000	$1,014.92	$10.02	2.00%
R Class	$1,000	$1,017.40	$7.52	1.50%
R5 Class	$1,000	$1,020.89	$4.02	0.80%
R6 Class	$1,000	$1,021.63	$3.27	0.65%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

5

Schedule of Investments

APRIL 30, 2020 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.7%
Aerospace and Defense — 1.3%
HEICO Corp.	595,655	$52,179,378
Auto Components — 1.1%
Aptiv plc	653,936	45,481,249
Beverages — 1.2%
Constellation Brands, Inc., Class A	294,694	48,533,155
Biotechnology — 4.3%
ACADIA Pharmaceuticals, Inc.(1)	461,951	22,316,853
Alnylam Pharmaceuticals, Inc.(1)	211,377	27,838,351
Argenx SE ADR(1)	119,837	17,554,922
Exact Sciences Corp.(1)	523,670	41,359,456
Immunomedics, Inc.(1)	1,682,853	51,125,074
Turning Point Therapeutics, Inc.(1)	328,260	16,908,673
		177,103,329
Building Products — 2.7%
Fortune Brands Home & Security, Inc.	1,336,746	64,431,157
Trane Technologies plc	532,039	46,510,850
		110,942,007
Capital Markets — 5.2%
LPL Financial Holdings, Inc.	1,363,292	82,097,444
MarketAxess Holdings, Inc.	94,758	43,115,838
MSCI, Inc.	276,405	90,384,435
		215,597,717
Chemicals — 0.4%
Albemarle Corp.	303,051	18,616,423
Commercial Services and Supplies — 0.6%
Cintas Corp.	117,570	26,080,553
Communications Equipment — 4.9%
Arista Networks, Inc.(1)	407,040	89,263,872
F5 Networks, Inc.(1)	821,146	114,352,792
		203,616,664
Construction Materials — 0.7%
Vulcan Materials Co.	250,239	28,269,500
Containers and Packaging — 1.4%
Ball Corp.	888,881	58,301,705
Distributors — 1.1%
LKQ Corp.(1)	1,745,741	45,651,127
Diversified Consumer Services — 1.6%
Bright Horizons Family Solutions, Inc.(1)	290,075	33,779,234
Chegg, Inc.(1)	741,010	31,678,177
		65,457,411
Electrical Equipment — 3.8%
AMETEK, Inc.	1,003,794	84,188,203

6

	Shares	Value
nVent Electric plc	1,945,529	$36,284,116
Sensata Technologies Holding plc(1)	1,026,930	37,359,713
		157,832,032
Electronic Equipment, Instruments and Components — 4.3%
Cognex Corp.	1,923,730	106,266,845
Keysight Technologies, Inc.(1)	729,876	70,630,101
		176,896,946
Equity Real Estate Investment Trusts (REITs) — 3.5%
SBA Communications Corp.	502,937	145,811,495
Health Care Equipment and Supplies — 7.2%
Align Technology, Inc.(1)	125,714	27,009,653
DexCom, Inc.(1)	206,308	69,154,441
Masimo Corp.(1)	325,110	69,544,280
Teleflex, Inc.	290,858	97,553,773
Varian Medical Systems, Inc.(1)	294,170	33,647,165
		296,909,312
Health Care Providers and Services — 3.9%
Centene Corp.(1)	1,127,405	75,062,625
Encompass Health Corp.	1,314,612	87,093,045
		162,155,670
Health Care Technology — 1.7%
Veeva Systems, Inc., Class A(1)	370,983	70,783,556
Hotels, Restaurants and Leisure — 5.0%
Chipotle Mexican Grill, Inc.(1)	85,327	74,964,036
Hilton Worldwide Holdings, Inc.	408,953	30,961,832
Las Vegas Sands Corp.	887,542	42,619,767
Planet Fitness, Inc., Class A(1)	950,816	57,362,729
		205,908,364
Household Durables — 0.8%
D.R. Horton, Inc.	727,744	34,364,072
Interactive Media and Services — 2.2%
Twitter, Inc.(1)	3,221,510	92,392,907
IT Services — 7.8%
Fiserv, Inc.(1)	1,479,735	152,501,489
Square, Inc., Class A(1)	1,632,153	106,318,446
Twilio, Inc., Class A(1)	579,693	65,099,524
		323,919,459
Life Sciences Tools and Services — 2.4%
Bruker Corp.	1,108,578	43,589,287
Mettler-Toledo International, Inc.(1)	74,516	53,647,049
		97,236,336
Machinery — 1.9%
Graco, Inc.	867,323	38,734,645
Parker-Hannifin Corp.	238,953	37,783,249
		76,517,894
Personal Products — 1.0%
Shiseido Co. Ltd.	705,200	41,599,564

7

	Shares	Value
Professional Services — 2.8%
IHS Markit Ltd.	653,802	$44,000,874
Verisk Analytics, Inc.	478,190	73,081,778
		117,082,652
Road and Rail — 1.4%
J.B. Hunt Transport Services, Inc.	554,717	56,092,983
Semiconductors and Semiconductor Equipment — 7.6%
Advanced Micro Devices, Inc.(1)	1,538,680	80,611,445
Marvell Technology Group Ltd.	1,522,550	40,712,987
Micron Technology, Inc.(1)	1,279,975	61,298,003
Skyworks Solutions, Inc.	432,365	44,914,076
Teradyne, Inc.	866,877	54,214,487
Xilinx, Inc.	347,539	30,374,909
		312,125,907
Software — 11.4%
Atlassian Corp. plc, Class A(1)	389,565	60,573,462
Cadence Design Systems, Inc.(1)	1,424,949	115,606,112
Coupa Software, Inc.(1)	165,066	29,066,472
Envestnet, Inc.(1)	512,293	32,028,558
Palo Alto Networks, Inc.(1)	272,213	53,492,577
Proofpoint, Inc.(1)	411,028	50,034,438
RingCentral, Inc., Class A(1)	241,677	55,230,445
Splunk, Inc.(1)	540,138	75,813,770
		471,845,834
Specialty Retail — 3.0%
Burlington Stores, Inc.(1)	403,693	73,750,674
Five Below, Inc.(1)	534,636	48,202,782
		121,953,456
Textiles, Apparel and Luxury Goods — 0.8%
lululemon athletica, Inc.(1)	141,939	31,720,528
Trading Companies and Distributors — 0.7%
Fastenal Co.	764,482	27,689,538
TOTAL COMMON STOCKS (Cost $3,593,923,985)		4,116,668,723
TEMPORARY CASH INVESTMENTS — 0.9%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.375% - 3.125%, 4/30/26 - 11/15/28, valued at $13,199,164), in a joint trading account at 0.01%, dated 4/30/20, due 5/1/20 (Delivery value $12,931,307)		12,931,303
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.25%, 07/15/29, valued at $24,536,751), at 0.02%, dated 4/30/20, due 5/1/20 (Delivery value $24,055,013)		24,055,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	18,666	18,666
TOTAL TEMPORARY CASH INVESTMENTS (Cost $37,004,969)		37,004,969
TOTAL INVESTMENT SECURITIES — 100.6% (Cost $3,630,928,954)		4,153,673,692
OTHER ASSETS AND LIABILITIES — (0.6)%		(24,459,152)
TOTAL NET ASSETS — 100.0%		$4,129,214,540

8

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	179,614,440	USD	1,681,514	Bank of America N.A.	6/30/20	$(6,425)
JPY	94,567,320	USD	883,354	Bank of America N.A.	6/30/20	(1,417)
JPY	95,836,680	USD	892,772	Bank of America N.A.	6/30/20	1,003
JPY	183,422,520	USD	1,709,323	Bank of America N.A.	6/30/20	1,280
JPY	92,028,600	USD	864,094	Bank of America N.A.	6/30/20	(5,833)
JPY	95,836,680	USD	874,287	Bank of America N.A.	6/30/20	19,489
JPY	173,902,320	USD	1,607,611	Bank of America N.A.	6/30/20	14,207
JPY	99,010,080	USD	925,027	Bank of America N.A.	6/30/20	(1,656)
USD	34,004,670	JPY	3,702,088,440	Bank of America N.A.	6/30/20	(521,109)
USD	1,621,654	JPY	179,614,440	Bank of America N.A.	6/30/20	(53,435)
USD	3,064,433	JPY	335,111,040	Bank of America N.A.	6/30/20	(60,822)
USD	1,879,074	JPY	202,462,920	Bank of America N.A.	6/30/20	(9,100)
USD	904,250	JPY	98,375,400	Bank of America N.A.	6/30/20	(13,201)
USD	1,039,731	JPY	112,973,040	Bank of America N.A.	6/30/20	(13,858)
USD	1,254,703	JPY	135,186,840	Bank of America N.A.	6/30/20	(6,053)
USD	1,259,398	JPY	135,186,840	Bank of America N.A.	6/30/20	(1,358)
USD	1,796,892	JPY	193,577,400	Bank of America N.A.	6/30/20	(8,416)
						$(666,704)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
JPY	-	Japanese Yen
USD	-	United States Dollar

(1)	Non-income producing.

See Notes to Financial Statements.

9

Statement of Assets and Liabilities

APRIL 30, 2020 (UNAUDITED)
Assets
Investment securities, at value (cost of $3,630,928,954)	$4,153,673,692
Receivable for investments sold	6,678,003
Receivable for capital shares sold	1,341,653
Unrealized appreciation on forward foreign currency exchange contracts	35,979
Dividends and interest receivable	796,786
4,162,526,113

Liabilities
Payable for investments purchased	26,891,580
Payable for capital shares redeemed	2,593,305
Unrealized depreciation on forward foreign currency exchange contracts	702,683
Accrued management fees	3,044,156
Distribution and service fees payable	79,849
33,311,573

Net Assets	$4,129,214,540

Net Assets Consist of:
Capital (par value and paid-in surplus)	$3,413,466,964
Distributable earnings	715,747,576
$4,129,214,540

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$3,387,172,703	177,175,108	$19.12
I Class, $0.01 Par Value	$264,412,642	12,664,251	$20.88
Y Class, $0.01 Par Value	$60,648,449	2,859,409	$21.21
A Class, $0.01 Par Value	$233,410,527	13,721,936	$17.01*
C Class, $0.01 Par Value	$31,495,146	2,625,803	$11.99
R Class, $0.01 Par Value	$29,655,513	1,749,126	$16.95
R5 Class, $0.01 Par Value	$1,066,717	51,087	$20.88
R6 Class, $0.01 Par Value	$121,352,843	5,721,901	$21.21
*Maximum offering price $18.05 (net asset value divided by 0.9425).

See Notes to Financial Statements.

10

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2020 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $15,201)	$14,993,106
Interest	275,985
Securities lending, net	12,730
15,281,821

Expenses:
Management fees	21,363,698
Distribution and service fees:
A Class	318,215
C Class	178,744
R Class	79,551
Directors' fees and expenses	70,770
Other expenses	3,357
22,014,335

Net investment income (loss)	(6,732,514)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	222,612,454
Forward foreign currency exchange contract transactions	674,339
Foreign currency translation transactions	(5,774)
223,281,019

Change in net unrealized appreciation (depreciation) on:
Investments	(302,725,235)
Forward foreign currency exchange contracts	(762,835)
(303,488,070)

Net realized and unrealized gain (loss)	(80,207,051)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(86,939,565)

See Notes to Financial Statements.

11

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2020 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2019
Increase (Decrease) in Net Assets	April 30, 2020	October 31, 2019
Operations
Net investment income (loss)	$(6,732,514)	$(17,330,407)
Net realized gain (loss)	223,281,019	519,001,944
Change in net unrealized appreciation (depreciation)	(303,488,070)	196,321,808
Net increase (decrease) in net assets resulting from operations	(86,939,565)	697,993,345

Distributions to Shareholders
From earnings:
Investor Class	(393,425,597)	(679,904,197)
I Class	(30,338,935)	(41,064,427)
Y Class	(5,616,329)	(1,986,316)
A Class	(31,178,565)	(53,942,496)
C Class	(6,010,954)	(13,662,155)
R Class	(3,890,228)	(6,464,936)
R5 Class	(409,601)	(529,611)
R6 Class	(13,008,625)	(22,767,081)
Decrease in net assets from distributions	(483,878,834)	(820,321,219)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	156,629,767	119,035,175

Net increase (decrease) in net assets	(414,188,632)	(3,292,699)

Net Assets
Beginning of period	4,543,403,172	4,546,695,871
End of period	$4,129,214,540	$4,543,403,172

See Notes to Financial Statements.

12

Notes to Financial Statements

APRIL 30, 2020 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Heritage Fund (the fund) is one fund in a series issued by the corporation. The fund's investment objective is to seek long-term capital growth.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

13

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

14

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 5% of the shares of the fund.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class.

The annual management fee for each class is as follows:

Investor Class	I Class	Y Class	A Class	C Class	R Class	R5 Class	R6 Class
1.000%	0.800%	0.650%	1.000%	1.000%	1.000%	0.800%	0.650%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service

15

fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended April 30, 2020 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund sales were $3,699,431 and there were no interfund purchases. The effect of interfund transactions on the Statement of Operations was $2,265,616 in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended April 30, 2020 were $1,872,627,636 and $2,146,995,695, respectively.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2020		Year ended October 31, 2019
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	2,100,000,000		2,100,000,000
Sold	5,534,112	$107,155,522	8,881,792	$183,562,881
Issued in reinvestment of distributions	18,572,105	380,170,983	38,287,328	660,456,399
Redeemed	(17,224,522)	(338,590,723)	(40,207,691)	(832,873,931)
	6,881,695	148,735,782	6,961,429	11,145,349
I Class/Shares Authorized	175,000,000		175,000,000
Sold	1,087,890	22,850,635	8,282,472	187,142,858
Issued in reinvestment of distributions	1,292,245	28,868,755	2,030,579	37,809,381
Redeemed	(4,013,270)	(88,266,221)	(6,042,339)	(132,802,177)
	(1,633,135)	(36,546,831)	4,270,712	92,150,062
Y Class/Shares Authorized	30,000,000		30,000,000
Sold	1,651,724	39,169,005	879,608	20,066,401
Issued in reinvestment of distributions	242,850	5,507,845	88,190	1,662,380
Redeemed	(285,308)	(6,273,556)	(106,938)	(2,450,380)
	1,609,266	38,403,294	860,860	19,278,401
A Class/Shares Authorized	170,000,000		170,000,000
Sold	1,142,383	20,385,151	2,764,436	52,092,399
Issued in reinvestment of distributions	1,643,351	29,958,297	3,291,370	51,312,456
Redeemed	(2,501,996)	(44,178,874)	(5,543,255)	(103,070,801)
	283,738	6,164,574	512,551	334,054
C Class/Shares Authorized	70,000,000		70,000,000
Sold	75,850	979,596	219,280	2,780,542
Issued in reinvestment of distributions	435,672	5,615,807	1,097,917	12,768,775
Redeemed	(622,801)	(8,038,459)	(1,930,896)	(27,011,815)
	(111,279)	(1,443,056)	(613,699)	(11,462,498)
R Class/Shares Authorized	40,000,000		40,000,000
Sold	191,293	3,410,721	346,118	6,576,154
Issued in reinvestment of distributions	212,437	3,864,234	408,317	6,369,746
Redeemed	(329,918)	(5,814,397)	(594,071)	(11,067,893)
	73,812	1,460,558	160,364	1,878,007
R5 Class/Shares Authorized	30,000,000		30,000,000
Sold	36,954	876,217	21,011	467,950
Issued in reinvestment of distributions	18,335	409,601	28,443	529,611
Redeemed	(159,976)	(2,886,717)	(17,479)	(385,887)
	(104,687)	(1,600,899)	31,975	611,674
R6 Class/Shares Authorized	70,000,000		70,000,000
Sold	1,048,039	23,276,867	1,574,058	35,568,182
Issued in reinvestment of distributions	573,408	13,004,903	1,207,802	22,767,071
Redeemed	(1,555,463)	(34,825,425)	(2,453,088)	(53,235,127)
	65,984	1,456,345	328,772	5,100,126
Net increase (decrease)	7,065,394	$156,629,767	12,512,964	$119,035,175

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6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$4,075,069,159	$41,599,564	—
Temporary Cash Investments	18,666	36,986,303	—
	$4,075,087,825	$78,585,867	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$35,979	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$702,683	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $43,961,963.

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The value of foreign currency risk derivative instruments as of April 30, 2020, is disclosed on the Statement of Assets and Liabilities as an asset of $35,979 in unrealized appreciation on forward foreign currency exchange contracts and a liability of $702,683 in unrealized depreciation on forward foreign currency exchange contracts. For the six months ended April 30, 2020, the effect of foreign currency risk derivative instruments on the Statement of Operations was $674,339 in net realized gain (loss) on forward foreign currency exchange contract transactions and $(762,835) in change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$3,639,019,603
Gross tax appreciation of investments	$747,099,966
Gross tax depreciation of investments	(232,445,877)
Net tax appreciation (depreciation) of investments	$514,654,089

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2019, the fund had late-year ordinary loss deferrals of $(15,290,520), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Realized Gains	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2020(3)	$21.74	(0.03)	(0.24)	(0.27)	(2.35)	$19.12	(1.97)%	1.00%(4)	(0.30)%(4)	43%	$3,387,173
2019	$23.19	(0.08)	2.95	2.87	(4.32)	$21.74	17.22%	1.00%	(0.38)%	82%	$3,702,699
2018	$23.67	(0.07)	1.70	1.63	(2.11)	$23.19	7.16%	1.00%	(0.30)%	85%	$3,787,202
2017	$21.28	(0.03)	4.18	4.15	(1.76)	$23.67	20.77%	1.01%	(0.15)%	56%	$4,083,669
2016	$24.59	(0.05)	(0.53)	(0.58)	(2.73)	$21.28	(2.26)%	1.00%	(0.21)%	62%	$3,823,112
2015	$26.89	(0.11)	1.66	1.55	(3.85)	$24.59	7.11%	1.00%	(0.42)%	62%	$4,349,601
I Class
2020(3)	$23.52	(0.01)	(0.28)	(0.29)	(2.35)	$20.88	(1.90)%	0.80%(4)	(0.10)%(4)	43%	$264,413
2019	$24.66	(0.04)	3.22	3.18	(4.32)	$23.52	17.50%	0.80%	(0.18)%	82%	$336,242
2018	$25.00	(0.03)	1.80	1.77	(2.11)	$24.66	7.35%	0.80%	(0.10)%	85%	$247,267
2017	$22.34	—(5)	4.42	4.42	(1.76)	$25.00	21.01%	0.81%	0.05%	56%	$262,095
2016	$25.62	—(5)	(0.55)	(0.55)	(2.73)	$22.34	(2.07)%	0.80%	(0.01)%	62%	$155,695
2015	$27.81	(0.06)	1.72	1.66	(3.85)	$25.62	7.33%	0.80%	(0.22)%	62%	$163,670

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Realized Gains	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Y Class
2020(3)	$23.84	—(5)	(0.28)	(0.28)	(2.35)	$21.21	(1.83)%	0.65%(4)	0.05%(4)	43%	$60,648
2019	$24.90	(0.01)	3.27	3.26	(4.32)	$23.84	17.68%	0.65%	(0.03)%	82%	$29,803
2018	$25.19	—(5)	1.82	1.82	(2.11)	$24.90	7.51%	0.65%	0.05%	85%	$9,694
2017(6)	$22.84	0.02	2.33	2.35	—	$25.19	10.29%	0.66%(4)	0.12%(4)	56%(7)	$6
A Class
2020(3)	$19.61	(0.05)	(0.20)	(0.25)	(2.35)	$17.01	(2.10)%	1.25%(4)	(0.55)%(4)	43%	$233,411
2019	$21.42	(0.12)	2.63	2.51	(4.32)	$19.61	16.91%	1.25%	(0.63)%	82%	$263,578
2018	$22.07	(0.12)	1.58	1.46	(2.11)	$21.42	6.89%	1.25%	(0.55)%	85%	$276,813
2017	$20.00	(0.08)	3.91	3.83	(1.76)	$22.07	20.48%	1.26%	(0.40)%	56%	$353,039
2016	$23.33	(0.09)	(0.51)	(0.60)	(2.73)	$20.00	(2.53)%	1.25%	(0.46)%	62%	$570,298
2015	$25.78	(0.16)	1.56	1.40	(3.85)	$23.33	6.88%	1.25%	(0.67)%	62%	$798,879
C Class
2020(3)	$14.54	(0.08)	(0.12)	(0.20)	(2.35)	$11.99	(2.53)%	2.00%(4)	(1.30)%(4)	43%	$31,495
2019	$17.18	(0.19)	1.87	1.68	(4.32)	$14.54	16.06%	2.00%	(1.38)%	82%	$39,794
2018	$18.22	(0.23)	1.30	1.07	(2.11)	$17.18	6.13%	2.00%	(1.30)%	85%	$57,552
2017	$16.92	(0.19)	3.25	3.06	(1.76)	$18.22	19.58%	2.01%	(1.15)%	56%	$88,629
2016	$20.31	(0.21)	(0.45)	(0.66)	(2.73)	$16.92	(3.29)%	2.00%	(1.21)%	62%	$103,292
2015	$23.10	(0.30)	1.36	1.06	(3.85)	$20.31	6.09%	2.00%	(1.42)%	62%	$134,096

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Realized Gains	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2020(3)	$19.58	(0.07)	(0.21)	(0.28)	(2.35)	$16.95	(2.27)%	1.50%(4)	(0.80)%(4)	43%	$29,656
2019	$21.43	(0.17)	2.64	2.47	(4.32)	$19.58	16.66%	1.50%	(0.88)%	82%	$32,803
2018	$22.13	(0.18)	1.59	1.41	(2.11)	$21.43	6.62%	1.50%	(0.80)%	85%	$32,464
2017	$20.10	(0.13)	3.92	3.79	(1.76)	$22.13	20.16%	1.51%	(0.65)%	56%	$39,033
2016	$23.48	(0.15)	(0.50)	(0.65)	(2.73)	$20.10	(2.75)%	1.50%	(0.71)%	62%	$43,875
2015	$25.97	(0.22)	1.58	1.36	(3.85)	$23.48	6.60%	1.50%	(0.92)%	62%	$53,731
R5 Class
2020(3)	$23.52	(0.01)	(0.28)	(0.29)	(2.35)	$20.88	(1.90)%	0.80%(4)	(0.10)%(4)	43%	$1,067
2019	$24.66	(0.04)	3.22	3.18	(4.32)	$23.52	17.50%	0.80%	(0.18)%	82%	$3,663
2018	$25.00	(0.04)	1.81	1.77	(2.11)	$24.66	7.35%	0.80%	(0.10)%	85%	$3,053
2017(6)	$22.69	—(5)	2.31	2.31	—	$25.00	10.18%	0.81%(4)	(0.03)%(4)	56%(7)	$114
R6 Class
2020(3)	$23.84	0.01	(0.29)	(0.28)	(2.35)	$21.21	(1.83)%	0.65%(4)	0.05%(4)	43%	$121,353
2019	$24.90	(0.01)	3.27	3.26	(4.32)	$23.84	17.68%	0.65%	(0.03)%	82%	$134,822
2018	$25.19	0.02	1.80	1.82	(2.11)	$24.90	7.51%	0.65%	0.05%	85%	$132,651
2017	$22.46	0.04	4.45	4.49	(1.76)	$25.19	21.22%	0.66%	0.20%	56%	$186,335
2016	$25.72	0.03	(0.56)	(0.53)	(2.73)	$22.46	(1.93)%	0.65%	0.14%	62%	$123,681
2015	$27.86	(0.02)	1.73	1.71	(3.85)	$25.72	7.48%	0.65%	(0.07)%	62%	$103,017

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended April 30, 2020 (unaudited).

(4)	Annualized.

(5)	Per-share amount was less than $0.005.

(6)	April 10, 2017 (commencement of sale) through October 31, 2017.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2017.

See Notes to Financial Statements.

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Directors (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by those members of the ACIM’s Investment Oversight Committee who are members of the ACIM’s Investment Management and Global Analytics departments.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of the Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period December 1, 2018 through December 31, 2019. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

24

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

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Notes

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Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2020 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92365 2006

Semiannual Report

April 30, 2020

NT Growth Fund
G Class (ACLTX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

APRIL 30, 2020
Top Ten Holdings	% of net assets
Microsoft Corp.	12.1%
Amazon.com, Inc.	9.1%
Alphabet, Inc., Class A	8.5%
Apple, Inc.	6.9%
Visa, Inc., Class A	5.5%
PayPal Holdings, Inc.	3.0%
Facebook, Inc., Class A	2.6%
SBA Communications Corp.	2.4%
UnitedHealth Group, Inc.	2.4%
Union Pacific Corp.	2.3%

Top Five Industries	% of net assets
Software	15.9%
Interactive Media and Services	11.7%
IT Services	9.5%
Internet and Direct Marketing Retail	9.5%
Technology Hardware, Storage and Peripherals	6.9%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.9%
Exchange-Traded Funds	0.3%
Total Equity Exposure	100.2%
Temporary Cash Investments	0.1%
Other Assets and Liabilities	(0.3)%

2

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2019 to April 30, 2020.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/19	Ending Account Value 4/30/20	Expenses Paid During Period(1) 11/1/19 - 4/30/20	Annualized Expense Ratio(1)
Actual
G Class	$1,000	$1,068.00	$0.05	0.01%
Hypothetical
G Class	$1,000	$1,024.81	$0.05	0.01%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

3

Schedule of Investments

APRIL 30, 2020 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.9%
Aerospace and Defense — 1.7%
Lockheed Martin Corp.	32,651	$12,703,198
Auto Components — 1.1%
Aptiv plc	116,020	8,069,191
Biotechnology — 2.1%
Biogen, Inc.(1)	19,438	5,769,782
CRISPR Therapeutics AG(1)	8,350	410,820
Vertex Pharmaceuticals, Inc.(1)	39,695	9,971,384
		16,151,986
Capital Markets — 0.5%
Charles Schwab Corp. (The)	97,097	3,662,499
Consumer Finance — 0.4%
American Express Co.	31,316	2,857,585
Electrical Equipment — 1.1%
Ballard Power Systems, Inc.(1)	40,290	409,346
Rockwell Automation, Inc.	42,243	8,004,204
		8,413,550
Electronic Equipment, Instruments and Components — 0.8%
CDW Corp.	54,583	6,047,796
Entertainment — 1.7%
Liberty Media Corp.-Liberty Formula One, Class C(1)	82,938	2,669,774
Take-Two Interactive Software, Inc.(1)	42,972	5,201,761
Walt Disney Co. (The)	48,830	5,280,964
		13,152,499
Equity Real Estate Investment Trusts (REITs) — 3.1%
Equity Residential	70,101	4,560,771
SBA Communications Corp.	63,480	18,404,122
		22,964,893
Food and Staples Retailing — 0.5%
Walmart, Inc.	31,697	3,852,770
Food Products — 1.3%
Beyond Meat, Inc.(1)	21,410	2,119,376
Mondelez International, Inc., Class A	147,877	7,606,793
		9,726,169
Health Care Equipment and Supplies — 4.0%
Baxter International, Inc.	115,058	10,214,849
Boston Scientific Corp.(1)	272,250	10,203,930
Edwards Lifesciences Corp.(1)	17,997	3,914,348
Intuitive Surgical, Inc.(1)	11,614	5,933,360
		30,266,487
Health Care Providers and Services — 2.8%
Quest Diagnostics, Inc.	21,741	2,393,901

4

	Shares	Value
UnitedHealth Group, Inc.	62,551	$18,294,291
		20,688,192
Hotels, Restaurants and Leisure — 2.9%
Chipotle Mexican Grill, Inc.(1)	6,756	5,935,484
Domino's Pizza, Inc.	8,239	2,981,941
Las Vegas Sands Corp.	96,913	4,653,762
Starbucks Corp.	108,863	8,353,058
		21,924,245
Household Products — 1.6%
Procter & Gamble Co. (The)	104,116	12,272,153
Insurance — 1.0%
Progressive Corp. (The)	98,505	7,614,437
Interactive Media and Services — 11.7%
Alphabet, Inc., Class A(1)	47,522	63,997,877
Facebook, Inc., Class A(1)	94,775	19,401,390
Twitter, Inc.(1)	146,357	4,197,519
		87,596,786
Internet and Direct Marketing Retail — 9.5%
Amazon.com, Inc.(1)	27,582	68,237,868
Chewy, Inc., Class A(1)	22,564	975,667
Expedia Group, Inc.	28,503	2,023,143
		71,236,678
IT Services — 9.5%
Fastly, Inc., Class A(1)	136,246	2,949,726
PayPal Holdings, Inc.(1)	183,650	22,588,950
Square, Inc., Class A(1)	6,511	424,127
VeriSign, Inc.(1)	19,023	3,985,128
Visa, Inc., Class A	231,593	41,390,301
		71,338,232
Life Sciences Tools and Services — 1.3%
Agilent Technologies, Inc.	52,066	3,991,380
Illumina, Inc.(1)	17,204	5,488,592
		9,479,972
Machinery — 1.7%
Cummins, Inc.	76,189	12,456,902
Personal Products — 0.8%
Estee Lauder Cos., Inc. (The), Class A	35,416	6,247,382
Pharmaceuticals — 4.1%
Merck & Co., Inc.	185,916	14,750,575
Novo Nordisk A/S, B Shares	173,767	11,095,726
Zoetis, Inc.	38,357	4,959,944
		30,806,245
Road and Rail — 2.7%
Lyft, Inc., Class A(1)	93,191	3,059,460
Union Pacific Corp.	109,434	17,486,459
		20,545,919
Semiconductors and Semiconductor Equipment — 6.4%
Advanced Micro Devices, Inc.(1)	8,568	448,878

5

	Shares	Value
Analog Devices, Inc.	66,914	$7,333,774
Applied Materials, Inc.	96,086	4,773,552
ASML Holding NV	34,723	10,314,423
Broadcom, Inc.	33,484	9,094,924
NVIDIA Corp.	56,345	16,468,517
		48,434,068
Software — 15.9%
Anaplan, Inc.(1)	53,603	2,190,219
Datadog, Inc., Class A(1)	38,071	1,717,763
Microsoft Corp.	509,243	91,261,438
PagerDuty, Inc.(1)	116,300	2,455,093
salesforce.com, Inc.(1)	70,889	11,480,474
Slack Technologies, Inc., Class A(1)	115,887	3,093,024
Zendesk, Inc.(1)	74,450	5,723,716
Zoom Video Communications, Inc., Class A(1)	9,470	1,280,060
		119,201,787
Specialty Retail — 1.2%
TJX Cos., Inc. (The)	181,743	8,914,494
Technology Hardware, Storage and Peripherals — 6.9%
Apple, Inc.	175,401	51,532,814
Textiles, Apparel and Luxury Goods — 1.6%
NIKE, Inc., Class B	140,494	12,248,267
TOTAL COMMON STOCKS (Cost $382,558,765)		750,407,196
EXCHANGE-TRADED FUNDS — 0.3%
iShares Russell 1000 Growth ETF (Cost $1,749,538)	13,238	2,287,262
TEMPORARY CASH INVESTMENTS — 0.1%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.375% - 3.125%, 4/30/26 - 11/15/28, valued at $422,389), in a joint trading account at 0.01%, dated 4/30/20, due 5/1/20 (Delivery value $413,817)		413,817
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.25%, 8/15/49, valued at $788,060), at 0.02%, dated 4/30/20, due 5/1/20 (Delivery value $767,000)		767,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	597	597
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,181,414)		1,181,414
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $385,489,717)		753,875,872
OTHER ASSETS AND LIABILITIES — (0.3)%		(2,611,758)
TOTAL NET ASSETS — 100.0%		$751,264,114

6

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	768,854	USD	825,810	Credit Suisse AG	6/30/20	$17,697
EUR	575,534	USD	637,373	Credit Suisse AG	6/30/20	(5,957)
EUR	302,524	USD	329,128	Credit Suisse AG	6/30/20	2,770
EUR	187,417	USD	202,963	Credit Suisse AG	6/30/20	2,652
EUR	247,922	USD	269,469	Credit Suisse AG	6/30/20	2,525
EUR	264,155	USD	286,254	Credit Suisse AG	6/30/20	3,550
USD	6,801,661	EUR	6,255,609	Credit Suisse AG	6/30/20	(61,344)
USD	478,888	EUR	447,145	Credit Suisse AG	6/30/20	(11,673)
USD	443,987	EUR	411,728	Credit Suisse AG	6/30/20	(7,718)
USD	804,176	EUR	737,864	Credit Suisse AG	6/30/20	(5,332)
USD	295,121	EUR	265,631	Credit Suisse AG	6/30/20	3,698
USD	496,952	EUR	450,097	Credit Suisse AG	6/30/20	3,152
USD	556,429	EUR	509,126	Credit Suisse AG	6/30/20	(2,131)
USD	213,639	EUR	196,272	Credit Suisse AG	6/30/20	(1,690)
USD	361,543	EUR	330,563	Credit Suisse AG	6/30/20	(1,116)
USD	408,224	EUR	374,835	Credit Suisse AG	6/30/20	(3,006)
USD	305,823	EUR	283,340	Credit Suisse AG	6/30/20	(5,028)
USD	267,778	EUR	244,971	Credit Suisse AG	6/30/20	(979)
						$(69,930)

NOTES TO SCHEDULE OF INVESTMENTS
EUR	-	Euro
USD	-	United States Dollar

(1)	Non-income producing.

See Notes to Financial Statements.

7

Statement of Assets and Liabilities

APRIL 30, 2020 (UNAUDITED)
Assets
Investment securities, at value (cost of $385,489,717)	$753,875,872
Receivable for investments sold	3,577,749
Receivable for capital shares sold	288
Unrealized appreciation on forward foreign currency exchange contracts	36,044
Dividends and interest receivable	200,351
757,690,304

Liabilities
Payable for investments purchased	2,758,191
Payable for capital shares redeemed	3,562,025
Unrealized depreciation on forward foreign currency exchange contracts	105,974
6,426,190

Net Assets	$751,264,114

G Class Capital Shares, $0.01 Par Value
Shares authorized	780,000,000
Shares outstanding	44,833,137

Net Asset Value Per Share	$16.76

Net Assets Consist of:
Capital (par value and paid-in surplus)	$260,742,808
Distributable earnings	490,521,306
$751,264,114

See Notes to Financial Statements.

8

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2020 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $39,361)	$4,913,010
Interest	119,569
Securities lending, net	61,793
5,094,372

Expenses:
Management fees	2,606,690
Directors' fees and expenses	13,863
Other expenses	15,633
2,636,186
Fees waived	(2,606,690)
29,496

Net investment income (loss)	5,064,876

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	123,012,257
Forward foreign currency exchange contract transactions	272,127
Futures contract transactions	1,408,205
Foreign currency translation transactions	(2,169)
124,690,420

Change in net unrealized appreciation (depreciation) on:
Investments	(63,240,106)
Forward foreign currency exchange contracts	(4,806)
Futures contracts	(191,844)
Translation of assets and liabilities in foreign currencies	586
(63,436,170)

Net realized and unrealized gain (loss)	61,254,250

Net Increase (Decrease) in Net Assets Resulting from Operations	$66,319,126

See Notes to Financial Statements.

9

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2020 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2019
Increase (Decrease) in Net Assets	April 30, 2020	October 31, 2019
Operations
Net investment income (loss)	$5,064,876	$13,258,376
Net realized gain (loss)	124,690,420	117,578,603
Change in net unrealized appreciation (depreciation)	(63,436,170)	56,285,542
Net increase (decrease) in net assets resulting from operations	66,319,126	187,122,521

Distributions to Shareholders
From earnings	(121,765,935)	(183,752,693)

Capital Share Transactions
Proceeds from shares sold	33,300,136	131,041,452
Proceeds from reinvestment of distributions	121,765,935	183,752,693
Payments for shares redeemed	(425,590,505)	(400,315,276)
Net increase (decrease) in net assets from capital share transactions	(270,524,434)	(85,521,131)

Net increase (decrease) in net assets	(325,971,243)	(82,151,303)

Net Assets
Beginning of period	1,077,235,357	1,159,386,660
End of period	$751,264,114	$1,077,235,357

Transactions in Shares of the Fund
Sold	2,157,406	7,637,963
Issued in reinvestment of distributions	7,300,116	12,655,144
Redeemed	(23,953,362)	(23,336,412)
Net increase (decrease) in shares of the fund	(14,495,840)	(3,043,305)

See Notes to Financial Statements.

10

Notes to Financial Statements

APRIL 30, 2020 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. NT Growth Fund (the fund) is one fund in a series issued by the corporation. The fund's investment objective is to seek long-term capital growth. The fund is not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard or the Bloomberg Industry Classification Standard for the tobacco industry. The fund offers the G Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

11

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

12

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 100% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets). The strategy assets of the fund also include the assets of Growth Fund, one fund in a series issued by the corporation. The management fee schedule ranges from 0.450% to 0.640%. The investment advisor agreed to waive the fund's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors. The effective annual management fee for the period ended April 30, 2020 was 0.62% before waiver and 0.00% after waiver.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases were $220,459 and there were no interfund sales.

13

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended April 30, 2020 were $162,015,734 and $513,964,122, respectively.

5. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$728,997,047	$21,410,149	—
Exchange-Traded Funds	2,287,262	—	—
Temporary Cash Investments	597	1,180,817	—
	$731,284,906	$22,590,966	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$36,044	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$105,974	—

6. Derivative Instruments

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. During the period, the fund participated in equity price risk derivative instruments for temporary investment purposes.

14

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $14,921,284.

Value of Derivative Instruments as of April 30, 2020

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	$36,044	Unrealized depreciation on forward foreign currency exchange contracts	$105,974
Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2020

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Equity Price Risk	Net realized gain (loss) on futures contract transactions	$1,408,205	Change in net unrealized appreciation (depreciation) on futures contracts	$(191,844)
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	272,127	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(4,806)
		$1,680,332		$(196,650)

7. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund is owned by a relatively small number of shareholders, and in the event such shareholders redeem, the ongoing operations of the fund may be at risk.

15

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$389,893,520
Gross tax appreciation of investments	$368,524,675
Gross tax depreciation of investments	(4,542,323)
Net tax appreciation (depreciation) of investments	$363,982,352

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

16

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
G Class
2020(3)	$18.16	0.10	1.12	1.22	(0.27)	(2.35)	(2.62)	$16.76	6.80%	0.01%(4)	0.63%(4)	1.21%(4)	0.59%(4)	19%	$751,264
2019	$18.59	0.20	2.41	2.61	(0.22)	(2.82)	(3.04)	$18.16	18.16%	0.00%(5)	0.63%	1.20%	0.57%	43%	$1,077,235
2018	$18.38	0.20	1.80	2.00	(0.13)	(1.66)	(1.79)	$18.59	11.50%	0.00%(5)	0.62%	1.09%	0.47%	53%	$1,159,387
2017	$14.62	0.11	4.00	4.11	(0.12)	(0.23)	(0.35)	$18.38	28.64%	0.56%	0.74%	0.67%	0.49%	64%	$1,364,741
2016	$15.57	0.11	(0.06)	0.05	(0.07)	(0.93)	(1.00)	$14.62	0.49%	0.78%	0.78%	0.74%	0.74%	60%	$1,104,817
2015	$16.82	0.08	1.17	1.25	(0.08)	(2.42)	(2.50)	$15.57	8.97%	0.77%	0.77%	0.52%	0.52%	82%	$1,051,077

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended April 30, 2020 (unaudited).

(4)	Annualized.

(5)	Ratio was less than 0.005%.

See Notes to Financial Statements.

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Directors (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by those members of the ACIM’s Investment Oversight Committee who are members of the ACIM’s Investment Management and Global Analytics departments.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of the Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period December 1, 2018 through December 31, 2019. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

18

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

19

Notes

20

Notes

21

Notes

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2020 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92374 2006

Semiannual Report

April 30, 2020

NT Heritage Fund
G Class (ACLWX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

APRIL 30, 2020
Top Ten Holdings	% of net assets
Fiserv, Inc.	3.8%
SBA Communications Corp.	3.6%
Cadence Design Systems, Inc.	2.9%
F5 Networks, Inc.	2.9%
Cognex Corp.	2.7%
Square, Inc., Class A	2.7%
Teleflex, Inc.	2.4%
Twitter, Inc.	2.3%
MSCI, Inc.	2.3%
Arista Networks, Inc.	2.2%

Top Five Industries	% of net assets
Software	11.6%
IT Services	8.1%
Semiconductors and Semiconductor Equipment	7.8%
Health Care Equipment and Supplies	7.4%
Capital Markets	5.4%

Types of Investments in Portfolio	% of net assets
Common Stocks	102.3%
Temporary Cash Investments	0.8%
Other Assets and Liabilities	(3.1)%

2

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2019 to April 30, 2020.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/19	Ending Account Value 4/30/20	Expenses Paid During Period(1) 11/1/19 - 4/30/20	Annualized Expense Ratio(1)
Actual
G Class	$1,000	$983.50	$0.05	0.01%
Hypothetical
G Class	$1,000	$1,024.81	$0.05	0.01%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

3

Schedule of Investments

APRIL 30, 2020 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 102.3%
Aerospace and Defense — 1.3%
HEICO Corp.	78,925	$6,913,830
Auto Components — 1.1%
Aptiv plc	86,047	5,984,569
Beverages — 1.2%
Constellation Brands, Inc., Class A	38,565	6,351,270
Biotechnology — 4.4%
ACADIA Pharmaceuticals, Inc.(1)	58,761	2,838,744
Alnylam Pharmaceuticals, Inc.(1)	27,647	3,641,110
Argenx SE ADR(1)	15,289	2,239,685
Exact Sciences Corp.(1)	69,334	5,475,999
Immunomedics, Inc.(1)	217,407	6,604,825
Turning Point Therapeutics, Inc.(1)	41,486	2,136,944
		22,937,307
Building Products — 2.7%
Fortune Brands Home & Security, Inc.	172,994	8,338,311
Trane Technologies plc	69,634	6,087,404
		14,425,715
Capital Markets — 5.4%
LPL Financial Holdings, Inc.	179,496	10,809,249
MarketAxess Holdings, Inc.	12,681	5,769,982
MSCI, Inc.	36,386	11,898,222
		28,477,453
Chemicals — 0.5%
Albemarle Corp.	40,548	2,490,864
Commercial Services and Supplies — 0.7%
Cintas Corp.	15,566	3,453,006
Communications Equipment — 5.1%
Arista Networks, Inc.(1)	53,044	11,632,549
F5 Networks, Inc.(1)	107,349	14,949,422
		26,581,971
Construction Materials — 0.7%
Vulcan Materials Co.	32,898	3,716,487
Containers and Packaging — 1.4%
Ball Corp.	113,916	7,471,750
Distributors — 1.1%
LKQ Corp.(1)	220,666	5,770,416
Diversified Consumer Services — 1.6%
Bright Horizons Family Solutions, Inc.(1)	38,580	4,492,641
Chegg, Inc.(1)	97,070	4,149,742
		8,642,383
Electrical Equipment — 3.9%
AMETEK, Inc.	131,411	11,021,440

4

	Shares	Value
nVent Electric plc	259,024	$4,830,798
Sensata Technologies Holding plc(1)	133,935	4,872,555
		20,724,793
Electronic Equipment, Instruments and Components — 4.4%
Cognex Corp.	252,596	13,953,403
Keysight Technologies, Inc.(1)	94,822	9,175,925
		23,129,328
Equity Real Estate Investment Trusts (REITs) — 3.6%
SBA Communications Corp.	65,780	19,070,938
Health Care Equipment and Supplies — 7.4%
Align Technology, Inc.(1)	16,442	3,532,564
DexCom, Inc.(1)	26,766	8,971,963
Masimo Corp.(1)	42,650	9,123,261
Teleflex, Inc.	38,281	12,839,447
Varian Medical Systems, Inc.(1)	39,175	4,480,837
		38,948,072
Health Care Providers and Services — 4.0%
Centene Corp.(1)	147,443	9,816,755
Encompass Health Corp.	171,905	11,388,706
		21,205,461
Health Care Technology — 1.8%
Veeva Systems, Inc., Class A(1)	48,182	9,193,126
Hotels, Restaurants and Leisure — 5.2%
Chipotle Mexican Grill, Inc.(1)	11,173	9,816,039
Hilton Worldwide Holdings, Inc.	54,709	4,142,018
Las Vegas Sands Corp.	116,082	5,574,258
Planet Fitness, Inc., Class A(1)	125,738	7,585,774
		27,118,089
Household Durables — 0.9%
D.R. Horton, Inc.	95,292	4,499,688
Interactive Media and Services — 2.3%
Twitter, Inc.(1)	421,148	12,078,525
IT Services — 8.1%
Fiserv, Inc.(1)	195,360	20,133,801
Square, Inc., Class A(1)	213,969	13,937,941
Twilio, Inc., Class A(1)	75,085	8,432,045
		42,503,787
Life Sciences Tools and Services — 2.4%
Bruker Corp.	146,066	5,743,315
Mettler-Toledo International, Inc.(1)	9,776	7,038,133
		12,781,448
Machinery — 1.9%
Graco, Inc.	114,994	5,135,632
Parker-Hannifin Corp.	31,050	4,909,626
		10,045,258
Personal Products — 1.0%
Shiseido Co. Ltd.	92,900	5,480,147

5

	Shares	Value
Professional Services — 2.9%
IHS Markit Ltd.	82,903	$5,579,372
Verisk Analytics, Inc.	62,913	9,614,994
		15,194,366
Road and Rail — 1.4%
J.B. Hunt Transport Services, Inc.	73,006	7,382,367
Semiconductors and Semiconductor Equipment — 7.8%
Advanced Micro Devices, Inc.(1)	201,298	10,546,002
Marvell Technology Group Ltd.	201,979	5,400,919
Micron Technology, Inc.(1)	166,472	7,972,344
Skyworks Solutions, Inc.	57,433	5,966,140
Teradyne, Inc.	111,761	6,989,533
Xilinx, Inc.	46,410	4,056,234
		40,931,172
Software — 11.6%
Atlassian Corp. plc, Class A(1)	50,372	7,832,342
Cadence Design Systems, Inc.(1)	186,285	15,113,302
Coupa Software, Inc.(1)	22,016	3,876,798
Envestnet, Inc.(1)	67,259	4,205,033
Palo Alto Networks, Inc.(1)	34,963	6,870,579
Proofpoint, Inc.(1)	52,663	6,410,667
RingCentral, Inc., Class A(1)	31,234	7,137,906
Splunk, Inc.(1)	69,578	9,765,968
		61,212,595
Specialty Retail — 3.0%
Burlington Stores, Inc.(1)	52,550	9,600,359
Five Below, Inc.(1)	68,197	6,148,642
		15,749,001
Textiles, Apparel and Luxury Goods — 0.8%
lululemon athletica, Inc.(1)	18,811	4,203,882
Trading Companies and Distributors — 0.7%
Fastenal Co.	101,214	3,665,971
TOTAL COMMON STOCKS (Cost $458,175,606)		538,335,035
TEMPORARY CASH INVESTMENTS — 0.8%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.375% - 3.125%, 4/30/26 - 11/15/28, valued at $1,465,462), in a joint trading account at 0.01%, dated 4/30/20, due 5/1/20 (Delivery value $1,435,722)		1,435,722
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.25%, 8/15/49, valued at $2,726,938), at 0.02%, dated 4/30/20, due 5/1/20 (Delivery value $2,669,001)		2,669,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,073	2,073
TOTAL TEMPORARY CASH INVESTMENTS (Cost $4,106,795)		4,106,795
TOTAL INVESTMENT SECURITIES — 103.1% (Cost $462,282,401)		542,441,830
OTHER ASSETS AND LIABILITIES — (3.1)%		(16,506,868)
TOTAL NET ASSETS — 100.0%		$525,934,962

6

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	12,625,110	USD	115,175	Bank of America N.A.	6/30/20	$2,567
JPY	22,909,140	USD	211,780	Bank of America N.A.	6/30/20	1,872
JPY	13,043,160	USD	121,859	Bank of America N.A.	6/30/20	(218)
JPY	23,661,630	USD	221,515	Bank of America N.A.	6/30/20	(846)
JPY	12,457,890	USD	116,369	Bank of America N.A.	6/30/20	(187)
JPY	12,625,110	USD	117,610	Bank of America N.A.	6/30/20	132
JPY	24,163,290	USD	225,179	Bank of America N.A.	6/30/20	169
JPY	12,123,450	USD	113,832	Bank of America N.A.	6/30/20	(768)
USD	4,479,628	JPY	487,697,130	Bank of America N.A.	6/30/20	(68,649)
USD	213,630	JPY	23,661,630	Bank of America N.A.	6/30/20	(7,039)
USD	403,695	JPY	44,146,080	Bank of America N.A.	6/30/20	(8,013)
USD	247,541	JPY	26,671,590	Bank of America N.A.	6/30/20	(1,199)
USD	119,122	JPY	12,959,550	Bank of America N.A.	6/30/20	(1,739)
USD	136,970	JPY	14,882,580	Bank of America N.A.	6/30/20	(1,826)
USD	165,289	JPY	17,808,930	Bank of America N.A.	6/30/20	(797)
USD	165,908	JPY	17,808,930	Bank of America N.A.	6/30/20	(179)
USD	236,715	JPY	25,501,050	Bank of America N.A.	6/30/20	(1,109)
						$(87,829)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
JPY	-	Japanese Yen
USD	-	United States Dollar

(1)	Non-income producing.

See Notes to Financial Statements.

7

Statement of Assets and Liabilities

APRIL 30, 2020 (UNAUDITED)
Assets
Investment securities, at value (cost of $462,282,401)	$542,441,830
Receivable for investments sold	685,112
Unrealized appreciation on forward foreign currency exchange contracts	4,740
Dividends and interest receivable	105,274
543,236,956

Liabilities
Payable for investments purchased	3,433,845
Payable for capital shares redeemed	13,775,580
Unrealized depreciation on forward foreign currency exchange contracts	92,569
17,301,994

Net Assets	$525,934,962

G Class Capital Shares, $0.01 Par Value
Shares authorized	600,000,000
Shares outstanding	47,597,644

Net Asset Value Per Share	$11.05

Net Assets Consist of:
Capital (par value and paid-in surplus)	$415,776,692
Distributable earnings	110,158,270
$525,934,962

See Notes to Financial Statements.

8

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2020 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $1,985)	$1,919,360
Interest	33,262
Securities lending, net	1,681
1,954,303

Expenses:
Management fees	1,823,359
Directors' fees and expenses	9,110
Other expenses	7,497
1,839,966
Fees waived	(1,823,359)
16,607

Net investment income (loss)	1,937,696

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	33,902,531
Forward foreign currency exchange contract transactions	94,099
Foreign currency translation transactions	(73)
33,996,557

Change in net unrealized appreciation (depreciation) on:
Investments	(34,651,965)
Forward foreign currency exchange contracts	(100,309)
(34,752,274)

Net realized and unrealized gain (loss)	(755,717)

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,181,979

See Notes to Financial Statements.

9

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2020 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2019
Increase (Decrease) in Net Assets	April 30, 2020	October 31, 2019
Operations
Net investment income (loss)	$1,937,696	$3,852,250
Net realized gain (loss)	33,996,557	80,423,875
Change in net unrealized appreciation (depreciation)	(34,752,274)	20,173,100
Net increase (decrease) in net assets resulting from operations	1,181,979	104,449,225

Distributions to Shareholders
From earnings	(81,790,080)	(142,583,485)

Capital Share Transactions
Proceeds from shares sold	47,040,155	49,849,275
Proceeds from reinvestment of distributions	81,790,080	142,583,485
Payments for shares redeemed	(124,111,248)	(244,279,493)
Net increase (decrease) in net assets from capital share transactions	4,718,987	(51,846,733)

Net increase (decrease) in net assets	(75,889,114)	(89,980,993)

Net Assets
Beginning of period	601,824,076	691,805,069
End of period	$525,934,962	$601,824,076

Transactions in Shares of the Fund
Sold	4,562,953	4,017,174
Issued in reinvestment of distributions	6,931,363	13,992,491
Redeemed	(10,336,290)	(19,173,722)
Net increase (decrease) in shares of the fund	1,158,026	(1,164,057)

See Notes to Financial Statements.

10

Notes to Financial Statements

APRIL 30, 2020 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. NT Heritage Fund (the fund) is one fund in a series issued by the corporation. The fund's investment objective is to seek long-term capital growth. The fund is not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard or the Bloomberg Industry Classification Standard for the tobacco industry. The fund offers the G Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

11

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

12

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc., and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 99% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees —The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The annual management fee is 0.65%. The investment advisor agreed to waive the management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors. The effective annual management fee for the period ended April 30, 2020 was 0.00% after waiver.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $549,300 and $1,076,057, respectively. The effect of interfund transactions on the Statement of Operations was $297,026 in net realized gain (loss) on investment transactions.

13

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended April 30, 2020 were $298,458,854 and $349,731,252, respectively.

5. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$532,854,888	$5,480,147	—
Temporary Cash Investments	2,073	4,104,722	—
	$532,856,961	$9,584,869	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$4,740	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$92,569	—

6. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $5,951,199.

14

The value of foreign currency risk derivative instruments as of April 30, 2020, is disclosed on the Statement of Assets and Liabilities as an asset of $4,740 in unrealized appreciation on forward foreign currency exchange contracts and a liability of $92,569 in unrealized depreciation on forward foreign currency exchange contracts. For the six months ended April 30, 2020, the effect of foreign currency risk derivative instruments on the Statement of Operations was $94,099 in net realized gain (loss) on forward foreign currency exchange contract transactions and $(100,309) in change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

7. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund is owned by a relatively small number of shareholders, and in the event such shareholders redeem, the ongoing operations of the fund may be at risk.

The fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$469,128,349
Gross tax appreciation of investments	$97,581,352
Gross tax depreciation of investments	(24,267,871)
Net tax appreciation (depreciation) of investments	$73,313,481

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

15

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
G Class
2020(3)	$12.96	0.04	(0.13)	(0.09)	(0.07)	(1.75)	(1.82)	$11.05	(1.65)%	0.01%(4)	0.66%(4)	0.69%(4)	0.04%(4)	54%	$525,935
2019	$14.53	0.08	1.66	1.74	(0.12)	(3.19)	(3.31)	$12.96	18.18%	0.01%	0.66%	0.62%	(0.03)%	92%	$601,824
2018	$14.41	0.10	1.05	1.15	(0.05)	(0.98)	(1.03)	$14.53	8.19%	0.00%(5)	0.65%	0.71%	0.06%	90%	$691,805
2017	$12.31	0.04	2.50	2.54	—	(0.44)	(0.44)	$14.41	21.29%	0.58%	0.76%	0.27%	0.09%	67%	$822,910
2016	$13.65	—(6)	(0.28)	(0.28)	—	(1.06)	(1.06)	$12.31	(2.01)%	0.80%	0.80%	(0.02)%	(0.02)%	73%	$649,951
2015	$13.37	(0.03)	0.93	0.90	—	(0.62)	(0.62)	$13.65	7.20%	0.80%	0.80%	(0.22)%	(0.22)%	83%	$609,841

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(3)	Six months ended April 30, 2020 (unaudited).

(4)	Annualized.

(5)	Ratio was less than 0.005%.

(6)	Per-share amount was less than $0.005.

See Notes to Financial Statements.

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Directors (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by those members of the ACIM’s Investment Oversight Committee who are members of the ACIM’s Investment Management and Global Analytics departments.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of the Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period December 1, 2018 through December 31, 2019. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

17

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

18

Notes

19

Notes

20

Notes

21

Notes

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2020 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92375 2006

Semiannual Report

April 30, 2020

Select Fund
Investor Class (TWCIX)
I Class (TWSIX)
Y Class (ASLWX)
A Class (TWCAX)
C Class (ACSLX)
R Class (ASERX)
R5 Class (ASLGX)
R6 Class (ASDEX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended April 30, 2020. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Pandemic Led to Severe Economic, Market Disruptions

Early in the reporting period, market sentiment was generally upbeat. Dovish central banks, modest inflation, improving economic and corporate earnings data, and U.S.-China trade-policy progress helped boost global growth outlooks. Key U.S. stock benchmarks rose to record highs in mid-February. But that optimistic tone quickly collapsed. The COVID-19 outbreak originating in China rapidly spread worldwide, triggering health care crises, stay-at-home orders, shutdowns and recession fears. Stocks, corporate bonds and other riskier assets sold off sharply, while U.S. Treasuries rallied in a global flight to quality. Central banks and federal governments stepped in quickly and aggressively to stabilize global financial systems and provide financial relief.

Despite record U.S. unemployment and a first-quarter contraction in U.S. gross domestic product, market performance reversed again in April. Supported by significant fiscal and monetary stimulus and improving virus data, nearly every asset class delivered robust one-month gains. For U.S. large-cap growth stocks, the April rally generally led to solid gains for the six-month reporting period. Other stock and risk-asset indices also rallied in April but not enough to reverse earlier losses. Meanwhile, most U.S. and global bond indices delivered gains for the six-month period.

Promoting Health and Safety Remains Our Focus

With global COVID-19 infection rates slowing, segments of the economy are starting to reopen. But the return to normal, pre-pandemic life will take time and patience. We are monitoring the situation closely, and we continue to follow social distancing, work-from-home and other mandates from all relevant authorities. Additionally, our Business Continuity Plan ensures that we maintain regular business operations and the delivery of outstanding service.

We appreciate your confidence in us during these extraordinary times. We have a long history of helping clients weather volatile markets, and we’re confident we will meet these current challenges. In the meantime, the health and safety of you, your family and our employees remain paramount.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

APRIL 30, 2020
Top Ten Holdings	% of net assets
Apple, Inc.	10.0%
Alphabet, Inc.*	8.8%
Amazon.com, Inc.	7.9%
Microsoft Corp.	6.3%
Mastercard, Inc., Class A	5.6%
UnitedHealth Group, Inc.	4.3%
Facebook, Inc., Class A	4.0%
PayPal Holdings, Inc.	3.4%
salesforce.com, Inc.	2.4%
Visa, Inc., Class A	2.4%
*Includes all classes of the issuer held by the fund.

Top Five Industries	% of net assets
Interactive Media and Services	12.8%
IT Services	11.4%
Software	10.3%
Technology Hardware, Storage and Peripherals	10.0%
Internet and Direct Marketing Retail	7.9%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.4%
Convertible Bonds	0.2%
Rights	0.1%
Total Equity Exposure	99.7%
Temporary Cash Investments	0.4%
Other Assets and Liabilities	(0.1)%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2019 to April 30, 2020.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 11/1/19	Ending Account Value 4/30/20	Expenses Paid During Period(1) 11/1/19 - 4/30/20	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,061.50	$4.97	0.97%
I Class	$1,000	$1,062.50	$3.95	0.77%
Y Class	$1,000	$1,063.40	$3.18	0.62%
A Class	$1,000	$1,060.20	$6.25	1.22%
C Class	$1,000	$1,056.40	$10.07	1.97%
R Class	$1,000	$1,058.90	$7.53	1.47%
R5 Class	$1,000	$1,062.40	$3.95	0.77%
R6 Class	$1,000	$1,063.30	$3.18	0.62%
Hypothetical
Investor Class	$1,000	$1,020.04	$4.87	0.97%
I Class	$1,000	$1,021.03	$3.87	0.77%
Y Class	$1,000	$1,021.78	$3.12	0.62%
A Class	$1,000	$1,018.80	$6.12	1.22%
C Class	$1,000	$1,015.07	$9.87	1.97%
R Class	$1,000	$1,017.55	$7.37	1.47%
R5 Class	$1,000	$1,021.03	$3.87	0.77%
R6 Class	$1,000	$1,021.78	$3.12	0.62%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

5

Schedule of Investments

APRIL 30, 2020 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.4%
Auto Components — 0.7%
Aptiv plc	327,600	$22,784,580
Banks — 0.5%
JPMorgan Chase & Co.	174,800	16,738,848
Beverages — 1.8%
Constellation Brands, Inc., Class A	173,800	28,623,122
Diageo plc	935,400	32,425,082
		61,048,204
Biotechnology — 4.1%
Biogen, Inc.(1)	187,500	55,655,625
Regeneron Pharmaceuticals, Inc.(1)	108,500	57,057,980
Vertex Pharmaceuticals, Inc.(1)	94,900	23,838,880
		136,552,485
Capital Markets — 2.1%
Cboe Global Markets, Inc.	278,600	27,687,268
Moody's Corp.	55,700	13,585,230
MSCI, Inc.	92,000	30,084,000
		71,356,498
Chemicals — 0.6%
Sherwin-Williams Co. (The)	40,700	21,830,260
Containers and Packaging — 0.9%
Ball Corp.	459,700	30,151,723
Entertainment — 2.3%
Electronic Arts, Inc.(1)	394,300	45,052,718
Walt Disney Co. (The)	286,800	31,017,420
		76,070,138
Equity Real Estate Investment Trusts (REITs) — 3.1%
American Tower Corp.	208,600	49,646,800
Equinix, Inc.	78,600	53,070,720
		102,717,520
Food and Staples Retailing — 1.2%
Costco Wholesale Corp.	130,200	39,450,600
Health Care Equipment and Supplies — 3.2%
Boston Scientific Corp.(1)	665,900	24,957,932
Danaher Corp.	195,000	31,874,700
Stryker Corp.	265,700	49,534,451
		106,367,083
Health Care Providers and Services — 4.3%
UnitedHealth Group, Inc.	497,600	145,533,072
Hotels, Restaurants and Leisure — 1.1%
Starbucks Corp.	460,000	35,295,800
Industrial Conglomerates — 0.9%
Roper Technologies, Inc.	90,900	30,999,627

6

	Shares	Value
Interactive Media and Services — 12.8%
Alphabet, Inc., Class A(1)	90,600	$122,011,020
Alphabet, Inc., Class C(1)	129,100	174,112,006
Facebook, Inc., Class A(1)	647,600	132,570,196
		428,693,222
Internet and Direct Marketing Retail — 7.9%
Amazon.com, Inc.(1)	106,300	262,986,200
IT Services — 11.4%
Mastercard, Inc., Class A	674,500	185,467,265
PayPal Holdings, Inc.(1)	926,300	113,934,900
Visa, Inc., Class A	450,500	80,513,360
		379,915,525
Machinery — 1.6%
FANUC Corp.	135,900	22,409,115
Graco, Inc.	716,300	31,989,958
		54,399,073
Multiline Retail — 0.7%
Target Corp.	205,700	22,573,518
Oil, Gas and Consumable Fuels — 0.4%
EOG Resources, Inc.	268,600	12,761,186
Personal Products — 1.4%
Estee Lauder Cos., Inc. (The), Class A	265,000	46,746,000
Pharmaceuticals — 1.9%
Bristol-Myers Squibb Co.	1,051,300	63,929,553
Professional Services — 4.0%
IHS Markit Ltd.	941,200	63,342,760
Verisk Analytics, Inc.	455,200	69,568,216
		132,910,976
Road and Rail — 0.4%
Canadian Pacific Railway Ltd.	56,800	12,909,406
Semiconductors and Semiconductor Equipment — 4.0%
Analog Devices, Inc.	448,700	49,177,520
Maxim Integrated Products, Inc.	812,300	44,660,254
Texas Instruments, Inc.	358,100	41,564,667
		135,402,441
Software — 10.3%
Adobe, Inc.(1)	27,300	9,654,372
Microsoft Corp.	1,181,100	211,664,931
Proofpoint, Inc.(1)	206,900	25,185,937
salesforce.com, Inc.(1)	498,600	80,748,270
VMware, Inc., Class A(1)	128,600	16,913,472
		344,166,982
Specialty Retail — 4.0%
Home Depot, Inc. (The)	222,400	48,890,192
Lowe's Cos., Inc.	204,300	21,400,425
TJX Cos., Inc. (The)	1,317,800	64,638,090
		134,928,707

7

	Shares/Principal Amount	Value
Technology Hardware, Storage and Peripherals — 10.0%
Apple, Inc.	1,139,500	$334,785,100
Textiles, Apparel and Luxury Goods — 1.8%
NIKE, Inc., Class B	676,300	58,959,834
TOTAL COMMON STOCKS (Cost $1,392,622,040)		3,322,964,161
CONVERTIBLE BONDS — 0.2%
IT Services — 0.2%
Square, Inc., 0.50%, 5/15/23 (Cost $5,134,642)	$5,601,000	6,308,126
RIGHTS — 0.1%
Pharmaceuticals — 0.1%
Bristol-Myers Squibb Co.(1) (Cost $832,404)	390,800	1,762,508
TEMPORARY CASH INVESTMENTS — 0.4%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.375% - 3.125%, 4/30/26 - 11/15/28, valued at $4,829,888), in a joint trading account at 0.01%, dated 4/30/20, due 5/1/20 (Delivery value $4,731,872)		4,731,871
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.25%, 7/15/29, valued at $8,976,199), at 0.02%, dated 4/30/20, due 5/1/20 (Delivery value $8,800,005)		8,800,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	3,268	3,268
TOTAL TEMPORARY CASH INVESTMENTS (Cost $13,535,139)		13,535,139
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $1,412,124,225)		3,344,569,934
OTHER ASSETS AND LIABILITIES — (0.1)%		(2,365,597)
TOTAL NET ASSETS — 100.0%		$3,342,204,337

WRITTEN OPTIONS CONTRACTS
Reference Entity	Contracts	Type	Exercise Price	Expiration Date	Underlying Notional Amount	Premiums Received	Value
Target Corp.	400	Call	$120.00	5/15/20	$4,389,600	$(22,284)	$(11,000)

8

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	534,772	USD	366,383	Morgan Stanley	6/30/20	$17,859
CAD	448,493	USD	312,095	Morgan Stanley	6/30/20	10,154
CAD	592,822	USD	419,426	Morgan Stanley	6/30/20	6,525
CAD	381,696	USD	268,405	Morgan Stanley	6/30/20	5,849
USD	7,644,098	CAD	11,144,330	Morgan Stanley	6/30/20	(363,269)
USD	348,202	CAD	500,976	Morgan Stanley	6/30/20	(11,756)
USD	869,399	CAD	1,248,066	Morgan Stanley	6/30/20	(27,355)
USD	265,522	CAD	373,744	Morgan Stanley	6/30/20	(3,019)
USD	387,549	CAD	551,471	Morgan Stanley	6/30/20	(8,691)
USD	450,781	CAD	630,196	Morgan Stanley	6/30/20	(2,024)
USD	285,181	CAD	397,998	Morgan Stanley	6/30/20	(787)
						$(376,514)

NOTES TO SCHEDULE OF INVESTMENTS
CAD	-	Canadian Dollar
USD	-	United States Dollar

(1)	Non-income producing.

See Notes to Financial Statements.

9

Statement of Assets and Liabilities

APRIL 30, 2020 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,412,124,225)	$3,344,569,934
Cash	22,284
Receivable for capital shares sold	445,310
Unrealized appreciation on forward foreign currency exchange contracts	40,387
Dividends and interest receivable	1,444,668
3,346,522,583

Liabilities
Written options, at value (premiums received $22,284)	11,000
Payable for investments purchased	1,016,088
Payable for capital shares redeemed	414,894
Unrealized depreciation on forward foreign currency exchange contracts	416,901
Accrued management fees	2,444,767
Distribution and service fees payable	14,596
4,318,246

Net Assets	$3,342,204,337

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,298,956,130
Distributable earnings	2,043,248,207
$3,342,204,337

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$3,119,589,834	39,453,369	$79.07
I Class, $0.01 Par Value	$103,642,086	1,283,956	$80.72
Y Class, $0.01 Par Value	$58,440,659	722,343	$80.90
A Class, $0.01 Par Value	$48,209,044	627,293	$76.85*
C Class, $0.01 Par Value	$5,467,605	81,573	$67.03
R Class, $0.01 Par Value	$3,201,457	42,218	$75.83
R5 Class, $0.01 Par Value	$7,750	96	$80.73
R6 Class, $0.01 Par Value	$3,645,902	45,120	$80.80
*Maximum offering price $81.54 (net asset value divided by 0.9425).

See Notes to Financial Statements.

10

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2020 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $39,539)	$15,577,821
Interest	115,706
15,693,527

Expenses:
Management fees	16,272,011
Distribution and service fees:
A Class	56,032
C Class	27,596
R Class	7,985
Directors' fees and expenses	52,857
Other expenses	212
16,416,693
Fees waived(1)	(332,872)
16,083,821

Net investment income (loss)	(390,294)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	110,254,225
Forward foreign currency exchange contract transactions	966,993
Written options contract transactions	444,129
Foreign currency translation transactions	1,415
111,666,762

Change in net unrealized appreciation (depreciation) on:
Investments	82,979,607
Forward foreign currency exchange contracts	(280,286)
Written options contracts	(9,536)
Translation of assets and liabilities in foreign currencies	908
82,690,693

Net realized and unrealized gain (loss)	194,357,455

Net Increase (Decrease) in Net Assets Resulting from Operations	$193,967,161

(1)
Amount consists of $311,128, $10,884, $5,190, $4,482, $552, $319 and $317 for Investor Class, I Class, Y Class, A Class, C Class, R Class and R6 Class, respectively. The waiver amount for R5 Class was less than $0.05.

See Notes to Financial Statements.

11

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2020 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2019
Increase (Decrease) in Net Assets	April 30, 2020	October 31, 2019
Operations
Net investment income (loss)	$(390,294)	$20,145
Net realized gain (loss)	111,666,762	179,904,572
Change in net unrealized appreciation (depreciation)	82,690,693	274,093,557
Net increase (decrease) in net assets resulting from operations	193,967,161	454,018,274

Distributions to Shareholders
From earnings:
Investor Class	(167,943,997)	(213,120,945)
I Class	(5,704,618)	(5,385,005)
Y Class	(2,611,966)	(1,027,005)
A Class	(2,383,411)	(3,006,841)
C Class	(346,331)	(473,987)
R Class	(178,475)	(180,464)
R5 Class	(394)	(476)
R6 Class	(158,543)	(145,270)
Decrease in net assets from distributions	(179,327,735)	(223,339,993)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	69,108,946	57,161,383

Net increase (decrease) in net assets	83,748,372	287,839,664

Net Assets
Beginning of period	3,258,455,965	2,970,616,301
End of period	$3,342,204,337	$3,258,455,965

See Notes to Financial Statements.

12

Notes to Financial Statements

APRIL 30, 2020 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Select Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class and R6 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Convertible bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded options contracts are valued at a mean as provided by independent pricing services. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

13

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

14

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets). During the period ended April 30, 2020, the investment advisor agreed to waive 0.02% of the fund's management fee. The investment advisor expects this waiver to continue until February 28, 2021 and cannot terminate it prior to such date without the approval of the Board of Directors.

15

The management fee schedule range and the effective annual management fee before and after waiver for each class for the period ended April 30, 2020 are as follows:

	Management Fee	Effective Annual Management Fee
	Schedule Range	Before Waiver	After Waiver
Investor Class	0.800% to 0.990%	0.99%	0.97%
I Class	0.600% to 0.790%	0.79%	0.77%
Y Class	0.450% to 0.640%	0.64%	0.62%
A Class	0.800% to 0.990%	0.99%	0.97%
C Class	0.800% to 0.990%	0.99%	0.97%
R Class	0.800% to 0.990%	0.99%	0.97%
R5 Class	0.600% to 0.790%	0.79%	0.77%
R6 Class	0.450% to 0.640%	0.64%	0.62%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended April 30, 2020 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund sales were $2,017,820 and there were no interfund purchases. The effect of interfund transactions on the Statement of Operations was $(203,618) in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended April 30, 2020 were $255,538,654 and $350,488,557, respectively.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2020		Year ended October 31, 2019
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	475,000,000		475,000,000
Sold	789,688	$61,100,895	800,738	$57,669,376
Issued in reinvestment of distributions	2,018,515	159,826,059	3,227,630	203,857,091
Redeemed	(2,219,229)	(170,665,111)	(3,621,970)	(261,065,622)
	588,974	50,261,843	406,398	460,845
I Class/Shares Authorized	40,000,000		40,000,000
Sold	175,787	14,291,244	647,839	49,485,276
Issued in reinvestment of distributions	67,528	5,454,233	78,144	5,019,942
Redeemed	(274,772)	(20,808,813)	(356,766)	(26,327,849)
	(31,457)	(1,063,336)	369,217	28,177,369
Y Class/Shares Authorized	30,000,000		30,000,000
Sold	186,338	14,803,488	431,529	32,202,180
Issued in reinvestment of distributions	31,872	2,578,781	15,293	982,580
Redeemed	(70,045)	(5,334,132)	(66,043)	(4,978,500)
	148,165	12,048,137	380,779	28,206,260
A Class/Shares Authorized	40,000,000		40,000,000
Sold	116,784	9,396,268	60,310	4,251,171
Issued in reinvestment of distributions	30,503	2,349,653	48,212	2,974,205
Redeemed	(68,595)	(5,164,041)	(106,841)	(7,576,575)
	78,692	6,581,880	1,681	(351,199)
C Class/Shares Authorized	30,000,000		30,000,000
Sold	3,280	215,664	9,195	550,593
Issued in reinvestment of distributions	4,778	321,908	8,020	439,266
Redeemed	(8,234)	(531,158)	(23,445)	(1,502,183)
	(176)	6,414	(6,230)	(512,324)
R Class/Shares Authorized	30,000,000		30,000,000
Sold	7,147	535,292	11,175	787,619
Issued in reinvestment of distributions	2,346	178,475	2,952	180,464
Redeemed	(7,157)	(524,637)	(5,809)	(414,285)
	2,336	189,130	8,318	553,798
R5 Class/Shares Authorized	30,000,000		30,000,000
Issued in reinvestment of distributions	5	394	8	476
R6 Class/Shares Authorized	40,000,000		40,000,000
Sold	18,887	1,506,407	12,413	902,406
Issued in reinvestment of distributions	1,952	157,710	2,252	144,508
Redeemed	(7,487)	(579,633)	(5,652)	(420,756)
	13,352	1,084,484	9,013	626,158
Net increase (decrease)	799,891	$69,108,946	1,169,184	$57,161,383

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6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$3,255,220,558	$67,743,603	—
Convertible Bonds	—	6,308,126	—
Rights	1,762,508	—	—
Temporary Cash Investments	3,268	13,531,871	—
	$3,256,986,334	$87,583,600	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$40,387	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$416,901	—
Written Options Contracts	$11,000	—	—
	$11,000	$416,901	—

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7. Derivative Instruments

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into options contracts based on an equity index or specific security in order to manage its exposure to changes in market conditions. The risks of entering into equity price risk derivative instruments include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments. A fund may purchase or write an option contract to protect against declines in market value on the underlying index or security. A purchased option contract provides the fund a right, but not an obligation, to buy (call) or sell (put) an equity-related asset at a specified exercise price within a certain period or on a specific date. A written option contract holds the corresponding obligation to sell (call writing) or buy (put writing) the underlying equity-related asset if the purchaser exercises the option contract. The buyer pays the seller an initial purchase price (premium) for this right. Option contracts purchased by a fund are accounted for in the same manner as marketable portfolio securities. The premium received by a fund for option contracts written is recorded as a liability and valued daily. The proceeds from securities sold through the exercise of option contracts are decreased by the premium paid to purchase the option contracts. A fund may recognize a realized gain or loss when the option contract is closed, exercised or expires. Net realized and unrealized gains or losses occurring during the holding period of purchased options contracts are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively. Net realized and unrealized gains or losses occurring during the holding period of written options contracts are a component of net realized gain (loss) on written options contract transactions and change in net unrealized appreciation (depreciation) on written options contracts, respectively. The fund’s average exposure to equity price risk derivative instruments held during the period was 661 written options contracts.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $24,244,416.

Value of Derivative Instruments as of April 30, 2020

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Equity Price Risk	Written Options	—	Written Options	$11,000
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	$40,387	Unrealized depreciation on forward foreign currency exchange contracts	416,901
		$40,387		$427,901

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Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2020

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Equity Price Risk	Net realized gain (loss) on written options contract transactions	$444,129	Change in net unrealized appreciation (depreciation) on written options contracts	$(9,536)
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	966,993	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(280,286)
		$1,411,122		$(289,822)

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,413,735,139
Gross tax appreciation of investments	$1,953,868,079
Gross tax depreciation of investments	(23,033,284)
Net tax appreciation (depreciation) of investments	$1,930,834,795

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2020(3)	$78.58	(0.01)	4.85	4.84	—	(4.35)	(4.35)	$79.07	6.15%	0.97%(4)	0.99%(4)	(0.03)%(4)	(0.05)%(4)	8%	$3,119,590
2019	$73.74	—(5)	10.42	10.42	(0.03)	(5.55)	(5.58)	$78.58	15.98%	0.97%	0.99%	0.00%(6)	(0.02)%	17%	$3,054,007
2018	$71.92	0.04	6.20	6.24	(0.21)	(4.21)	(4.42)	$73.74	8.94%	0.97%	0.99%	0.06%	0.04%	22%	$2,835,970
2017	$58.32	0.21	15.59	15.80	(0.22)	(1.98)	(2.20)	$71.92	27.93%	0.99%	1.00%	0.33%	0.32%	19%	$2,753,729
2016	$61.57	0.20	0.30	0.50	(0.25)	(3.50)	(3.75)	$58.32	0.98%	0.99%	0.99%	0.36%	0.36%	16%	$2,287,797
2015	$61.31	0.21	5.71	5.92	(0.24)	(5.42)	(5.66)	$61.57	10.93%	0.99%	0.99%	0.35%	0.35%	24%	$2,440,319
I Class
2020(3)	$80.06	0.07	4.94	5.01	—	(4.35)	(4.35)	$80.72	6.25%	0.77%(4)	0.79%(4)	0.17%(4)	0.15%(4)	8%	$103,642
2019	$75.02	0.13	10.63	10.76	(0.17)	(5.55)	(5.72)	$80.06	16.22%	0.77%	0.79%	0.20%	0.18%	17%	$105,310
2018	$73.11	0.19	6.29	6.48	(0.36)	(4.21)	(4.57)	$75.02	9.15%	0.77%	0.79%	0.26%	0.24%	22%	$70,986
2017	$59.25	0.31	15.87	16.18	(0.34)	(1.98)	(2.32)	$73.11	28.20%	0.79%	0.80%	0.53%	0.52%	19%	$60,895
2016	$62.49	0.32	0.31	0.63	(0.37)	(3.50)	(3.87)	$59.25	1.19%	0.79%	0.79%	0.56%	0.56%	16%	$28,061
2015	$62.15	0.34	5.78	6.12	(0.36)	(5.42)	(5.78)	$62.49	11.16%	0.79%	0.79%	0.55%	0.55%	24%	$33,075

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Y Class
2020(3)	$80.17	0.12	4.96	5.08	—	(4.35)	(4.35)	$80.90	6.34%	0.62%(4)	0.64%(4)	0.32%(4)	0.30%(4)	8%	$58,441
2019	$75.13	0.22	10.64	10.86	(0.27)	(5.55)	(5.82)	$80.17	16.38%	0.62%	0.64%	0.35%	0.33%	17%	$46,034
2018	$73.13	0.28	6.33	6.61	(0.40)	(4.21)	(4.61)	$75.13	9.34%	0.62%	0.64%	0.41%	0.39%	22%	$14,529
2017(7)	$63.80	0.22	9.11	9.33	—	—	—	$73.13	14.62%	0.64%(4)	0.65%(4)	0.59%(4)	0.58%(4)	19%(8)	$6
A Class
2020(3)	$76.58	(0.11)	4.73	4.62	—	(4.35)	(4.35)	$76.85	6.02%	1.22%(4)	1.24%(4)	(0.28)%(4)	(0.30)%(4)	8%	$48,209
2019	$72.15	(0.18)	10.16	9.98	—	(5.55)	(5.55)	$76.58	15.69%	1.22%	1.24%	(0.25)%	(0.27)%	17%	$42,013
2018	$70.45	(0.14)	6.07	5.93	(0.02)	(4.21)	(4.23)	$72.15	8.67%	1.22%	1.24%	(0.19)%	(0.21)%	22%	$39,459
2017	$57.16	0.05	15.29	15.34	(0.07)	(1.98)	(2.05)	$70.45	27.63%	1.24%	1.25%	0.08%	0.07%	19%	$40,345
2016	$60.41	0.06	0.29	0.35	(0.10)	(3.50)	(3.60)	$57.16	0.73%	1.24%	1.24%	0.11%	0.11%	16%	$36,723
2015	$60.25	0.06	5.61	5.67	(0.09)	(5.42)	(5.51)	$60.41	10.67%	1.24%	1.24%	0.10%	0.10%	24%	$41,737
C Class
2020(3)	$67.55	(0.34)	4.17	3.83	—	(4.35)	(4.35)	$67.03	5.64%	1.97%(4)	1.99%(4)	(1.03)%(4)	(1.05)%(4)	8%	$5,468
2019	$64.79	(0.63)	8.94	8.31	—	(5.55)	(5.55)	$67.55	14.82%	1.97%	1.99%	(1.00)%	(1.02)%	17%	$5,523
2018	$64.11	(0.62)	5.51	4.89	—	(4.21)	(4.21)	$64.79	7.86%	1.97%	1.99%	(0.94)%	(0.96)%	22%	$5,700
2017	$52.51	(0.39)	13.97	13.58	—	(1.98)	(1.98)	$64.11	26.66%	1.99%	2.00%	(0.67)%	(0.68)%	19%	$5,668
2016	$56.09	(0.33)	0.25	(0.08)	—	(3.50)	(3.50)	$52.51	(0.02)%	1.99%	1.99%	(0.64)%	(0.64)%	16%	$4,570
2015	$56.64	(0.36)	5.23	4.87	—	(5.42)	(5.42)	$56.09	9.83%	1.99%	1.99%	(0.65)%	(0.65)%	24%	$5,932

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2020(3)	$75.71	(0.20)	4.67	4.47	—	(4.35)	(4.35)	$75.83	5.89%	1.47%(4)	1.49%(4)	(0.53)%(4)	(0.55)%(4)	8%	$3,201
2019	$71.56	(0.36)	10.06	9.70	—	(5.55)	(5.55)	$75.71	15.40%	1.47%	1.49%	(0.50)%	(0.52)%	17%	$3,019
2018	$70.05	(0.30)	6.02	5.72	—	(4.21)	(4.21)	$71.56	8.41%	1.47%	1.49%	(0.44)%	(0.46)%	22%	$2,259
2017	$56.92	(0.11)	15.22	15.11	—	(1.98)	(1.98)	$70.05	27.30%	1.49%	1.50%	(0.17)%	(0.18)%	19%	$3,518
2016	$60.21	(0.08)	0.29	0.21	—	(3.50)	(3.50)	$56.92	0.49%	1.49%	1.49%	(0.14)%	(0.14)%	16%	$2,814
2015	$60.12	(0.09)	5.60	5.51	—	(5.42)	(5.42)	$60.21	10.38%	1.49%	1.49%	(0.15)%	(0.15)%	24%	$3,295
R5 Class
2020(3)	$80.07	0.05	4.96	5.01	—	(4.35)	(4.35)	$80.73	6.24%	0.77%(4)	0.79%(4)	0.17%(4)	0.15%(4)	8%	$8
2019	$75.04	0.13	10.62	10.75	(0.17)	(5.55)	(5.72)	$80.07	16.20%	0.77%	0.79%	0.20%	0.18%	17%	$7
2018	$73.10	0.18	6.28	6.46	(0.31)	(4.21)	(4.52)	$75.04	9.13%	0.77%	0.79%	0.26%	0.24%	22%	$6
2017(7)	$63.83	0.17	9.10	9.27	—	—	—	$73.10	14.52%	0.79%(4)	0.80%(4)	0.44%(4)	0.43%(4)	19%(8)	$6
R6 Class
2020(3)	$80.08	0.13	4.94	5.07	—	(4.35)	(4.35)	$80.80	6.33%	0.62%(4)	0.64%(4)	0.32%(4)	0.30%(4)	8%	$3,646
2019	$75.05	0.25	10.60	10.85	(0.27)	(5.55)	(5.82)	$80.08	16.39%	0.62%	0.64%	0.35%	0.33%	17%	$2,544
2018	$73.13	0.31	6.29	6.60	(0.47)	(4.21)	(4.68)	$75.05	9.33%	0.62%	0.64%	0.41%	0.39%	22%	$1,708
2017	$59.27	0.51	15.76	16.27	(0.43)	(1.98)	(2.41)	$73.13	28.38%	0.64%	0.65%	0.68%	0.67%	19%	$1,519
2016	$62.51	0.41	0.31	0.72	(0.46)	(3.50)	(3.96)	$59.27	1.35%	0.64%	0.64%	0.71%	0.71%	16%	$7,959
2015	$62.18	0.41	5.79	6.20	(0.45)	(5.42)	(5.87)	$62.51	11.31%	0.64%	0.64%	0.70%	0.70%	24%	$9,841

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended April 30, 2020 (unaudited).

(4)	Annualized.

(5)	Amount is less than $0.005.

(6)	Ratio was less than 0.005%.

(7)	April 10, 2017 (commencement of sale) through October 31, 2017.

(8)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2017.

See Notes to Financial Statements.

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Directors (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by those members of the ACIM’s Investment Oversight Committee who are members of the ACIM’s Investment Management and Global Analytics departments.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of the Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period December 1, 2018 through December 31, 2019. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

25

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

26

Notes

27

Notes

28

Notes

29

Notes

30

Notes

31

Notes

32

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2020 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92357 2006

Semiannual Report

April 30, 2020

Small Cap Growth Fund
Investor Class (ANOIX)
I Class (ANONX)
Y Class (ANOYX)
A Class (ANOAX)
C Class (ANOCX)
R Class (ANORX)
R5 Class (ANOGX)
R6 Class (ANODX)
G Class (ANOHX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended April 30, 2020. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Pandemic Led to Severe Economic, Market Disruptions

Early in the reporting period, market sentiment was generally upbeat. Dovish central banks, modest inflation, improving economic and corporate earnings data, and U.S.-China trade-policy progress helped boost global growth outlooks. Key U.S. stock benchmarks rose to record highs in mid-February. But that optimistic tone quickly collapsed. The COVID-19 outbreak originating in China rapidly spread worldwide, triggering health care crises, stay-at-home orders, shutdowns and recession fears. Stocks, corporate bonds and other riskier assets sold off sharply, while U.S. Treasuries rallied in a global flight to quality. Central banks and federal governments stepped in quickly and aggressively to stabilize global financial systems and provide financial relief.

Despite record U.S. unemployment and a first-quarter contraction in U.S. gross domestic product, market performance reversed again in April. Supported by significant fiscal and monetary stimulus and improving virus data, nearly every asset class delivered robust one-month gains. For U.S. large-cap growth stocks, the April rally generally led to solid gains for the six-month reporting period. Other stock and risk-asset indices also rallied in April but not enough to reverse earlier losses. Meanwhile, most U.S. and global bond indices delivered gains for the six-month period.

Promoting Health and Safety Remains Our Focus

With global COVID-19 infection rates slowing, segments of the economy are starting to reopen. But the return to normal, pre-pandemic life will take time and patience. We are monitoring the situation closely, and we continue to follow social distancing, work-from-home and other mandates from all relevant authorities. Additionally, our Business Continuity Plan ensures that we maintain regular business operations and the delivery of outstanding service.

We appreciate your confidence in us during these extraordinary times. We have a long history of helping clients weather volatile markets, and we’re confident we will meet these current challenges. In the meantime, the health and safety of you, your family and our employees remain paramount.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

APRIL 30, 2020
Top Ten Holdings	% of net assets
Teladoc Health, Inc.	1.8%
Chegg, Inc.	1.8%
Five9, Inc.	1.7%
Catalent, Inc.	1.6%
Tandem Diabetes Care, Inc.	1.3%
Hamilton Lane, Inc., Class A	1.3%
CACI International, Inc., Class A	1.2%
FirstService Corp.	1.2%
Silk Road Medical, Inc.	1.2%
Clean Harbors, Inc.	1.1%

Top Five Industries	% of net assets
Biotechnology	12.9%
Software	9.2%
Health Care Equipment and Supplies	5.6%
Health Care Providers and Services	4.7%
Semiconductors and Semiconductor Equipment	4.7%

Types of Investments in Portfolio	% of net assets
Common Stocks	97.5%
Temporary Cash Investments	2.5%
Other Assets and Liabilities	—*
*Category is less than 0.05% of total net assets.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2019 to April 30, 2020.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 11/1/19	Ending Account Value 4/30/20	Expenses Paid During Period(1) 11/1/19 - 4/30/20	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,001.60	$6.12	1.23%
I Class	$1,000	$1,002.70	$5.13	1.03%
Y Class	$1,000	$1,003.30	$4.38	0.88%
A Class	$1,000	$1,000.50	$7.36	1.48%
C Class	$1,000	$997.00	$11.07	2.23%
R Class	$1,000	$999.20	$8.60	1.73%
R5 Class	$1,000	$1,002.70	$5.13	1.03%
R6 Class	$1,000	$1,003.30	$4.38	0.88%
G Class	$1,000	$1,007.80	$0.05	0.01%
Hypothetical
Investor Class	$1,000	$1,018.75	$6.17	1.23%
I Class	$1,000	$1,019.74	$5.17	1.03%
Y Class	$1,000	$1,020.49	$4.42	0.88%
A Class	$1,000	$1,017.50	$7.42	1.48%
C Class	$1,000	$1,013.77	$11.17	2.23%
R Class	$1,000	$1,016.26	$8.67	1.73%
R5 Class	$1,000	$1,019.74	$5.17	1.03%
R6 Class	$1,000	$1,020.49	$4.42	0.88%
G Class	$1,000	$1,024.81	$0.05	0.01%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

5

Schedule of Investments

APRIL 30, 2020 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 97.5%
Aerospace and Defense — 2.9%
AAR Corp.	140,463	$2,750,265
Aerojet Rocketdyne Holdings, Inc.(1)	258,981	10,654,478
Kratos Defense & Security Solutions, Inc.(1)	319,831	4,803,862
Mercury Systems, Inc.(1)	107,899	9,620,275
PAE, Inc.(1)	451,943	3,836,996
		31,665,876
Automobiles — 0.5%
Winnebago Industries, Inc.	117,013	5,191,867
Biotechnology — 12.9%
ACADIA Pharmaceuticals, Inc.(1)	238,914	11,541,935
Acceleron Pharma, Inc.(1)	128,260	11,611,378
Aimmune Therapeutics, Inc.(1)	103,721	1,775,703
Amarin Corp. plc ADR(1)	201,384	1,532,532
Amicus Therapeutics, Inc.(1)	540,835	6,387,261
Arena Pharmaceuticals, Inc.(1)	177,198	8,677,386
Biohaven Pharmaceutical Holding Co. Ltd.(1)	63,251	2,979,122
Blueprint Medicines Corp.(1)	90,591	5,329,469
ChemoCentryx, Inc.(1)	100,307	5,317,274
Deciphera Pharmaceuticals, Inc.(1)	58,920	3,416,182
FibroGen, Inc.(1)	148,298	5,470,713
Flexion Therapeutics, Inc.(1)	249,041	2,649,796
Global Blood Therapeutics, Inc.(1)	83,559	6,393,935
Halozyme Therapeutics, Inc.(1)	361,142	8,181,672
Heron Therapeutics, Inc.(1)	200,557	2,859,943
Immunomedics, Inc.(1)	339,199	10,304,866
Insmed, Inc.(1)	369,058	8,488,334
Iovance Biotherapeutics, Inc.(1)	252,259	8,110,127
Natera, Inc.(1)	320,022	11,853,615
Principia Biopharma, Inc.(1)	62,858	3,908,510
PTC Therapeutics, Inc.(1)	134,004	6,823,484
Ultragenyx Pharmaceutical, Inc.(1)	97,435	5,887,997
Viela Bio, Inc.(1)	54,125	2,199,099
		141,700,333
Building Products — 3.4%
Builders FirstSource, Inc.(1)	422,186	7,747,113
Fortune Brands Home & Security, Inc.	162,120	7,814,184
Masonite International Corp.(1)	163,354	9,650,954
Trex Co., Inc.(1)	127,690	12,158,642
		37,370,893
Capital Markets — 2.9%
Ares Management Corp., Class A	367,581	12,332,342

6

	Shares	Value
Hamilton Lane, Inc., Class A	217,147	$14,081,983
TMX Group Ltd.	60,409	5,233,465
		31,647,790
Chemicals — 0.6%
H.B. Fuller Co.	176,737	6,502,154
Commercial Services and Supplies — 3.9%
Brink's Co. (The)	180,066	9,204,974
Casella Waste Systems, Inc., Class A(1)	224,830	10,427,615
Clean Harbors, Inc.(1)	235,599	12,588,055
IAA, Inc.(1)	263,118	10,156,355
		42,376,999
Communications Equipment — 0.9%
AudioCodes Ltd.	209,774	6,421,182
Lumentum Holdings, Inc.(1)	44,953	3,637,147
		10,058,329
Construction Materials — 0.6%
Summit Materials, Inc., Class A(1)	395,514	5,976,217
Containers and Packaging — 1.0%
Berry Global Group, Inc.(1)	266,385	10,599,459
Diversified Consumer Services — 1.8%
Chegg, Inc.(1)	448,169	19,159,225
Electronic Equipment, Instruments and Components — 0.7%
SYNNEX Corp.	91,720	8,031,003
Entertainment — 0.9%
Zynga, Inc., Class A(1)	1,359,360	10,249,574
Equity Real Estate Investment Trusts (REITs) — 3.1%
Americold Realty Trust	172,922	5,289,684
CoreSite Realty Corp.	77,387	9,378,531
Global Medical REIT, Inc.	674,706	7,030,437
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	291,583	8,161,408
Rexford Industrial Realty, Inc.	103,927	4,231,907
		34,091,967
Food and Staples Retailing — 1.3%
Grocery Outlet Holding Corp.(1)	291,816	9,708,718
Sprouts Farmers Market, Inc.(1)	241,833	5,025,290
		14,734,008
Food Products — 0.8%
Freshpet, Inc.(1)	119,440	9,006,970
Gas Utilities — 0.9%
Chesapeake Utilities Corp.	110,400	9,701,952
Health Care Equipment and Supplies — 5.6%
Globus Medical, Inc., Class A(1)	190,143	9,024,187
ICU Medical, Inc.(1)	41,915	9,192,378
Insulet Corp.(1)	44,633	8,914,103
OrthoPediatrics Corp.(1)	126,201	6,164,919
Silk Road Medical, Inc.(1)	308,935	12,938,198
Tandem Diabetes Care, Inc.(1)	184,507	14,719,968
		60,953,753

7

	Shares	Value
Health Care Providers and Services — 4.7%
Acadia Healthcare Co., Inc.(1)	164,427	$3,947,892
Chemed Corp.	13,254	5,521,219
Encompass Health Corp.	140,082	9,280,432
Ensign Group, Inc. (The)	163,487	6,116,049
HealthEquity, Inc.(1)	180,803	10,173,785
Pennant Group, Inc. (The)(1)	237,119	4,692,585
R1 RCM, Inc.(1)	1,170,528	12,079,849
		51,811,811
Health Care Technology — 2.5%
Health Catalyst, Inc.(1)	285,054	7,602,390
Teladoc Health, Inc.(1)	120,389	19,814,826
		27,417,216
Hotels, Restaurants and Leisure — 2.6%
Churchill Downs, Inc.	86,929	8,712,025
Planet Fitness, Inc., Class A(1)	136,366	8,226,961
Wingstop, Inc.	97,042	11,380,115
		28,319,101
Household Durables — 1.1%
TopBuild Corp.(1)	132,635	12,360,256
Household Products — 1.1%
Reynolds Consumer Products, Inc.	378,565	12,276,863
Independent Power and Renewable Electricity Producers — 0.6%
Innergex Renewable Energy, Inc.	473,539	6,354,904
Insurance — 4.3%
BRP Group, Inc., Class A(1)	566,473	5,676,059
eHealth, Inc.(1)	93,005	9,923,634
Goosehead Insurance, Inc., Class A(1)	218,517	12,267,544
Kinsale Capital Group, Inc.	72,224	7,844,971
Palomar Holdings, Inc.(1)	194,698	11,389,833
		47,102,041
Internet and Direct Marketing Retail — 0.5%
Etsy, Inc.(1)	87,403	5,669,833
IT Services — 3.1%
CACI International, Inc., Class A(1)	52,189	13,054,556
I3 Verticals, Inc., Class A(1)	191,823	4,457,967
Limelight Networks, Inc.(1)	822,567	4,170,415
Repay Holdings Corp.(1)	690,789	12,344,399
		34,027,337
Leisure Products — 0.8%
Callaway Golf Co.	588,803	8,431,659
Life Sciences Tools and Services — 2.0%
NeoGenomics, Inc.(1)	420,107	11,485,725
PRA Health Sciences, Inc.(1)	109,111	10,529,212
		22,014,937
Machinery — 1.9%
Chart Industries, Inc.(1)	192,293	6,868,706

8

	Shares	Value
Kennametal, Inc.	169,936	$4,352,061
Navistar International Corp.(1)	288,731	6,863,136
RBC Bearings, Inc.(1)	19,929	2,524,606
		20,608,509
Personal Products — 0.2%
Inter Parfums, Inc.	58,656	2,621,337
Pharmaceuticals — 3.2%
Catalent, Inc.(1)	252,103	17,432,923
Horizon Therapeutics plc(1)	222,379	8,014,539
MyoKardia, Inc.(1)	82,192	5,163,301
Optinose, Inc.(1)	239,077	965,871
Reata Pharmaceuticals, Inc., Class A(1)	21,986	3,477,306
		35,053,940
Professional Services — 0.9%
ASGN, Inc.(1)	212,736	9,881,587
Real Estate Management and Development — 1.6%
Altus Group Ltd.	135,934	4,104,534
FirstService Corp.	150,497	13,012,187
		17,116,721
Road and Rail — 0.7%
ArcBest Corp.	186,313	3,795,196
TFI International, Inc.	142,768	3,959,082
		7,754,278
Semiconductors and Semiconductor Equipment — 4.7%
Entegris, Inc.	99,693	5,406,352
Inphi Corp.(1)	128,056	12,362,526
Lattice Semiconductor Corp.(1)	410,735	9,245,645
MKS Instruments, Inc.	78,339	7,851,918
Monolithic Power Systems, Inc.	42,207	8,437,601
Power Integrations, Inc.	81,609	8,352,681
		51,656,723
Software — 9.2%
Avalara, Inc.(1)	75,119	6,713,385
Coupa Software, Inc.(1)	33,681	5,930,887
Envestnet, Inc.(1)	149,633	9,355,055
Everbridge, Inc.(1)	88,598	9,868,045
Fair Isaac Corp.(1)	21,581	7,616,798
Five9, Inc.(1)	199,118	18,452,265
Globant SA(1)	66,649	7,709,290
Model N, Inc.(1)	391,022	11,284,895
Paylocity Holding Corp.(1)	43,781	5,014,238
Rapid7, Inc.(1)	193,328	8,806,091
RealPage, Inc.(1)	156,384	10,085,204
		100,836,153
Specialty Retail — 1.8%
Lithia Motors, Inc., Class A	80,881	8,942,203
National Vision Holdings, Inc.(1)	421,229	11,162,569
		20,104,772

9

	Shares	Value
Textiles, Apparel and Luxury Goods — 1.2%
Crocs, Inc.(1)	232,651	$5,641,787
Deckers Outdoor Corp.(1)	48,382	7,197,306
		12,839,093
Thrifts and Mortgage Finance — 0.8%
NMI Holdings, Inc., Class A(1)	636,824	8,609,860
Trading Companies and Distributors — 2.5%
Applied Industrial Technologies, Inc.	187,175	9,806,098
SiteOne Landscape Supply, Inc.(1)	113,185	10,031,587
United Rentals, Inc.(1)	59,219	7,609,641
		27,447,326
Water Utilities — 0.8%
SJW Group	141,358	8,415,042
TOTAL COMMON STOCKS (Cost $900,141,675)		1,067,749,668
TEMPORARY CASH INVESTMENTS — 2.5%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.375% - 3.125%, 4/30/26 - 11/15/28, valued at $9,642,568), in a joint trading account at 0.01%, dated 4/30/20, due 5/1/20 (Delivery value $9,446,886)		9,446,883
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.25%, 7/15/29, valued at $17,925,279), at 0.02%, dated 4/30/20, due 5/1/20 (Delivery value $17,573,010)		17,573,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	13,700	13,700
TOTAL TEMPORARY CASH INVESTMENTS (Cost $27,033,583)		27,033,583
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $927,175,258)		1,094,783,251
OTHER ASSETS AND LIABILITIES†		148,434
TOTAL NET ASSETS — 100.0%		$1,094,931,685

10

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	2,505,460	USD	1,716,539	Morgan Stanley	6/30/20	$83,671
CAD	3,647,037	USD	2,514,696	Morgan Stanley	6/30/20	105,755
USD	18,301,227	CAD	26,681,359	Morgan Stanley	6/30/20	(869,726)
USD	529,131	CAD	761,287	Morgan Stanley	6/30/20	(17,865)
USD	657,482	CAD	943,849	Morgan Stanley	6/30/20	(20,687)
USD	2,459,229	CAD	3,475,501	Morgan Stanley	6/30/20	(37,970)
USD	1,021,944	CAD	1,438,470	Morgan Stanley	6/30/20	(11,619)
USD	620,334	CAD	880,079	Morgan Stanley	6/30/20	(12,016)
USD	1,327,006	CAD	1,889,271	Morgan Stanley	6/30/20	(30,464)
USD	538,960	CAD	761,447	Morgan Stanley	6/30/20	(8,151)
USD	674,908	CAD	943,528	Morgan Stanley	6/30/20	(3,031)
USD	662,396	CAD	928,964	Morgan Stanley	6/30/20	(5,078)
USD	1,943,044	CAD	2,727,030	Morgan Stanley	6/30/20	(16,368)
USD	990,794	CAD	1,407,448	Morgan Stanley	6/30/20	(20,478)
USD	2,215,348	CAD	3,148,646	Morgan Stanley	6/30/20	(47,001)
USD	1,342,870	CAD	1,874,107	Morgan Stanley	6/30/20	(3,703)
						$(914,731)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
USD	-	United States Dollar

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

See Notes to Financial Statements.

11

Statement of Assets and Liabilities

APRIL 30, 2020 (UNAUDITED)
Assets
Investment securities, at value (cost of $927,175,258)	$1,094,783,251
Receivable for investments sold	9,445,331
Receivable for capital shares sold	716,875
Unrealized appreciation on forward foreign currency exchange contracts	189,426
Dividends and interest receivable	10,194
1,105,145,077

Liabilities
Payable for investments purchased	7,525,711
Payable for capital shares redeemed	792,706
Unrealized depreciation on forward foreign currency exchange contracts	1,104,157
Accrued management fees	770,759
Distribution and service fees payable	20,059
10,213,392

Net Assets	$1,094,931,685

Net Assets Consist of:
Capital (par value and paid-in surplus)	$978,067,829
Distributable earnings	116,863,856
$1,094,931,685

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$446,067,113	26,813,938	$16.64
I Class, $0.01 Par Value	$296,487,053	17,275,830	$17.16
Y Class, $0.01 Par Value	$19,698,234	1,133,822	$17.37
A Class, $0.01 Par Value	$77,478,009	4,872,839	$15.90*
C Class, $0.01 Par Value	$4,456,698	319,113	$13.97
R Class, $0.01 Par Value	$6,519,951	423,735	$15.39
R5 Class, $0.01 Par Value	$7,158	417	$17.17
R6 Class, $0.01 Par Value	$70,653,598	4,067,962	$17.37
G Class, $0.01 Par Value	$173,563,871	9,890,850	$17.55
*Maximum offering price $16.87 (net asset value divided by 0.9425).

See Notes to Financial Statements.

12

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2020 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $39,355)	$2,597,051
Interest	130,428
Securities lending, net	87,512
2,814,991

Expenses:
Management fees	5,794,782
Distribution and service fees:
A Class	100,447
C Class	23,250
R Class	16,584
Directors' fees and expenses	16,768
Other expenses	117
5,951,948
Fees waived - G Class	(654,674)
5,297,274

Net investment income (loss)	(2,482,283)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(38,302,149)
Forward foreign currency exchange contract transactions	1,976,663
Foreign currency translation transactions	20,237
(36,305,249)

Change in net unrealized appreciation (depreciation) on:
Investments	41,318,231
Forward foreign currency exchange contracts	(848,332)
Translation of assets and liabilities in foreign currencies	(4)
40,469,895

Net realized and unrealized gain (loss)	4,164,646

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,682,363

See Notes to Financial Statements.

13

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2020 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2019
Increase (Decrease) in Net Assets	April 30, 2020	October 31, 2019
Operations
Net investment income (loss)	$(2,482,283)	$(5,373,421)
Net realized gain (loss)	(36,305,249)	59,472,982
Change in net unrealized appreciation (depreciation)	40,469,895	40,650,541
Net increase (decrease) in net assets resulting from operations	1,682,363	94,750,102

Distributions to Shareholders
From earnings:
Investor Class	(25,227,608)	(48,639,063)
I Class	(16,816,143)	(45,335,165)
Y Class	(535,213)	(276,649)
A Class	(4,721,985)	(10,279,016)
C Class	(312,537)	(867,837)
R Class	(381,103)	(773,910)
R5 Class	(395)	(905)
R6 Class	(2,829,940)	(4,560,472)
G Class	(9,051,157)	—
Decrease in net assets from distributions	(59,876,081)	(110,733,017)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	300,416,513	(19,942,776)

Net increase (decrease) in net assets	242,222,795	(35,925,691)

Net Assets
Beginning of period	852,708,890	888,634,581
End of period	$1,094,931,685	$852,708,890

See Notes to Financial Statements.

14

Notes to Financial Statements

APRIL 30, 2020 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Small Cap Growth Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class, R6 Class and G Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. Sale of the G Class commenced on April 1, 2019.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

15

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

16

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 21% of the shares of the fund.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets). The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.

17

The management fee schedule range and the effective annual management fee for each class for the period ended April 30, 2020 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
Investor Class	1.100% to 1.500%	1.22%
I Class	0.900% to 1.300%	1.02%
Y Class	0.750% to 1.150%	0.87%
A Class	1.100% to 1.500%	1.22%
C Class	1.100% to 1.500%	1.22%
R Class	1.100% to 1.500%	1.22%
R5 Class	0.900% to 1.300%	1.02%
R6 Class	0.750% to 1.150%	0.87%
G Class	0.750% to 1.150%	0.00%(1)

(1)	Effective annual management fee before waiver was 0.87%.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended April 30, 2020 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $11,984,250 and $268,652, respectively. The effect of interfund transactions on the Statement of Operations was $(53,170) in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended April 30, 2020 were $959,796,420 and $730,826,471, respectively.

18

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2020		Year ended October 31, 2019(1)
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	335,000,000		335,000,000
Sold	6,258,320	$107,226,538	2,845,255	$48,155,202
Issued in reinvestment of distributions	1,317,045	23,588,268	3,224,826	45,566,788
Redeemed	(3,170,033)	(52,679,727)	(5,030,701)	(84,023,120)
	4,405,332	78,135,079	1,039,380	9,698,870
I Class/Shares Authorized	210,000,000		210,000,000
Sold	2,786,043	44,053,078	2,861,828	48,997,525
Issued in reinvestment of distributions	161,247	2,976,627	322,168	4,674,658
Redeemed	(2,588,374)	(44,154,075)	(6,320,416)	(107,127,487)
	358,916	2,875,630	(3,136,420)	(53,455,304)
Y Class/Shares Authorized	30,000,000		30,000,000
Sold	813,468	13,006,052	250,309	4,433,763
Issued in reinvestment of distributions	28,652	535,213	18,884	276,649
Redeemed	(58,706)	(949,978)	(14,128)	(249,802)
	783,414	12,591,287	255,065	4,460,610
A Class/Shares Authorized	70,000,000		70,000,000
Sold	373,584	5,937,704	732,140	11,663,863
Issued in reinvestment of distributions	267,760	4,586,734	722,004	9,804,810
Redeemed	(531,897)	(8,618,505)	(1,137,418)	(18,386,791)
	109,447	1,905,933	316,726	3,081,882
C Class/Shares Authorized	30,000,000		30,000,000
Sold	24,917	332,617	48,287	670,563
Issued in reinvestment of distributions	18,317	276,405	61,607	747,908
Redeemed	(44,720)	(631,682)	(180,322)	(2,539,818)
	(1,486)	(22,660)	(70,428)	(1,121,347)
R Class/Shares Authorized	30,000,000		30,000,000
Sold	145,885	2,380,926	151,546	2,348,495
Issued in reinvestment of distributions	22,612	375,133	57,798	763,516
Redeemed	(118,260)	(1,796,009)	(168,574)	(2,650,675)
	50,237	960,050	40,770	461,336
R5 Class/Shares Authorized	30,000,000		30,000,000
Sold	—	—	1,498	25,253
Issued in reinvestment of distributions	22	395	62	905
Redeemed	—	—	(1,553)	(26,878)
	22	395	7	(720)
R6 Class/Shares Authorized	50,000,000		50,000,000
Sold	2,017,649	37,860,636	1,013,445	17,944,892
Issued in reinvestment of distributions	151,577	2,829,940	311,295	4,560,472
Redeemed	(775,205)	(13,794,874)	(779,079)	(13,919,920)
	1,394,021	26,895,702	545,661	8,585,444
G Class/Shares Authorized	140,000,000		140,000,000
Sold	10,189,958	191,173,625	458,459	8,429,061
Issued in reinvestment of distributions	481,445	9,051,157	—	—
Redeemed	(1,234,461)	(23,149,685)	(4,551)	(82,608)
	9,436,942	177,075,097	453,908	8,346,453
Net increase (decrease)	16,536,845	$300,416,513	(555,331)	$(19,942,776)

(1)	April 1, 2019 (commencement of sale) through October 31, 2019 for the G Class.

19

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$1,035,085,496	$32,664,172	—
Temporary Cash Investments	13,700	27,019,883	—
	$1,035,099,196	$59,684,055	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$189,426	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$1,104,157	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $31,042,364.

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The value of foreign currency risk derivative instruments as of April 30, 2020, is disclosed on the Statement of Assets and Liabilities as an asset of $189,426 in unrealized appreciation on forward foreign currency exchange contracts and a liability of $1,104,157 in unrealized depreciation on forward foreign currency exchange contracts. For the six months ended April 30, 2020, the effect of foreign currency risk derivative instruments on the Statement of Operations was $1,976,663 in net realized gain (loss) on forward foreign currency exchange contract transactions and $(848,332) in change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$937,134,358
Gross tax appreciation of investments	$232,735,130
Gross tax depreciation of investments	(75,086,237)
Net tax appreciation (depreciation) of investments	$157,648,893

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2019, the fund had late-year ordinary loss deferrals of $(4,792,294), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

21

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Realized Gains	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2020(3)	$17.54	(0.06)	0.16	0.10	(1.00)	$16.64	0.16%	1.23%(4)	(0.70)%(4)	71%	$446,067
2019	$18.08	(0.12)	1.91	1.79	(2.33)	$17.54	13.00%	1.28%	(0.70)%	92%	$392,956
2018	$16.70	(0.17)	1.65	1.48	(0.10)	$18.08	8.89%	1.27%	(0.93)%	116%	$386,455
2017	$12.96	(0.13)	4.45	4.32	(0.58)	$16.70	33.36%	1.36%	(0.83)%	70%	$361,029
2016	$13.06	(0.10)	—(5)	(0.10)	—	$12.96	(0.77)%	1.36%	(0.83)%	130%	$133,140
2015	$12.82	(0.13)	0.37	0.24	—	$13.06	1.87%	1.39%	(0.92)%	100%	$171,490
I Class
2020(3)	$18.04	(0.04)	0.16	0.12	(1.00)	$17.16	0.27%	1.03%(4)	(0.50)%(4)	71%	$296,487
2019	$18.50	(0.09)	1.96	1.87	(2.33)	$18.04	13.16%	1.08%	(0.50)%	92%	$305,249
2018	$17.04	(0.14)	1.70	1.56	(0.10)	$18.50	9.18%	1.07%	(0.73)%	116%	$371,030
2017	$13.20	(0.09)	4.51	4.42	(0.58)	$17.04	33.51%	1.16%	(0.63)%	70%	$219,881
2016	$13.27	(0.08)	0.01	(0.07)	—	$13.20	(0.53)%	1.16%	(0.63)%	130%	$269,094
2015	$13.01	(0.10)	0.36	0.26	—	$13.27	2.00%	1.17%	(0.70)%	100%	$256,001

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Realized Gains	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Y Class
2020(3)	$18.24	(0.03)	0.16	0.13	(1.00)	$17.37	0.33%	0.88%(4)	(0.35)%(4)	71%	$19,698
2019	$18.65	(0.06)	1.98	1.92	(2.33)	$18.24	13.34%	0.93%	(0.35)%	92%	$6,392
2018	$17.16	(0.07)	1.66	1.59	(0.10)	$18.65	9.29%	0.92%	(0.58)%	116%	$1,778
2017(6)	$15.34	(0.06)	2.46	2.40	(0.58)	$17.16	15.67%	1.01%(4)	(0.61)%(4)	70%(7)	$6
A Class
2020(3)	$16.82	(0.08)	0.16	0.08	(1.00)	$15.90	0.05%	1.48%(4)	(0.95)%(4)	71%	$77,478
2019	$17.49	(0.16)	1.82	1.66	(2.33)	$16.82	12.72%	1.53%	(0.95)%	92%	$80,127
2018	$16.19	(0.21)	1.61	1.40	(0.10)	$17.49	8.61%	1.52%	(1.18)%	116%	$77,764
2017	$12.61	(0.16)	4.32	4.16	(0.58)	$16.19	33.02%	1.61%	(1.08)%	70%	$80,654
2016	$12.74	(0.13)	—(5)	(0.13)	—	$12.61	(1.02)%	1.61%	(1.08)%	130%	$86,651
2015	$12.54	(0.16)	0.36	0.20	—	$12.74	1.59%	1.64%	(1.17)%	100%	$103,713
C Class
2020(3)	$14.94	(0.12)	0.15	0.03	(1.00)	$13.97	(0.30)%	2.23%(4)	(1.70)%(4)	71%	$4,457
2019	$15.92	(0.25)	1.60	1.35	(2.33)	$14.94	11.84%	2.28%	(1.70)%	92%	$4,790
2018	$14.86	(0.32)	1.48	1.16	(0.10)	$15.92	7.83%	2.27%	(1.93)%	116%	$6,227
2017	$11.70	(0.25)	3.99	3.74	(0.58)	$14.86	31.99%	2.36%	(1.83)%	70%	$9,958
2016	$11.91	(0.21)	—(5)	(0.21)	—	$11.70	(1.68)%	2.36%	(1.83)%	130%	$9,146
2015	$11.81	(0.24)	0.34	0.10	—	$11.91	0.76%	2.39%	(1.92)%	100%	$11,458

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Realized Gains	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2020(3)	$16.33	(0.10)	0.16	0.06	(1.00)	$15.39	(0.08)%	1.73%(4)	(1.20)%(4)	71%	$6,520
2019	$17.09	(0.19)	1.76	1.57	(2.33)	$16.33	12.39%	1.78%	(1.20)%	92%	$6,099
2018	$15.86	(0.25)	1.58	1.33	(0.10)	$17.09	8.41%	1.77%	(1.43)%	116%	$5,687
2017	$12.40	(0.19)	4.23	4.04	(0.58)	$15.86	32.61%	1.86%	(1.33)%	70%	$3,761
2016	$12.55	(0.16)	0.01	(0.15)	—	$12.40	(1.20)%	1.86%	(1.33)%	130%	$2,672
2015	$12.39	(0.19)	0.35	0.16	—	$12.55	1.29%	1.89%	(1.42)%	100%	$2,135
R5 Class
2020(3)	$18.05	(0.04)	0.16	0.12	(1.00)	$17.17	0.27%	1.03%(4)	(0.50)%(4)	71%	$7
2019	$18.51	(0.08)	1.95	1.87	(2.33)	$18.05	13.21%	1.08%	(0.50)%	92%	$7
2018	$17.05	(0.14)	1.70	1.56	(0.10)	$18.51	9.12%	1.07%	(0.73)%	116%	$7
2017(6)	$15.26	(0.07)	2.44	2.37	(0.58)	$17.05	15.56%	1.16%(4)	(0.76)%(4)	70%(7)	$6
R6 Class
2020(3)	$18.24	(0.03)	0.16	0.13	(1.00)	$17.37	0.33%	0.88%(4)	(0.35)%(4)	71%	$70,654
2019	$18.65	(0.06)	1.98	1.92	(2.33)	$18.24	13.40%	0.93%	(0.35)%	92%	$48,763
2018	$17.15	(0.11)	1.71	1.60	(0.10)	$18.65	9.30%	0.92%	(0.58)%	116%	$39,687
2017	$13.26	(0.08)	4.55	4.47	(0.58)	$17.15	33.74%	1.01%	(0.48)%	70%	$28,077
2016	$13.31	(0.06)	0.01	(0.05)	—	$13.26	(0.38)%	1.01%	(0.48)%	130%	$25,992
2015	$13.03	(0.08)	0.36	0.28	—	$13.31	2.15%	1.04%	(0.57)%	100%	$22,235

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Realized Gains	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
G Class
2020(3)	$18.34	0.05	0.16	0.21	(1.00)	$17.55	0.78%	0.01%(4)(8)	0.52%(4)(8)	71%	$173,564
2019(9)	$17.43	0.05	0.86	0.91	—	$18.34	5.22%	0.00%(4)(10)(11)	0.52%(4)(11)	92%(12)	$8,326

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended April 30, 2020 (unaudited).

(4)	Annualized.

(5)	Per-share amount was less than $0.005.

(6)	April 10, 2017 (commencement of sale) through October 31, 2017.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2017.

(8)
The annualized ratio of operating expenses to average net assets before expense waiver and the annualized ratio of net investment income (loss) to average net assets before expense waiver was 0.88% and (0.35)%, respectively.

(9)	April 1, 2019 (commencement of sale) through October 31, 2019.

(10)	Ratio was less than 0.005%.

(11)
The annualized ratio of operating expenses to average net assets before expense waiver and the annualized ratio of net investment income (loss) to average net assets before expense waiver was 0.93% and (0.41)%, respectively.

(12)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2019.

See Notes to Financial Statements.

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Directors (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by those members of the ACIM’s Investment Oversight Committee who are members of the ACIM’s Investment Management and Global Analytics departments.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of the Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period December 1, 2018 through December 31, 2019. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

26

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

27

Notes

28

Notes

29

Notes

30

Notes

31

Notes

32

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2020 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92366 2006

Semiannual Report

April 30, 2020

Sustainable Equity Fund
Investor Class (AFDIX)
I Class (AFEIX)
Y Class (AFYDX)
A Class (AFDAX)
C Class (AFDCX)
R Class (AFDRX)
R5 Class (AFDGX)
R6 Class (AFEDX)
G Class (AFEGX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended April 30, 2020. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Pandemic Led to Severe Economic, Market Disruptions

Early in the reporting period, market sentiment was generally upbeat. Dovish central banks, modest inflation, improving economic and corporate earnings data, and U.S.-China trade-policy progress helped boost global growth outlooks. Key U.S. stock benchmarks rose to record highs in mid-February. But that optimistic tone quickly collapsed. The COVID-19 outbreak originating in China rapidly spread worldwide, triggering health care crises, stay-at-home orders, shutdowns and recession fears. Stocks, corporate bonds and other riskier assets sold off sharply, while U.S. Treasuries rallied in a global flight to quality. Central banks and federal governments stepped in quickly and aggressively to stabilize global financial systems and provide financial relief.

Despite record U.S. unemployment and a first-quarter contraction in U.S. gross domestic product, market performance reversed again in April. Supported by significant fiscal and monetary stimulus and improving virus data, nearly every asset class delivered robust one-month gains. For U.S. large-cap growth stocks, the April rally generally led to solid gains for the six-month reporting period. Other stock and risk-asset indices also rallied in April but not enough to reverse earlier losses. Meanwhile, most U.S. and global bond indices delivered gains for the six-month period.

Promoting Health and Safety Remains Our Focus

With global COVID-19 infection rates slowing, segments of the economy are starting to reopen. But the return to normal, pre-pandemic life will take time and patience. We are monitoring the situation closely, and we continue to follow social distancing, work-from-home and other mandates from all relevant authorities. Additionally, our Business Continuity Plan ensures that we maintain regular business operations and the delivery of outstanding service.

We appreciate your confidence in us during these extraordinary times. We have a long history of helping clients weather volatile markets, and we’re confident we will meet these current challenges. In the meantime, the health and safety of you, your family and our employees remain paramount.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

APRIL 30, 2020
Top Ten Holdings	% of net assets
Microsoft Corp.	7.6%
Apple, Inc.	4.9%
Amazon.com, Inc.	4.5%
Alphabet, Inc., Class A	4.1%
Prologis, Inc.	2.5%
Bank of America Corp.	2.3%
Procter & Gamble Co. (The)	2.3%
NextEra Energy, Inc.	2.2%
Home Depot, Inc. (The)	2.0%
PepsiCo, Inc.	1.9%

Top Five Industries	% of net assets
Software	9.2%
Interactive Media and Services	5.8%
IT Services	5.7%
Technology Hardware, Storage and Peripherals	4.9%
Internet and Direct Marketing Retail	4.8%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.0%
Temporary Cash Investments	1.2%
Other Assets and Liabilities	(0.2)%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2019 to April 30, 2020.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 11/1/19	Ending Account Value 4/30/20	Expenses Paid During Period(1) 11/1/19 - 4/30/20	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$974.90	$3.93	0.80%
I Class	$1,000	$975.70	$2.95	0.60%
Y Class	$1,000	$976.60	$2.21	0.45%
A Class	$1,000	$973.80	$5.15	1.05%
C Class	$1,000	$970.10	$8.82	1.80%
R Class	$1,000	$972.30	$6.37	1.30%
R5 Class	$1,000	$975.70	$2.95	0.60%
R6 Class	$1,000	$976.40	$2.21	0.45%
G Class	$1,000	$978.40	$0.05	0.01%
Hypothetical
Investor Class	$1,000	$1,020.89	$4.02	0.80%
I Class	$1,000	$1,021.88	$3.02	0.60%
Y Class	$1,000	$1,022.63	$2.26	0.45%
A Class	$1,000	$1,019.64	$5.27	1.05%
C Class	$1,000	$1,015.91	$9.02	1.80%
R Class	$1,000	$1,018.40	$6.52	1.30%
R5 Class	$1,000	$1,021.88	$3.02	0.60%
R6 Class	$1,000	$1,022.63	$2.26	0.45%
G Class	$1,000	$1,024.81	$0.05	0.01%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

5

Schedule of Investments

APRIL 30, 2020 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.0%
Aerospace and Defense — 1.1%
Lockheed Martin Corp.	49,896	$19,412,538
Air Freight and Logistics — 0.3%
Expeditors International of Washington, Inc.	76,271	5,461,385
Auto Components — 0.6%
Aptiv plc	149,874	10,423,737
Banks — 4.6%
Bank of America Corp.	1,756,894	42,253,301
Citigroup, Inc.	261,595	12,703,053
JPMorgan Chase & Co.	305,583	29,262,628
		84,218,982
Beverages — 1.9%
PepsiCo, Inc.	257,998	34,130,555
Biotechnology — 3.0%
AbbVie, Inc.	212,259	17,447,690
Amgen, Inc.	93,460	22,357,501
Biogen, Inc.(1)	21,450	6,367,003
Vertex Pharmaceuticals, Inc.(1)	37,550	9,432,560
		55,604,754
Building Products — 1.3%
Johnson Controls International plc	508,946	14,815,418
Trane Technologies plc	111,169	9,718,394
		24,533,812
Capital Markets — 3.1%
Ameriprise Financial, Inc.	37,979	4,365,306
BlackRock, Inc.	23,824	11,960,601
Morgan Stanley	473,002	18,650,469
S&P Global, Inc.	76,381	22,370,467
		57,346,843
Chemicals — 2.3%
Ecolab, Inc.	63,453	12,278,156
Linde plc	97,865	18,006,181
Sherwin-Williams Co. (The)	20,529	11,011,140
		41,295,477
Communications Equipment — 1.6%
Cisco Systems, Inc.	535,378	22,689,320
Motorola Solutions, Inc.	44,582	6,411,337
		29,100,657
Consumer Finance — 0.7%
American Express Co.	148,531	13,553,454
Containers and Packaging — 0.7%
Ball Corp.	184,669	12,112,440

6

	Shares	Value
Diversified Telecommunication Services — 1.6%
Verizon Communications, Inc.	510,353	$29,319,780
Electric Utilities — 2.2%
NextEra Energy, Inc.	176,946	40,895,760
Electrical Equipment — 0.8%
Eaton Corp. plc	170,316	14,221,386
Electronic Equipment, Instruments and Components — 0.7%
CDW Corp.	35,793	3,965,864
Keysight Technologies, Inc.(1)	91,891	8,892,292
		12,858,156
Entertainment — 1.4%
Activision Blizzard, Inc.	114,097	7,271,402
Walt Disney Co. (The)	174,998	18,926,033
		26,197,435
Equity Real Estate Investment Trusts (REITs) — 3.4%
Prologis, Inc.	510,716	45,571,189
SBA Communications Corp.	55,625	16,126,800
		61,697,989
Food and Staples Retailing — 1.0%
Costco Wholesale Corp.	33,518	10,155,954
Sysco Corp.	157,495	8,862,244
		19,018,198
Food Products — 0.7%
Beyond Meat, Inc.(1)	5,379	532,467
Mondelez International, Inc., Class A	224,198	11,532,745
		12,065,212
Health Care Equipment and Supplies — 3.2%
Baxter International, Inc.	174,732	15,512,707
Edwards Lifesciences Corp.(1)	65,998	14,354,565
Medtronic plc	248,376	24,248,949
ResMed, Inc.	25,014	3,885,174
		58,001,395
Health Care Providers and Services — 3.5%
Cigna Corp.	48,226	9,441,686
CVS Health Corp.	273,811	16,853,067
Humana, Inc.	28,869	11,022,762
UnitedHealth Group, Inc.	94,019	27,497,737
		64,815,252
Hotels, Restaurants and Leisure — 0.8%
Starbucks Corp.	198,124	15,202,055
Household Products — 2.9%
Colgate-Palmolive Co.	172,522	12,123,121
Procter & Gamble Co. (The)	350,248	41,283,732
		53,406,853
Industrial Conglomerates — 1.2%
Honeywell International, Inc.	153,450	21,774,555
Insurance — 2.0%
Aflac, Inc.	173,862	6,474,621
7

	Shares	Value
Progressive Corp. (The)	145,053	$11,212,597
Prudential Financial, Inc.	99,891	6,230,201
Travelers Cos., Inc. (The)	121,175	12,264,122
		36,181,541
Interactive Media and Services — 5.8%
Alphabet, Inc., Class A(1)	55,125	74,236,837
Facebook, Inc., Class A(1)	157,880	32,319,615
		106,556,452
Internet and Direct Marketing Retail — 4.8%
Amazon.com, Inc.(1)	33,491	82,856,734
Expedia Group, Inc.	73,670	5,229,097
		88,085,831
IT Services — 5.7%
Accenture plc, Class A	111,244	20,601,276
International Business Machines Corp.	79,666	10,002,863
Mastercard, Inc., Class A	93,540	25,720,694
PayPal Holdings, Inc.(1)	148,252	18,234,996
Visa, Inc., Class A	171,314	30,617,238
		105,177,067
Life Sciences Tools and Services — 0.9%
Agilent Technologies, Inc.	206,591	15,837,266
Machinery — 1.6%
Caterpillar, Inc.	55,931	6,509,250
Cummins, Inc.	90,202	14,748,027
Parker-Hannifin Corp.	54,592	8,632,087
		29,889,364
Media — 0.8%
Comcast Corp., Class A	389,699	14,664,373
Multiline Retail — 0.3%
Target Corp.	46,221	5,072,293
Oil, Gas and Consumable Fuels — 2.1%
ConocoPhillips	503,770	21,208,717
Phillips 66	131,479	9,620,319
Valero Energy Corp.	107,801	6,829,193
		37,658,229
Personal Products — 0.3%
Estee Lauder Cos., Inc. (The), Class A	36,316	6,406,142
Pharmaceuticals — 4.2%
Bristol-Myers Squibb Co.	387,201	23,545,693
Merck & Co., Inc.	379,531	30,111,989
Novo Nordisk A/S, B Shares	191,160	12,206,339
Zoetis, Inc.	84,686	10,950,747
		76,814,768
Professional Services — 0.7%
IHS Markit Ltd.	202,816	13,649,517
Road and Rail — 1.8%
Norfolk Southern Corp.	85,710	14,664,981

8

	Shares	Value
Union Pacific Corp.	109,247	$17,456,578
		32,121,559
Semiconductors and Semiconductor Equipment — 4.7%
Applied Materials, Inc.	203,766	10,123,095
ASML Holding NV	42,256	12,552,091
Broadcom, Inc.	41,897	11,380,063
Intel Corp.	365,947	21,949,501
NVIDIA Corp.	77,796	22,738,215
Texas Instruments, Inc.	62,469	7,250,777
		85,993,742
Software — 9.2%
Adobe, Inc.(1)	44,532	15,748,296
Microsoft Corp.	777,048	139,254,772
salesforce.com, Inc.(1)	84,181	13,633,113
		168,636,181
Specialty Retail — 3.0%
Home Depot, Inc. (The)	164,256	36,108,396
TJX Cos., Inc. (The)	367,419	18,021,902
		54,130,298
Technology Hardware, Storage and Peripherals — 4.9%
Apple, Inc.	308,015	90,494,807
Textiles, Apparel and Luxury Goods — 1.6%
NIKE, Inc., Class B	260,171	22,681,708
VF Corp.	104,588	6,076,563
		28,758,271
TOTAL COMMON STOCKS (Cost $1,723,911,724)		1,812,796,361
TEMPORARY CASH INVESTMENTS — 1.2%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.375% - 3.125%, 4/30/26 - 11/15/28, valued at $7,754,975), in a joint trading account at 0.01%, dated 4/30/20, due 5/1/20 (Delivery value $7,597,599)		7,597,597
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.25%, 7/15/29, valued at $14,416,155), at 0.02%, dated 4/30/20, due 5/1/20 (Delivery value $14,133,008)		14,133,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	10,967	10,967
TOTAL TEMPORARY CASH INVESTMENTS (Cost $21,741,564)		21,741,564
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $1,745,653,288)		1,834,537,925
OTHER ASSETS AND LIABILITIES — (0.2)%		(4,162,701)
TOTAL NET ASSETS — 100.0%		$1,830,375,224

9

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	1,157,078	USD	1,242,794	Credit Suisse AG	6/30/20	$26,633
EUR	589,917	USD	655,410	Credit Suisse AG	6/30/20	(8,214)
EUR	788,639	USD	873,375	Credit Suisse AG	6/30/20	(8,163)
EUR	414,541	USD	450,995	Credit Suisse AG	6/30/20	3,796
EUR	1,238,998	USD	1,339,109	Credit Suisse AG	6/30/20	20,191
EUR	301,708	USD	327,929	Credit Suisse AG	6/30/20	3,073
EUR	321,463	USD	348,355	Credit Suisse AG	6/30/20	4,320
USD	10,236,085	EUR	9,414,310	Credit Suisse AG	6/30/20	(92,319)
USD	720,698	EUR	672,927	Credit Suisse AG	6/30/20	(17,568)
USD	668,173	EUR	619,626	Credit Suisse AG	6/30/20	(11,616)
USD	1,210,235	EUR	1,110,440	Credit Suisse AG	6/30/20	(8,024)
USD	680,960	EUR	616,756	Credit Suisse AG	6/30/20	4,320
USD	622,187	EUR	569,294	Credit Suisse AG	6/30/20	(2,383)
USD	259,987	EUR	238,852	Credit Suisse AG	6/30/20	(2,057)
USD	439,979	EUR	402,277	Credit Suisse AG	6/30/20	(1,358)
USD	496,787	EUR	456,154	Credit Suisse AG	6/30/20	(3,658)
USD	372,170	EUR	344,809	Credit Suisse AG	6/30/20	(6,119)
USD	325,871	EUR	298,116	Credit Suisse AG	6/30/20	(1,191)
						$(100,337)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini	113	June 2020	$5,650	$16,398,560	$2,454,451

NOTES TO SCHEDULE OF INVESTMENTS
EUR	-	Euro
USD	-	United States Dollar

(1)	Non-income producing.

See Notes to Financial Statements.

10

Statement of Assets and Liabilities

APRIL 30, 2020 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,745,653,288)	$1,834,537,925
Deposits with broker for futures contracts	1,356,000
Receivable for capital shares sold	1,374,782
Unrealized appreciation on forward foreign currency exchange contracts	62,333
Dividends and interest receivable	1,852,427
1,839,183,467

Liabilities
Payable for capital shares redeemed	7,964,736
Payable for variation margin on futures contracts	218,090
Unrealized depreciation on forward foreign currency exchange contracts	162,670
Accrued management fees	444,350
Distribution and service fees payable	18,397
8,808,243

Net Assets	$1,830,375,224

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,815,470,453
Distributable earnings	14,904,771
$1,830,375,224

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$523,474,696	17,774,713	$29.45
I Class, $0.01 Par Value	$150,177,115	5,086,815	$29.52
Y Class, $0.01 Par Value	$58,951,568	1,994,616	$29.56
A Class, $0.01 Par Value	$50,060,703	1,708,060	$29.31*
C Class, $0.01 Par Value	$9,044,857	317,527	$28.49
R Class, $0.01 Par Value	$4,990,565	171,504	$29.10
R5 Class, $0.01 Par Value	$1,287,501	43,585	$29.54
R6 Class, $0.01 Par Value	$3,443,842	116,411	$29.58
G Class, $0.01 Par Value	$1,028,944,377	34,732,418	$29.62
*Maximum offering price $31.10 (net asset value divided by 0.9425).

See Notes to Financial Statements.

11

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2020 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $43,429)	$15,756,151
Interest	180,091
Securities lending, net	5,272
15,941,514

Expenses:
Management fees	5,257,451
Distribution and service fees:
A Class	67,171
C Class	48,379
R Class	13,358
Directors' fees and expenses	26,340
Other expenses	11,925
5,424,624
Fees waived(1)	(2,659,693)
2,764,931

Net investment income (loss)	13,176,583

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(70,358,200)
Forward foreign currency exchange contract transactions	347,177
Futures contract transactions	(13,577,401)
Foreign currency translation transactions	(6,001)
(83,594,425)

Change in net unrealized appreciation (depreciation) on:
Investments	(737,672)
Forward foreign currency exchange contracts	(72,810)
Futures contracts	2,454,451
Translation of assets and liabilities in foreign currencies	(1,273)
1,642,696

Net realized and unrealized gain (loss)	(81,951,729)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(68,775,146)

(1)
Amount consists of $116,431, $30,501, $13,362, $13,434, $2,419, $1,336, $344, $568 and $2,481,298 for Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class, R6 Class and G Class, respectively.

See Notes to Financial Statements.

12

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2020 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2019
Increase (Decrease) in Net Assets	April 30, 2020	October 31, 2019
Operations
Net investment income (loss)	$13,176,583	$3,393,891
Net realized gain (loss)	(83,594,425)	14,582,318
Change in net unrealized appreciation (depreciation)	1,642,696	26,832,590
Net increase (decrease) in net assets resulting from operations	(68,775,146)	44,808,799

Distributions to Shareholders
From earnings:
Investor Class	(3,259,073)	(9,479,446)
I Class	(962,442)	(2,679,164)
Y Class	(510,247)	(1,208,845)
A Class	(364,241)	(3,252,169)
C Class	(67,854)	(629,682)
R Class	(31,560)	(210,019)
R5 Class	(11,626)	(93,131)
R6 Class	(18,679)	—
G Class	(14,189,132)	—
Decrease in net assets from distributions	(19,414,854)	(17,552,456)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	1,071,202,053	558,177,061

Net increase (decrease) in net assets	983,012,053	585,433,404

Net Assets
Beginning of period	847,363,171	261,929,767
End of period	$1,830,375,224	$847,363,171

See Notes to Financial Statements.

13

Notes to Financial Statements

APRIL 30, 2020 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Sustainable Equity Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth. Income is a secondary objective. The fund is not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard or the Bloomberg Industry Classification Standard for the tobacco industry.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class, R6 Class and G Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. Sale of the R6 Class and G Class commenced on April 1, 2019.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited

14

to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

15

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 76% of the shares of the fund. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets). During the period ended April 30, 2020, the investment advisor agreed to waive 0.05% of the fund’s management fee. The investment advisor expects this waiver to continue until February 28, 2021 and cannot terminate it prior to such date without the approval of the Board of Directors. The investment advisor agreed to waive the G Class’s management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.

16

The management fee schedule range and the effective annual management fee before and after waiver for each class for the period ended April 30, 2020 are as follows:

		Effective Annual Management Fee
	Management Fee Schedule Range	Before Waiver	After Waiver
Investor Class	0.800% to 0.840%	0.84%	0.79%
I Class	0.600% to 0.640%	0.64%	0.59%
Y Class	0.450% to 0.490%	0.49%	0.44%
A Class	0.800% to 0.840%	0.84%	0.79%
C Class	0.800% to 0.840%	0.84%	0.79%
R Class	0.800% to 0.840%	0.84%	0.79%
R5 Class	0.600% to 0.640%	0.64%	0.59%
R6 Class	0.450% to 0.490%	0.49%	0.44%
G Class	0.450% to 0.490%	0.49%	0.00%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended April 30, 2020 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases were $9,165,216 and there were no interfund sales.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended April 30, 2020 were $1,321,841,363 and $280,969,688, respectively.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2020		Year ended October 31, 2019(1)
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	230,000,000		230,000,000
Sold	15,194,014	$474,143,163	1,478,661	$42,448,717
Issued in reinvestment of distributions	100,919	3,228,400	373,564	9,230,761
Redeemed	(1,408,848)	(39,457,438)	(3,033,709)	(85,434,146)
	13,886,085	437,914,125	(1,181,484)	(33,754,668)
I Class/Shares Authorized	50,000,000		50,000,000
Sold	2,317,504	67,621,114	2,840,717	80,856,818
Issued in reinvestment of distributions	26,744	857,150	88,125	2,181,089
Redeemed	(741,643)	(20,979,415)	(795,266)	(22,113,079)
	1,602,605	47,498,849	2,133,576	60,924,828
Y Class/Shares Authorized	30,000,000		30,000,000
Sold	530,911	15,981,119	1,298,628	36,812,959
Issued in reinvestment of distributions	15,895	509,737	48,822	1,208,845
Redeemed	(222,475)	(6,728,328)	(188,570)	(5,485,398)
	324,331	9,762,528	1,158,880	32,536,406
A Class/Shares Authorized	50,000,000		50,000,000
Sold	172,248	5,140,077	279,004	7,723,840
Issued in reinvestment of distributions	10,059	320,586	113,811	2,808,849
Redeemed	(266,333)	(7,826,022)	(398,221)	(11,099,073)
	(84,026)	(2,365,359)	(5,406)	(566,384)
C Class/Shares Authorized	30,000,000		30,000,000
Sold	33,407	983,479	71,758	1,908,443
Issued in reinvestment of distributions	1,854	57,571	22,210	538,156
Redeemed	(61,078)	(1,799,627)	(160,965)	(4,368,416)
	(25,817)	(758,577)	(66,997)	(1,921,817)
R Class/Shares Authorized	30,000,000		30,000,000
Sold	86,709	2,706,919	65,244	1,825,976
Issued in reinvestment of distributions	997	31,560	8,544	210,019
Redeemed	(64,489)	(1,765,585)	(40,894)	(1,140,492)
	23,217	972,894	32,894	895,503
R5 Class/Shares Authorized	30,000,000		30,000,000
Sold	4,097	129,748	3,133	89,963
Issued in reinvestment of distributions	350	11,238	3,761	93,131
Redeemed	(3,922)	(98,738)	(11,350)	(311,587)
	525	42,248	(4,456)	(128,493)
R6 Class/Shares Authorized	50,000,000		50,000,000
Sold	85,460	2,577,656	154,326	4,599,937
Issued in reinvestment of distributions	582	18,679	—	—
Redeemed	(99,822)	(3,158,459)	(24,135)	(733,659)
	(13,780)	(562,124)	130,191	3,866,278
G Class/Shares Authorized	525,000,000		525,000,000
Sold	24,167,184	754,907,459	16,265,238	496,972,039
Issued in reinvestment of distributions	442,167	14,189,132	—	—
Redeemed	(6,120,290)	(190,399,122)	(21,881)	(646,631)
	18,489,061	578,697,469	16,243,357	496,325,408
Net increase (decrease)	34,202,201	$1,071,202,053	18,440,555	$558,177,061

(1)	April 1, 2019 (commencement of sale) through October 31, 2019 for the R6 Class and G Class.

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6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$1,788,037,931	$24,758,430	—
Temporary Cash Investments	10,967	21,730,597	—
	$1,788,048,898	$46,489,027	—
Other Financial Instruments
Futures Contracts	$2,454,451	—	—
Forward Foreign Currency Exchange Contracts	—	$62,333	—
	$2,454,451	$62,333	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$162,670	—

7. Derivative Instruments

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to equity price risk derivative instruments held during the period was $3,717 futures contracts purchased.

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated

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and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $15,964,852.

Value of Derivative Instruments as of April 30, 2020

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Equity Price Risk	Receivable for variation margin on futures contracts*	—	Payable for variation margin on futures contracts*	$218,090
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	$62,333	Unrealized depreciation on forward foreign currency exchange contracts	162,670
		$62,333		$380,760

* Included in the unrealized appreciation (depreciation) on futures contracts, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2020

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Equity Price Risk	Net realized gain (loss) on futures contract transactions	$(13,577,401)	Change in net unrealized appreciation (depreciation) on futures contracts	$2,454,451
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	347,177	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(72,810)
		$(13,230,224)		$2,381,641

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

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9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,762,511,551
Gross tax appreciation of investments	$162,184,748
Gross tax depreciation of investments	(90,158,374)
Net tax appreciation (depreciation) of investments	$72,026,374

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

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Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2020(3)	$30.40	0.16	(0.91)	(0.75)	—	(0.20)	(0.20)	$29.45	(2.51)%	0.80%(4)	0.85%(4)	1.05%(4)	1.00%(4)	17%	$523,475
2019	$28.19	0.33	3.77	4.10	(0.22)	(1.67)	(1.89)	$30.40	16.10%	0.80%	0.84%	1.14%	1.10%	33%	$118,225
2018	$27.22	0.26	1.52	1.78	(0.20)	(0.61)	(0.81)	$28.19	6.60%	0.95%	0.95%	0.91%	0.91%	41%	$142,923
2017	$21.75	0.23	5.51	5.74	(0.27)	—	(0.27)	$27.22	26.61%	1.00%	1.00%	0.95%	0.95%	18%	$135,315
2016	$21.77	0.25	(0.04)	0.21	(0.23)	—	(0.23)	$21.75	0.99%	0.99%	0.99%	1.18%	1.18%	71%	$87,865
2015	$21.31	0.26	0.46	0.72	(0.26)	—	(0.26)	$21.77	3.51%	0.99%	0.99%	1.23%	1.23%	33%	$95,072
I Class
2020(3)	$30.50	0.19	(0.91)	(0.72)	(0.06)	(0.20)	(0.26)	$29.52	(2.43)%	0.60%(4)	0.65%(4)	1.25%(4)	1.20%(4)	17%	$150,177
2019	$28.27	0.37	3.81	4.18	(0.28)	(1.67)	(1.95)	$30.50	16.37%	0.60%	0.64%	1.34%	1.30%	33%	$106,268
2018	$27.30	0.33	1.51	1.84	(0.26)	(0.61)	(0.87)	$28.27	6.80%	0.75%	0.75%	1.11%	1.11%	41%	$38,188
2017	$21.81	0.27	5.53	5.80	(0.31)	—	(0.31)	$27.30	26.88%	0.80%	0.80%	1.15%	1.15%	18%	$19,776
2016	$21.84	0.29	(0.05)	0.24	(0.27)	—	(0.27)	$21.81	1.19%	0.79%	0.79%	1.38%	1.38%	71%	$5,637
2015	$21.37	0.31	0.47	0.78	(0.31)	—	(0.31)	$21.84	3.66%	0.79%	0.79%	1.43%	1.43%	33%	$14,077

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Y Class
2020(3)	$30.56	0.22	(0.92)	(0.70)	(0.10)	(0.20)	(0.30)	$29.56	(2.34)%	0.45%(4)	0.50%(4)	1.40%(4)	1.35%(4)	17%	$58,952
2019	$28.32	0.41	3.82	4.23	(0.32)	(1.67)	(1.99)	$30.56	16.56%	0.45%	0.49%	1.49%	1.45%	33%	$51,037
2018	$27.33	0.36	1.52	1.88	(0.28)	(0.61)	(0.89)	$28.32	6.93%	0.60%	0.60%	1.26%	1.26%	41%	$14,485
2017(5)	$23.89	0.16	3.28	3.44	—	—	—	$27.33	14.40%	0.65%(4)	0.65%(4)	1.10%(4)	1.10%(4)	18%(6)	$383
A Class
2020(3)	$30.29	0.13	(0.91)	(0.78)	—	(0.20)	(0.20)	$29.31	(2.62)%	1.05%(4)	1.10%(4)	0.80%(4)	0.75%(4)	17%	$50,061
2019	$28.09	0.25	3.78	4.03	(0.16)	(1.67)	(1.83)	$30.29	15.81%	1.05%	1.09%	0.89%	0.85%	33%	$54,290
2018	$27.13	0.19	1.51	1.70	(0.13)	(0.61)	(0.74)	$28.09	6.31%	1.20%	1.20%	0.66%	0.66%	41%	$50,489
2017	$21.67	0.17	5.50	5.67	(0.21)	—	(0.21)	$27.13	26.34%	1.25%	1.25%	0.70%	0.70%	18%	$51,396
2016	$21.69	0.20	(0.05)	0.15	(0.17)	—	(0.17)	$21.67	0.74%	1.24%	1.24%	0.93%	0.93%	71%	$97,012
2015	$21.23	0.21	0.46	0.67	(0.21)	—	(0.21)	$21.69	3.21%	1.24%	1.24%	0.98%	0.98%	33%	$122,492

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2020(3)	$29.56	0.01	(0.88)	(0.87)	—	(0.20)	(0.20)	$28.49	(2.99)%	1.80%(4)	1.85%(4)	0.05%(4)	0.00%(4)(7)	17%	$9,045
2019	$27.48	0.04	3.71	3.75	—	(1.67)	(1.67)	$29.56	14.98%	1.80%	1.84%	0.14%	0.10%	33%	$10,149
2018	$26.63	(0.03)	1.49	1.46	—	(0.61)	(0.61)	$27.48	5.51%	1.95%	1.95%	(0.09)%	(0.09)%	41%	$11,277
2017	$21.27	(0.01)	5.41	5.40	(0.04)	—	(0.04)	$26.63	25.40%	2.00%	2.00%	(0.05)%	(0.05)%	18%	$17,904
2016	$21.29	0.04	(0.04)	—(8)	(0.02)	—	(0.02)	$21.27	(0.02)%	1.99%	1.99%	0.18%	0.18%	71%	$18,640
2015	$20.84	0.05	0.45	0.50	(0.05)	—	(0.05)	$21.29	2.42%	1.99%	1.99%	0.23%	0.23%	33%	$21,036
R Class
2020(3)	$30.12	0.09	(0.91)	(0.82)	—	(0.20)	(0.20)	$29.10	(2.77)%	1.30%(4)	1.35%(4)	0.55%(4)	0.50%(4)	17%	$4,991
2019	$27.93	0.18	3.77	3.95	(0.09)	(1.67)	(1.76)	$30.12	15.56%	1.30%	1.34%	0.64%	0.60%	33%	$4,466
2018	$26.98	0.11	1.51	1.62	(0.06)	(0.61)	(0.67)	$27.93	6.04%	1.45%	1.45%	0.41%	0.41%	41%	$3,223
2017	$21.55	0.11	5.47	5.58	(0.15)	—	(0.15)	$26.98	26.03%	1.50%	1.50%	0.45%	0.45%	18%	$3,910
2016	$21.58	0.14	(0.05)	0.09	(0.12)	—	(0.12)	$21.55	0.44%	1.49%	1.49%	0.68%	0.68%	71%	$4,090
2015	$21.11	0.16	0.47	0.63	(0.16)	—	(0.16)	$21.58	3.01%	1.49%	1.49%	0.73%	0.73%	33%	$5,680

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R5 Class
2020(3)	$30.52	0.20	(0.92)	(0.72)	(0.06)	(0.20)	(0.26)	$29.54	(2.43)%	0.60%(4)	0.65%(4)	1.25%(4)	1.20%(4)	17%	$1,288
2019	$28.29	0.38	3.80	4.18	(0.28)	(1.67)	(1.95)	$30.52	16.36%	0.60%	0.64%	1.34%	1.30%	33%	$1,314
2018	$27.30	0.32	1.52	1.84	(0.24)	(0.61)	(0.85)	$28.29	6.82%	0.75%	0.75%	1.11%	1.11%	41%	$1,344
2017(5)	$23.89	0.15	3.26	3.41	—	—	—	$27.30	14.27%	0.80%(4)	0.80%(4)	1.07%(4)	1.07%(4)	18%(6)	$6
R6 Class
2020(3)	$30.56	0.22	(0.92)	(0.70)	(0.08)	(0.20)	(0.28)	$29.58	(2.36)%	0.45%(4)	0.50%(4)	1.40%(4)	1.35%(4)	17%	$3,444
2019(9)	$28.05	0.21	2.30	2.51	—	—	—	$30.56	8.95%	0.44%(4)	0.49%(4)	1.18%(4)	1.13%(4)	33%(10)	$3,979
G Class
2020(3)	$30.64	0.28	(0.91)	(0.63)	(0.19)	(0.20)	(0.39)	$29.62	(2.16)%	0.01%(4)	0.50%(4)	1.84%(4)	1.35%(4)	17%	$1,028,944
2019(9)	$28.05	0.37	2.22	2.59	—	—	—	$30.64	9.23%	0.00%(4)(7)	0.49%(4)	2.04%(4)	1.55%(4)	33%(10)	$497,635

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended April 30, 2020 (unaudited).

(4)	Annualized.

(5)	April 10, 2017 (commencement of sale) through October 31, 2017.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2017.

(7)	Ratio was less than 0.005%.

(8)	Per-share amount was less than $0.005.

(9)	April 1, 2019 (commencement of sale) through October 31, 2019.

(10)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2019.

See Notes to Financial Statements.

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Directors (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by those members of the ACIM’s Investment Oversight Committee who are members of the ACIM’s Investment Management and Global Analytics departments.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of the Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period December 1, 2018 through December 31, 2019. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

27

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

28

Notes

29

Notes

30

Notes

31

Notes

32

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2020 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92359 2006

Semiannual Report

April 30, 2020

Ultra® Fund
Investor Class (TWCUX)
I Class (TWUIX)
Y Class (AULYX)
A Class (TWUAX)
C Class (TWCCX)
R Class (AULRX)
R5 Class (AULGX)
R6 Class (AULDX)
G Class (AULNX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request to your appropriate contacts as listed on the back cover of this report.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request to your appropriate contacts as listed on the back cover of this report. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter
Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended April 30, 2020. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancentury.com.

Pandemic Led to Severe Economic, Market Disruptions

Early in the reporting period, market sentiment was generally upbeat. Dovish central banks, modest inflation, improving economic and corporate earnings data, and U.S.-China trade-policy progress helped boost global growth outlooks. Key U.S. stock benchmarks rose to record highs in mid-February. But that optimistic tone quickly collapsed. The COVID-19 outbreak originating in China rapidly spread worldwide, triggering health care crises, stay-at-home orders, shutdowns and recession fears. Stocks, corporate bonds and other riskier assets sold off sharply, while U.S. Treasuries rallied in a global flight to quality. Central banks and federal governments stepped in quickly and aggressively to stabilize global financial systems and provide financial relief.

Despite record U.S. unemployment and a first-quarter contraction in U.S. gross domestic product, market performance reversed again in April. Supported by significant fiscal and monetary stimulus and improving virus data, nearly every asset class delivered robust one-month gains. For U.S. large-cap growth stocks, the April rally generally led to solid gains for the six-month reporting period. Other stock and risk-asset indices also rallied in April but not enough to reverse earlier losses. Meanwhile, most U.S. and global bond indices delivered gains for the six-month period.

Promoting Health and Safety Remains Our Focus

With global COVID-19 infection rates slowing, segments of the economy are starting to reopen. But the return to normal, pre-pandemic life will take time and patience. We are monitoring the situation closely, and we continue to follow social distancing, work-from-home and other mandates from all relevant authorities. Additionally, our Business Continuity Plan ensures that we maintain regular business operations and the delivery of outstanding service.

We appreciate your confidence in us during these extraordinary times. We have a long history of helping clients weather volatile markets, and we’re confident we will meet these current challenges. In the meantime, the health and safety of you, your family and our employees remain paramount.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

APRIL 30, 2020
Top Ten Holdings	% of net assets
Apple, Inc.	10.1%
Amazon.com, Inc.	8.4%
Alphabet, Inc.*	6.7%
Microsoft Corp.	6.3%
Mastercard, Inc., Class A	5.1%
Visa, Inc., Class A	5.0%
Facebook, Inc., Class A	4.4%
UnitedHealth Group, Inc.	3.9%
salesforce.com, Inc.	3.2%
PayPal Holdings, Inc.	2.4%
*Includes all classes of the issuer held by the fund.

Top Five Industries	% of net assets
IT Services	14.8%
Software	12.6%
Interactive Media and Services	11.9%
Technology Hardware, Storage and Peripherals	10.1%
Internet and Direct Marketing Retail	8.4%

Types of Investments in Portfolio	% of net assets
Common Stocks	99.8%
Temporary Cash Investments	0.2%
Other Assets and Liabilities	—*
*Category is less than 0.05% of total net assets.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from November 1, 2019 to April 30, 2020.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), American Century Investments may charge you a $25.00 annual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $25.00 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee. If you are subject to the account maintenance fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 11/1/19	Ending Account Value 4/30/20	Expenses Paid During Period(1) 11/1/19 - 4/30/20	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,090.40	$5.04	0.97%
I Class	$1,000	$1,091.40	$4.00	0.77%
Y Class	$1,000	$1,092.30	$3.23	0.62%
A Class	$1,000	$1,089.20	$6.34	1.22%
C Class	$1,000	$1,084.90	$10.21	1.97%
R Class	$1,000	$1,087.70	$7.63	1.47%
R5 Class	$1,000	$1,091.60	$4.00	0.77%
R6 Class	$1,000	$1,092.40	$3.23	0.62%
G Class	$1,000	$1,095.60	$0.00	0.00%(2)
Hypothetical
Investor Class	$1,000	$1,020.04	$4.87	0.97%
I Class	$1,000	$1,021.03	$3.87	0.77%
Y Class	$1,000	$1,021.78	$3.12	0.62%
A Class	$1,000	$1,018.80	$6.12	1.22%
C Class	$1,000	$1,015.07	$9.87	1.97%
R Class	$1,000	$1,017.55	$7.37	1.47%
R5 Class	$1,000	$1,021.03	$3.87	0.77%
R6 Class	$1,000	$1,021.78	$3.12	0.62%
G Class	$1,000	$1,024.86	$0.00	0.00%(2)

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

(2)	Other expenses, which include directors' fees and expenses, did not exceed 0.005%.

5

Schedule of Investments

APRIL 30, 2020 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.8%
Automobiles — 2.3%
Tesla, Inc.(1)	373,073	$291,698,317
Banks — 1.1%
JPMorgan Chase & Co.	1,032,435	98,865,976
U.S. Bancorp	1,304,000	47,596,000
		146,461,976
Beverages — 1.2%
Constellation Brands, Inc., Class A	936,673	154,260,676
Biotechnology — 3.4%
Biogen, Inc.(1)	424,944	126,136,127
Ionis Pharmaceuticals, Inc.(1)	731,088	40,597,317
Regeneron Pharmaceuticals, Inc.(1)	522,701	274,878,002
		441,611,446
Capital Markets — 1.3%
MSCI, Inc.	491,778	160,811,406
Chemicals — 0.9%
Ecolab, Inc.	570,582	110,407,617
Commercial Services and Supplies — 0.3%
Copart, Inc.(1)	508,736	40,754,841
Electrical Equipment — 0.8%
Acuity Brands, Inc.	634,000	54,898,060
Rockwell Automation, Inc.	275,000	52,107,000
		107,005,060
Electronic Equipment, Instruments and Components — 0.7%
Cognex Corp.	829,938	45,845,775
Keyence Corp.	127,900	45,949,893
		91,795,668
Entertainment — 2.9%
Netflix, Inc.(1)	536,667	225,319,640
Roku, Inc.(1)	284,000	34,429,320
Walt Disney Co. (The)	1,035,000	111,935,250
		371,684,210
Food and Staples Retailing — 1.9%
Costco Wholesale Corp.	802,820	243,254,460
Health Care Equipment and Supplies — 5.2%
ABIOMED, Inc.(1)	103,743	19,840,849
DexCom, Inc.(1)	154,616	51,827,283
Edwards Lifesciences Corp.(1)	746,146	162,286,755
IDEXX Laboratories, Inc.(1)	326,000	90,497,600
Intuitive Surgical, Inc.(1)	608,810	311,028,853
Tandem Diabetes Care, Inc.(1)	380,056	30,320,868
		665,802,208

6

	Shares	Value
Health Care Providers and Services — 3.9%
UnitedHealth Group, Inc.	1,728,000	$505,388,160
Hotels, Restaurants and Leisure — 3.5%
Chipotle Mexican Grill, Inc.(1)	242,398	212,958,763
Starbucks Corp.	2,380,085	182,623,922
Wingstop, Inc.	516,716	60,595,285
		456,177,970
Household Products — 0.9%
Colgate-Palmolive Co.	1,579,000	110,956,330
Interactive Media and Services — 11.9%
Alphabet, Inc., Class A(1)	288,955	389,135,699
Alphabet, Inc., Class C(1)	351,787	474,441,055
Facebook, Inc., Class A(1)	2,746,176	562,169,689
Tencent Holdings Ltd.	1,877,000	99,580,676
		1,525,327,119
Internet and Direct Marketing Retail — 8.4%
Amazon.com, Inc.(1)	436,294	1,079,391,356
IT Services — 14.8%
Adyen NV(1)	39,901	39,250,788
Mastercard, Inc., Class A	2,392,700	657,920,719
PayPal Holdings, Inc.(1)	2,528,716	311,032,068
Shopify, Inc., Class A(1)	220,453	139,390,227
Square, Inc., Class A(1)	1,742,670	113,517,524
Visa, Inc., Class A	3,592,544	642,059,464
		1,903,170,790
Machinery — 1.7%
Donaldson Co., Inc.	704,557	30,880,733
Nordson Corp.	322,200	51,845,202
Westinghouse Air Brake Technologies Corp.	1,365,607	77,047,547
Yaskawa Electric Corp.	1,951,800	64,163,358
		223,936,840
Oil, Gas and Consumable Fuels — 0.3%
EOG Resources, Inc.	847,000	40,240,970
Personal Products — 1.5%
Estee Lauder Cos., Inc. (The), Class A	1,106,251	195,142,676
Road and Rail — 1.0%
J.B. Hunt Transport Services, Inc.	1,273,835	128,810,195
Semiconductors and Semiconductor Equipment — 2.3%
Analog Devices, Inc.	1,108,246	121,463,762
Applied Materials, Inc.	1,566,108	77,804,246
Xilinx, Inc.	1,090,291	95,291,433
		294,559,441
Software — 12.6%
DocuSign, Inc.(1)	1,875,000	196,406,250
Fair Isaac Corp.(1)	117,000	41,293,980
Microsoft Corp.	4,520,765	810,166,295
Paycom Software, Inc.(1)	312,000	81,438,240

7

	Shares	Value
salesforce.com, Inc.(1)	2,508,766	$406,294,654
Splunk, Inc.(1)	373,000	52,354,280
Zoom Video Communications, Inc., Class A(1)	284,000	38,388,280
		1,626,341,979
Specialty Retail — 2.9%
Ross Stores, Inc.	1,430,729	130,711,402
TJX Cos., Inc. (The)	4,939,724	242,293,462
		373,004,864
Technology Hardware, Storage and Peripherals — 10.1%
Apple, Inc.	4,417,123	1,297,750,737
Textiles, Apparel and Luxury Goods — 2.0%
lululemon athletica, Inc.(1)	208,482	46,591,557
NIKE, Inc., Class B	2,371,108	206,713,196
		253,304,753
TOTAL COMMON STOCKS (Cost $4,481,972,035)		12,839,052,065
TEMPORARY CASH INVESTMENTS — 0.2%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.375% - 3.125%, 4/30/26 - 11/15/28, valued at $11,300,962), in a joint trading account at 0.01%, dated 4/30/20, due 5/1/20 (Delivery value $11,071,625)		11,071,622
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.25%, 7/15/29, valued at $21,005,932), at 0.02%, dated 4/30/20, due 5/1/20 (Delivery value $20,593,011)		20,593,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	77,710	77,710
TOTAL TEMPORARY CASH INVESTMENTS (Cost $31,742,332)		31,742,332
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $4,513,714,367)		12,870,794,397
OTHER ASSETS AND LIABILITIES†		(1,156,307)
TOTAL NET ASSETS — 100.0%		$12,869,638,090

8

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	967,200	USD	1,038,849	Credit Suisse AG	6/30/20	$22,262
EUR	715,824	USD	774,414	Credit Suisse AG	6/30/20	10,914
EUR	928,496	USD	1,010,148	Credit Suisse AG	6/30/20	8,501
EUR	1,260,473	USD	1,365,025	Credit Suisse AG	6/30/20	17,835
USD	20,348,415	EUR	18,714,800	Credit Suisse AG	6/30/20	(183,523)
USD	679,436	EUR	634,400	Credit Suisse AG	6/30/20	(16,562)
USD	762,004	EUR	706,638	Credit Suisse AG	6/30/20	(13,247)
USD	780,699	EUR	705,450	Credit Suisse AG	6/30/20	6,753
USD	1,152,601	EUR	1,037,426	Credit Suisse AG	6/30/20	14,445
USD	1,167,828	EUR	1,068,549	Credit Suisse AG	6/30/20	(4,473)
USD	779,164	EUR	715,824	Credit Suisse AG	6/30/20	(6,164)
USD	912,481	EUR	840,315	Credit Suisse AG	6/30/20	(9,425)
USD	2,040,450	EUR	1,882,928	Credit Suisse AG	6/30/20	(25,303)
JPY	212,059,540	USD	1,985,258	Bank of America N.A.	6/30/20	(7,585)
USD	27,988,268	JPY	3,021,053,700	Bank of America N.A.	6/30/20	(186,162)
USD	3,479,315	JPY	385,368,970	Bank of America N.A.	6/30/20	(114,646)
USD	2,202,303	JPY	240,832,830	Bank of America N.A.	6/30/20	(43,711)
USD	2,394,744	JPY	256,786,950	Bank of America N.A.	6/30/20	(58)
USD	1,955,642	JPY	212,432,990	Morgan Stanley	6/30/20	(25,514)
						$(555,663)

NOTES TO SCHEDULE OF INVESTMENTS
EUR	-	Euro
JPY	-	Japanese Yen
USD	-	United States Dollar

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

See Notes to Financial Statements.

9

Statement of Assets and Liabilities

APRIL 30, 2020 (UNAUDITED)
Assets
Investment securities, at value (cost of $4,513,714,367)	$12,870,794,397
Receivable for investments sold	6,485,186
Receivable for capital shares sold	3,562,269
Unrealized appreciation on forward foreign currency exchange contracts	80,710
Dividends and interest receivable	2,832,625
12,883,755,187

Liabilities
Payable for capital shares redeemed	4,203,495
Unrealized depreciation on forward foreign currency exchange contracts	636,373
Accrued management fees	9,232,763
Distribution and service fees payable	44,466
14,117,097

Net Assets	$12,869,638,090

Net Assets Consist of:
Capital (par value and paid-in surplus)	$4,301,426,836
Distributable earnings	8,568,211,254
$12,869,638,090

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class, $0.01 Par Value	$11,896,218,637	226,432,516	$52.54
I Class, $0.01 Par Value	$402,696,874	7,354,838	$54.75
Y Class, $0.01 Par Value	$1,361,611	24,766	$54.98
A Class, $0.01 Par Value	$125,519,835	2,521,697	$49.78*
C Class, $0.01 Par Value	$18,157,341	445,545	$40.75
R Class, $0.01 Par Value	$18,949,230	393,918	$48.10
R5 Class, $0.01 Par Value	$135,179	2,467	$54.79
R6 Class, $0.01 Par Value	$406,593,756	7,403,552	$54.92
G Class, $0.01 Par Value	$5,627	102	$55.17
*Maximum offering price $52.82 (net asset value divided by 0.9425).

See Notes to Financial Statements.

10

Statement of Operations

FOR THE SIX MONTHS ENDED APRIL 30, 2020 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $58,171)	$46,574,044
Interest	281,894
46,855,938

Expenses:
Management fees	59,820,505
Distribution and service fees:
A Class	149,780
C Class	87,281
R Class	46,271
Directors' fees and expenses	199,952
Other expenses	455
60,304,244
Fees waived - G Class	(17)
60,304,227

Net investment income (loss)	(13,448,289)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (Note 4)	255,089,399
Forward foreign currency exchange contract transactions	1,409,605
Foreign currency translation transactions	(7,639)
256,491,365

Change in net unrealized appreciation (depreciation) on:
Investments	828,731,636
Forward foreign currency exchange contracts	(595,415)
Translation of assets and liabilities in foreign currencies	16,561
828,152,782

Net realized and unrealized gain (loss)	1,084,644,147

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,071,195,858

See Notes to Financial Statements.

11

Statement of Changes in Net Assets

SIX MONTHS ENDED APRIL 30, 2020 (UNAUDITED) AND YEAR ENDED OCTOBER 31, 2019
Increase (Decrease) in Net Assets	April 30, 2020	October 31, 2019
Operations
Net investment income (loss)	$(13,448,289)	$(14,151,682)
Net realized gain (loss)	256,491,365	652,663,454
Change in net unrealized appreciation (depreciation)	828,152,782	899,393,859
Net increase (decrease) in net assets resulting from operations	1,071,195,858	1,537,905,631

Distributions to Shareholders
From earnings:
Investor Class	(497,939,830)	(730,083,401)
I Class	(15,792,365)	(28,348,100)
Y Class	(53,531)	(76,346)
A Class	(5,351,781)	(7,623,683)
C Class	(935,790)	(947,855)
R Class	(850,029)	(1,360,937)
R5 Class	(4,210)	(448)
R6 Class	(16,454,953)	(25,190,411)
G Class	(217)	—
Decrease in net assets from distributions	(537,382,706)	(793,631,181)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	48,762,151	116,179,202

Net increase (decrease) in net assets	582,575,303	860,453,652

Net Assets
Beginning of period	12,287,062,787	11,426,609,135
End of period	$12,869,638,090	$12,287,062,787

See Notes to Financial Statements.

12

Notes to Financial Statements

APRIL 30, 2020 (UNAUDITED)

1. Organization

American Century Mutual Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Ultra Fund (the fund) is one fund in a series issued by the corporation. The fund's investment objective is to seek long-term capital growth.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class, R5 Class, R6 Class and G Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. Sale of the G Class commenced on August 1, 2019.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

13

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

14

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The rate of the fee is determined by applying a fee rate calculation formula. This formula takes into account the fund’s assets as well as certain assets, if any, of other clients of the investment advisor outside the American Century Investments family of funds (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets). The investment advisor agreed to waive the G Class's management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Directors.

15

The management fee schedule range and the effective annual management fee for each class for the period ended April 30, 2020 are as follows:

	Management Fee Schedule Range	Effective Annual Management Fee
Investor Class	0.800% to 0.990%	0.97%
I Class	0.600% to 0.790%	0.77%
Y Class	0.450% to 0.640%	0.62%
A Class	0.800% to 0.990%	0.97%
C Class	0.800% to 0.990%	0.97%
R Class	0.800% to 0.990%	0.97%
R5 Class	0.600% to 0.790%	0.77%
R6 Class	0.450% to 0.640%	0.62%
G Class	0.450% to 0.640%	0.00%(1)

(1)	Effective annual management fee before waiver was 0.62%.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended April 30, 2020 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $6,986,160 and $5,529,333, respectively. The effect of interfund transactions on the Statement of Operations was $(370,185) in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments and in kind transactions, for the period ended April 30, 2020 were $683,050,793 and $1,058,784,129, respectively.

For the period ended April 30, 2020, the fund incurred net realized gains of $13,227,780 from redemptions in kind. A redemption in kind occurs when a fund delivers securities from its portfolio in lieu of cash as payment to a redeeming shareholder.

16

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended April 30, 2020		Year ended October 31, 2019(1)
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	3,000,000,000		3,000,000,000
Sold	5,403,951	$270,373,714	7,271,579	$338,362,927
Issued in reinvestment of distributions	9,306,298	478,901,974	17,133,838	704,543,764
Redeemed	(13,251,933)	(660,432,609)	(19,883,790)	(933,688,053)
	1,458,316	88,843,079	4,521,627	109,218,638
I Class/Shares Authorized	120,000,000		120,000,000
Sold	1,420,324	73,647,214	3,624,881	178,398,381
Issued in reinvestment of distributions	257,034	13,774,479	611,707	26,101,541
Redeemed	(1,309,375)	(66,133,482)	(5,408,439)	(271,836,094)
	367,983	21,288,211	(1,171,851)	(67,336,172)
Y Class/Shares Authorized	30,000,000		30,000,000
Sold	1,012	60,750	5,158	249,374
Issued in reinvestment of distributions	534	28,722	918	39,247
Redeemed	(798)	(42,234)	(1,132)	(51,484)
	748	47,238	4,944	237,137
A Class/Shares Authorized	60,000,000		60,000,000
Sold	429,450	20,443,997	639,406	28,146,102
Issued in reinvestment of distributions	103,252	5,038,693	182,881	7,165,291
Redeemed	(451,457)	(21,320,739)	(632,688)	(28,166,501)
	81,245	4,161,951	189,599	7,144,892
C Class/Shares Authorized	30,000,000		30,000,000
Sold	69,069	2,650,455	211,178	7,569,450
Issued in reinvestment of distributions	20,036	802,646	26,806	877,102
Redeemed	(64,152)	(2,413,304)	(93,382)	(3,442,472)
	24,953	1,039,797	144,602	5,004,080
R Class/Shares Authorized	30,000,000		30,000,000
Sold	81,045	3,812,590	197,063	8,482,452
Issued in reinvestment of distributions	17,503	826,153	34,308	1,305,420
Redeemed	(76,889)	(3,473,948)	(199,457)	(8,334,487)
	21,659	1,164,795	31,914	1,453,385
R5 Class/Shares Authorized	30,000,000		30,000,000
Sold	638	34,693	2,002	94,159
Issued in reinvestment of distributions	45	2,404	10	448
Redeemed	(23)	(1,227)	(339)	(16,599)
	660	35,870	1,673	78,008
R6 Class/Shares Authorized	110,000,000		110,000,000
Sold	1,488,943	81,135,000	2,436,356	117,344,335
Issued in reinvestment of distributions	304,162	16,339,604	587,616	25,097,065
Redeemed	(3,205,924)	(165,293,611)	(1,676,518)	(82,067,166)
	(1,412,819)	(67,819,007)	1,347,454	60,374,234
G Class/Shares Authorized	80,000,000		80,000,000
Sold	—	—	98	5,000
Issued in reinvestment of distributions	4	217	—	—
	4	217	98	5,000
Net increase (decrease)	542,749	$48,762,151	5,070,060	$116,179,202

(1)	August 1, 2019 (commencement of sale) through October 31, 2019 for the G Class.

17

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$12,590,107,350	$248,944,715	—
Temporary Cash Investments	77,710	31,664,622	—
	$12,590,185,060	$280,609,337	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$80,710	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$636,373	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon the termination of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $52,203,159.

18

The value of foreign currency risk derivative instruments as of April 30, 2020, is disclosed on the Statement of Assets and Liabilities as an asset of $80,710 in unrealized appreciation on forward foreign currency exchange contracts and a liability of $636,373 in unrealized depreciation on forward foreign currency exchange contracts. For the six months ended April 30, 2020, the effect of foreign currency risk derivative instruments on the Statement of Operations was $1,409,605 in net realized gain (loss) on forward foreign currency exchange contract transactions and $(595,415) in change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$4,527,580,648
Gross tax appreciation of investments	$8,408,636,663
Gross tax depreciation of investments	(65,422,914)
Net tax appreciation (depreciation) of investments	$8,343,213,749

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2019, the fund had late-year ordinary loss deferrals of $(14,548,155), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

19

Financial Highlights

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2020(3)	$50.27	(0.06)	4.56	4.50	—	(2.23)	(2.23)	$52.54	9.04%	0.97%(4)	(0.23)%(4)	5%	$11,896,219
2019	$47.74	(0.06)	5.92	5.86	—	(3.33)	(3.33)	$50.27	13.83%	0.97%	(0.13)%	13%	$11,308,500
2018	$44.59	(0.06)	5.82	5.76	(0.07)	(2.54)	(2.61)	$47.74	13.44%	0.97%	(0.12)%	17%	$10,524,969
2017	$35.83	0.07	10.39	10.46	(0.10)	(1.60)	(1.70)	$44.59	30.42%	0.98%	0.17%	16%	$9,593,102
2016	$37.81	0.06	(0.14)	(0.08)	(0.08)	(1.82)	(1.90)	$35.83	(0.06)%	0.98%	0.19%	18%	$7,790,085
2015	$37.20	0.08	3.18	3.26	(0.12)	(2.53)	(2.65)	$37.81	9.72%	0.98%	0.22%	16%	$8,273,589
I Class
2020(3)	$52.25	(0.01)	4.74	4.73	—	(2.23)	(2.23)	$54.75	9.14%	0.77%(4)	(0.03)%(4)	5%	$402,697
2019	$49.39	0.03	6.16	6.19	—	(3.33)	(3.33)	$52.25	14.05%	0.77%	0.07%	13%	$365,036
2018	$46.04	0.03	6.02	6.05	(0.16)	(2.54)	(2.70)	$49.39	13.68%	0.77%	0.08%	17%	$402,938
2017	$36.95	0.14	10.73	10.87	(0.18)	(1.60)	(1.78)	$46.04	30.66%	0.78%	0.37%	16%	$322,059
2016	$38.93	0.14	(0.14)	—	(0.16)	(1.82)	(1.98)	$36.95	0.14%	0.78%	0.39%	18%	$198,930
2015	$38.22	0.16	3.27	3.43	(0.19)	(2.53)	(2.72)	$38.93	9.96%	0.78%	0.42%	16%	$205,574

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Y Class
2020(3)	$52.42	0.03	4.76	4.79	—	(2.23)	(2.23)	$54.98	9.23%	0.62%(4)	0.12%(4)	5%	$1,362
2019	$49.47	0.10	6.18	6.28	—	(3.33)	(3.33)	$52.42	14.22%	0.62%	0.22%	13%	$1,259
2018	$46.07	0.11	6.02	6.13	(0.19)	(2.54)	(2.73)	$49.47	13.85%	0.62%	0.23%	17%	$944
2017(5)	$39.40	0.10	6.57	6.67	—	—	—	$46.07	16.93%	0.63%(4)	0.43%(4)	16%(6)	$6
A Class
2020(3)	$47.79	(0.12)	4.34	4.22	—	(2.23)	(2.23)	$49.78	8.92%	1.22%(4)	(0.48)%(4)	5%	$125,520
2019	$45.67	(0.17)	5.62	5.45	—	(3.33)	(3.33)	$47.79	13.54%	1.22%	(0.38)%	13%	$116,630
2018	$42.80	(0.17)	5.58	5.41	—	(2.54)	(2.54)	$45.67	13.15%	1.22%	(0.37)%	17%	$102,806
2017	$34.45	(0.04)	10.00	9.96	(0.01)	(1.60)	(1.61)	$42.80	30.10%	1.23%	(0.08)%	16%	$83,130
2016	$36.43	(0.02)	(0.14)	(0.16)	—	(1.82)	(1.82)	$34.45	(0.31)%	1.23%	(0.06)%	18%	$58,829
2015	$35.94	(0.01)	3.06	3.05	(0.03)	(2.53)	(2.56)	$36.43	9.46%	1.23%	(0.03)%	16%	$72,004
C Class
2020(3)	$39.65	(0.24)	3.57	3.33	—	(2.23)	(2.23)	$40.75	8.49%	1.97%(4)	(1.23)%(4)	5%	$18,157
2019	$38.77	(0.43)	4.64	4.21	—	(3.33)	(3.33)	$39.65	12.69%	1.97%	(1.13)%	13%	$16,676
2018	$36.96	(0.45)	4.80	4.35	—	(2.54)	(2.54)	$38.77	12.32%	1.97%	(1.12)%	17%	$10,700
2017	$30.17	(0.28)	8.67	8.39	—	(1.60)	(1.60)	$36.96	29.12%	1.98%	(0.83)%	16%	$5,359
2016	$32.36	(0.25)	(0.12)	(0.37)	—	(1.82)	(1.82)	$30.17	(1.03)%	1.98%	(0.81)%	18%	$3,306
2015	$32.41	(0.25)	2.73	2.48	—	(2.53)	(2.53)	$32.36	8.63%	1.98%	(0.78)%	16%	$2,968

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2020(3)	$46.31	(0.17)	4.19	4.02	—	(2.23)	(2.23)	$48.10	8.77%	1.47%(4)	(0.73)%(4)	5%	$18,949
2019	$44.47	(0.28)	5.45	5.17	—	(3.33)	(3.33)	$46.31	13.26%	1.47%	(0.63)%	13%	$17,240
2018	$41.84	(0.28)	5.45	5.17	—	(2.54)	(2.54)	$44.47	12.87%	1.47%	(0.62)%	17%	$15,137
2017	$33.79	(0.12)	9.77	9.65	—	(1.60)	(1.60)	$41.84	29.75%	1.48%	(0.33)%	16%	$11,345
2016	$35.85	(0.10)	(0.14)	(0.24)	—	(1.82)	(1.82)	$33.79	(0.55)%	1.48%	(0.31)%	18%	$9,066
2015	$35.46	(0.10)	3.02	2.92	—	(2.53)	(2.53)	$35.85	9.19%	1.48%	(0.28)%	16%	$9,637
R5 Class
2020(3)	$52.28	(0.01)	4.75	4.74	—	(2.23)	(2.23)	$54.79	9.16%	0.77%(4)	(0.03)%(4)	5%	$135
2019	$49.42	0.01	6.18	6.19	—	(3.33)	(3.33)	$52.28	14.04%	0.77%	0.07%	13%	$94
2018	$46.04	0.04	6.02	6.06	(0.14)	(2.54)	(2.68)	$49.42	13.69%	0.77%	0.08%	17%	$7
2017(5)	$39.41	0.07	6.56	6.63	—	—	—	$46.04	16.82%	0.78%(4)	0.28%(4)	16%(6)	$6
R6 Class
2020(3)	$52.36	0.04	4.75	4.79	—	(2.23)	(2.23)	$54.92	9.24%	0.62%(4)	0.12%(4)	5%	$406,594
2019	$49.42	0.10	6.17	6.27	—	(3.33)	(3.33)	$52.36	14.22%	0.62%	0.22%	13%	$461,623
2018	$46.07	0.10	6.02	6.12	(0.23)	(2.54)	(2.77)	$49.42	13.85%	0.62%	0.23%	17%	$369,109
2017	$36.97	0.18	10.75	10.93	(0.23)	(1.60)	(1.83)	$46.07	30.86%	0.63%	0.52%	16%	$233,309
2016	$38.95	0.17	(0.12)	0.05	(0.21)	(1.82)	(2.03)	$36.97	0.29%	0.63%	0.54%	18%	$83,367
2015	$38.25	0.20	3.28	3.48	(0.25)	(2.53)	(2.78)	$38.95	10.12%	0.63%	0.57%	16%	$36,951

For a Share Outstanding Throughout the Years Ended October 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
G Class
2020(3)	$52.44	0.20	4.76	4.96	—	(2.23)	(2.23)	$55.17	9.56%	0.00%(4)(7)(8)	0.74%(4)(7)	5%	$6
2019(9)	$51.28	0.10	1.06	1.16	—	—	—	$52.44	2.26%	0.00%(4)(8)(10)	0.78%(4)(10)	13%(11)	$5

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended April 30, 2020 (unaudited).

(4)	Annualized.

(5)	April 10, 2017 (commencement of sale) through October 31, 2017.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2017.

(7)
The annualized ratio of operating expenses to average net assets before expense waiver and the annualized ratio of net investment income (loss) to average net assets before expense waiver was 0.62% and 0.12%, respectively.

(8)	Ratio was less than 0.005%.

(9)	August 1, 2019 (commencement of sale) through October 31, 2019.

(10)
The annualized ratio of operating expenses to average net assets before expense waiver and the annualized ratio of net investment income (loss) to average net assets before expense waiver was 0.62% and 0.16%, respectively.

(11)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended October 31, 2019.

See Notes to Financial Statements.

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Directors (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by those members of the ACIM’s Investment Oversight Committee who are members of the ACIM’s Investment Management and Global Analytics departments.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of the Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period December 1, 2018 through December 31, 2019. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

24

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

25

Notes

26

Notes

27

Notes

28

Notes

29

Notes

30

Notes

31

Notes

32

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Mutual Funds, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2020 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92363 2006

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semiannual report filings.

ITEM 6. INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1)	Not applicable for semiannual report filings.

(a)(2)
Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Mutual Funds, Inc.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	June 25, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President
(principal executive officer)

Date:	June 25, 2020

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	June 25, 2020